UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number    811-22019
                                                   ------------

                  First Trust Exchange-Traded AlphaDEX(TM) Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
             ------------------------------------------------------
                     (Name and address of agent for service)

     Registrant's telephone number, including area code:  630-241-4141
                                                         --------------

                       Date of fiscal year end:  July 31
                                                ---------

                  Date of reporting period:  January 31, 2008
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



--------------------------------------------------------------------------------


First Trust Exchange-Traded AlphaDEX(TM) Fund

Semi-Annual Report          January 31, 2008




--------------------------------------------------------------------------------


Sector Series
-------------
First Trust Consumer Discretionary AlphaDEX(TM) Fund
First Trust Consumer Staples AlphaDEX(TM) Fund
First Trust Energy AlphaDEX(TM) Fund
First Trust Financials AlphaDEX(TM) Fund
First Trust Health Care AlphaDEX(TM) Fund
First Trust Industrials/Producer Durables AlphaDEX(TM) Fund
First Trust Materials AlphaDEX(TM) Fund
First Trust Technology AlphaDEX(TM) Fund
First Trust Utilities AlphaDEX(TM) Fund

Core Series
-----------
First Trust Large Cap Core AlphaDEX(TM) Fund
First Trust Mid Cap Core AlphaDEX(TM) Fund
First Trust Small Cap Core AlphaDEX(TM) Fund

Style Series
------------
First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund
First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund

Multi Cap Series
----------------
First Trust Multi Cap Value AlphaDEX(TM) Fund
First Trust Multi Cap Growth AlphaDEX(TM) Fund


                                 [LOGO OMITTED]

                          AlphaDEX(TM) Family of ETFs

           AlphaDEX(TM) is a trademark of First Trust Portolios L.P.


--------------------------------------------------------------------------------

Front Cover


--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


                  First Trust Exchange-Traded AlphaDEX(TM) Fund
                                January 31, 2008

Shareholder Letter                                                            2
Market Overview                                                               3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(TM) Fund                    4
      First Trust Consumer Staples AlphaDEX(TM) Fund                          5
      First Trust Energy AlphaDEX(TM) Fund                                    6
      First Trust Financials AlphaDEX(TM) Fund                                7
      First Trust Health Care AlphaDEX(TM) Fund                               8
      First Trust Industrials/Producer Durables AlphaDEX(TM) Fund             9
      First Trust Materials AlphaDEX(TM) Fund                                10
      First Trust Technology AlphaDEX(TM) Fund                               11
      First Trust Utilities AlphaDEX(TM) Fund                                12
      First Trust Large Cap Core AlphaDEX(TM) Fund                           13
      First Trust Mid Cap Core AlphaDEX(TM) Fund                             14
      First Trust Small Cap Core AlphaDEX(TM) Fund                           15
      First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund            16
      First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund           17
      First Trust Multi Cap Value AlphaDEX(TM) Fund                          18
      First Trust Multi Cap Growth AlphaDEX(TM) Fund                         19
Notes to Fund Performance Overview                                           20
Understanding Your Fund Expenses                                             21
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(TM) Fund                   23
      First Trust Consumer Staples AlphaDEX(TM) Fund                         26
      First Trust Energy AlphaDEX(TM) Fund                                   27
      First Trust Financials AlphaDEX(TM) Fund                               28
      First Trust Health Care AlphaDEX(TM) Fund                              31
      First Trust Industrials/Producer Durables AlphaDEX(TM) Fund            33
      First Trust Materials AlphaDEX(TM) Fund                                34
      First Trust Technology AlphaDEX(TM) Fund                               35
      First Trust Utilities AlphaDEX(TM) Fund                                37
      First Trust Large Cap Core AlphaDEX(TM) Fund                           38
      First Trust Mid Cap Core AlphaDEX(TM) Fund                             44
      First Trust Small Cap Core AlphaDEX(TM) Fund                           49
      First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund            56
      First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund           60
      First Trust Multi Cap Value AlphaDEX(TM) Fund                          64
      First Trust Multi Cap Growth AlphaDEX(TM) Fund                         72
Statements of Assets and Liabilities                                         80
Statements of Operations                                                     84
Statements of Changes in Net Assets                                          88
Financial Highlights                                                         94
Notes to Financial Statements                                               102
Additional Information                                                      109
Risk Considerations                                                         111

               Caution Regarding Forward-Looking Statements

This report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                     Performance and Risk Disclosure

There is no assurance that any Fund (individually called a "Fund" and collectively, the "Funds") of the Trust will achieve its investment objective. Each Fund of the Trust is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and market price will fluctuate and Fund shares may be worth more or less than their original cost.

                         How to Read This Report

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus.

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------


                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                               Semi-Annual Report

                                January 31, 2008

Dear Shareholders:

The year 2007 was a somewhat challenging one for the financial markets and for many investors. Yet, regardless of the market, First Trust Advisors L.P. ("First Trust") believes that in order to be successful in reaching your financial goals, you should be invested for the long-term. We also believe that investors should seek professional help from a financial advisor who understands many types of markets, knows the range of investments available, and is committed to bringing you investments suitable for your particular situation.

Our goal at First Trust has always been to offer a wide range of investment products, including our family of exchange-traded funds, to help financial advisors give you the tools to meet your financial objectives. We have continued to expand our product line to ensure that you have many choices for your portfolio.

This report contains detailed information about your investment in one (or more) of the Funds in the First Trust Exchange-Traded AlphaDEX(TM) Fund family. It contains such current information as the performance of the Fund(s) and a market recap of the period this report covers. I encourage you to read this report and discuss it with your financial advisor.

First Trust has been through many types of markets and remains committed to bringing you quality investment solutions regardless of the inevitable ups and downs the market experiences. We offer a variety of products that we believe can fit many financial plans to help investors seeking long-term investment success. As well, we are committed to giving you updated information about your investments so you and your financial advisor can discuss your particular situation and current portfolio.

We continue to value our relationship with you and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust Exchange-Traded AlphaDEX(TM) Fund

--------------------------------------------------------------------------------
Market Overview
--------------------------------------------------------------------------------

                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                               Semi-Annual Report
                                January 31, 2008


(PHOTO OMMITTED)   ROBERT F. CAREY, CFA
                   SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
                   FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 21 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

MARKET OVERVIEW. All of the major U.S. stock indices declined over the past six months. The S&P 500 Index posted a total return of -4.32%, while the S&P MidCap 400 Index and Russell 2000 Index of small-caps returned -5.45% and -7.50%, respectively. While returns were disappointing across the board, we did note six months ago that we believed large-caps were poised to outperform their mid- and small-cap counterparts and they did. We believe that could continue as the U.S. moves through the late stages of the current economic expansion, which has entered into its seventh year. The past two expansions lasted 7.7 years and 10.0 years, respectively, according to the National Bureau of Economic Research.

Growth stocks outperformed value stocks in all three market cap groups over the past six months and for all of 2007 - something they had not accomplished since the late 1990s. The six-month style/market cap index returns were as follows: S&P 500/Citigroup Growth (-3.92%); S&P 500/Citigroup Value (-4.56%); S&P Midcap 400/Citigroup Growth (-3.68%); S&P Midcap 400/Citigroup Value (-7.09%); Russell 2000 Growth (-6.20%); and Russell 2000 Value (-8.88%). Since it is not uncommon for one style to outperform the other over a multi-year period, which value stocks did from the second quarter 1999 through the end of 2006, it would not be extraordinary at all for growth to top value for more than just one year, in our opinion.

On the sector front, only five of the ten major sectors that comprise the S&P 500 posted gains: S&P Utilities (+6.12%); S&P Consumer Staples (+5.51%); S&P Materials (+3.16%); S&P Energy (+1.36%); and S&P Health Care (+0.50%). With U.S. economic growth slowing to a near standstill by January 2008, three of the aforementioned sectors (utilities, consumer staples & health care) should rank amongst the leaders due to their defensive and/or non-cyclical nature. The other two (energy & materials) were beneficiaries of the five federal funds rate cuts initiated by the Federal Reserve from September 2007 through January 2008. As we have learned, those rate cuts totaling 2.25 percentage points brought about a noticeable sell-off in the U.S. dollar, which pushed energy and material/commodity prices higher. The dollar declined 4.82% against a basket of major currencies between the first rate cut on September 18, 2007, and January 31, 2008.

Why have stocks struggled so much? It can be summed up in two words: subprime mortgages. The subprime mortgage meltdown is the most influential event to hit the markets since the dot-com bomb at the start of this decade. Its influence is being felt throughout the globe. Banks as far away as India and China have sustained losses from investing in subprime mortgages via collateralized debt obligations or other structured investment vehicles. Anyone who follows the markets closely has seen the fallout in our own financial sector (banks, brokerage and insurance). Subprime mortgages have financed the purchase of approximately 8.6%, or
5.98 million, of all homes in the U.S. Only a little over 1% of all homes in the U.S. are in the foreclosure process. Standard & Poor's reported it believes the financial community has surpassed the halfway point in its writedowns.

In our opinion, the primary problem plaguing the U.S. economy is not a lack of liquidity, but rather an excessive use of leverage. As we just noted, the largest contributor to this leverage problem (subprime mortgages) is being addressed. There is plenty of capital on the sidelines to fuel this economic expansion. Assets in retail money market funds alone total a record $3.4 trillion, according to the Investment Company Institute. A record $1.6 trillion in cash holdings is sitting on the books of U.S. nonfinancial companies, up $600 billion from five years ago, according to Moody's. These sources of capital coupled with the additional monetary and fiscal stimulus coming from the government could prove to be the catalyst equity investors have been waiting for.

--------------------------------------------------------------------------------
Fund Performance Overview
--------------------------------------------------------------------------------


FXD - FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND

The First Trust Consumer Discretionary AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the American Stock Exchange LLC (the "AMEX") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Consumer Discretionary and Services Index).

---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                            -11.88%                   -17.04%
 Market Price                                                   -12.14%                   -17.24%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -4.27%                    -7.39%
 StrataQuant(TM) Consumer Discretionary Index                   -11.55%                   -16.51%
 Russell 1000(R) Consumer Discretionary and Services Index       -7.62%                   -12.19%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. The Fund's net asset value ("NAV") returned -11.88% versus -7.62% for the Russell 1000(R) Consumer Discretionary and Services Index over the six months ended January 31, 2008. The top contributor to fund performance was the education services industry followed by the toy industry. Only four of the 27 represented industries posted positive contributions to return over the six-month period. The Russell 1000(R) Consumer Discretionary and Services Index had only two out of its 29 industries with positive contributions to return. The biggest drag on performance relative to the benchmark came from the retail industry. Almost one-third of the Fund and benchmark holdings over the period were allocated to the retail industry. However, the benchmark contribution to return from the retail industry was over 100 basis points greater than that for the Fund.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were GameStop Corp., Class A, Copart, Inc. and Apollo Group, Inc., Class A. The worst-performing stocks, by percentage loss, were McClatchy Co., Class A, Getty Images, Inc., and Idearc, Inc.

-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Consumer Discretionary                         75.32%
Industrials                                     9.66
Information Technology                          8.97
Consumer Staples                                5.82
Materials                                       0.23
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
OfficeMax, Inc.                                 1.54%
Leggett & Platt, Inc.                           1.40
Sears Holdings Corp.                            1.39
Liz Claiborne, Inc.                             1.38
Mohawk Industries, Inc.                         1.38
Macy's, Inc.                                    1.37
Urban Outfitters, Inc.                          1.36
Dillard's, Inc., Class A                        1.36
Whirlpool Corp.                                 1.34
AutoNation, Inc.                                1.33
                                              -------
Total                                          13.85%
                                              =======

--------------------------
The StrataQuant(TM) Consumer Discretionary Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First
Trust Consumer Discretionary AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Consumer Discretionary Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FXG - First Trust Consumer Staples AlphaDEX(TM) Fund

The First Trust Consumer Staples AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Consumer Staples Index).

---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -6.68%                   -10.83%
 Market Price                                                    -6.84%                   -10.98%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -4.27%                    -7.39%
 StrataQuant(TM) Consumer Staples Index                          -6.30%                   -10.29%
 Russell 1000(R) Consumer Staples Index                           3.71%                     1.43%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. The Fund posted an NAV return of -6.68% over the six-month period, trailing the Russell 1000(R) Consumer Staples Index return of 3.71%. Tobacco and beverage brewers were the top contributors to return as investors shifted towards more defensive industries over the six-month period. The Fund was hurt by overweight positions relative to the benchmark in the drug and grocery & foods industries. Rising commodity costs and shrinking margins hurt both industries resulting in over 700 basis points of negative contribution to return.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were PepsiAmericas, Inc., Hormel Foods Corp. and Loews Corp.-Carolina Group. The worst-performing stocks, by percentage loss, were SUPERVALU, Inc., Del Monte Foods Co. and Tyson Foods, Inc, Class A.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Consumer Staples                              100.00%
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
Colgate-Palmolive Co.                           5.92%
Church & Dwight Co., Inc.                       5.90
Coca-Cola (The) Co.                             5.77
Tyson Foods, Inc., Class A                      5.57
Pepsi Bottling Group (The), Inc.                5.29
Rite Aid Corp.                                  5.08
SUPERVALU, Inc.                                 4.80
Loews Corp. - Carolina Group                    4.61
Kroger (The) Co.                                4.57
Del Monte Foods Co.                             4.54
                                              -------
Total                                          52.05%
                                              =======


--------------------------
The StrataQuant(TM) Consumer Staples Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust
Consumer Staples AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FXN - First Trust Energy AlphaDEX(TM) Fund

The First Trust Energy AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmarks (Russell 1000(R) Integrated Oils Index and Russell 1000(R) Other Energy Index).

---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                              2.16%                     5.93%
 Market Price                                                     2.01%                     5.83%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -4.27%                    -7.39%
 StrataQuant(TM) Energy Index                                     2.42%                     6.38%
 Russell 1000(R) Integrated Oils Index                            2.89%                    10.47%
 Russell 1000(R) Other Energy Index                               0.09%                     4.10%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. The Fund posted an NAV return of 2.16% over the six-month period versus returns of 2.89% for the Russell 1000(R) Integrated Oils Index and 0.09% for the Russell 1000(R) Other Energy Index. The portfolio's holdings in the other energy sector accounted for approximately 88% of the Fund and outperformed the Russell 1000(R) Other Energy Index by about 120 basis points. The portfolio's holdings in the integrated oils sector also outperformed, returning approximately 50 basis points more than the Russell 1000(R) Integrated Oils Index over the six-month period. Crude producers and integrated domestic were the top two industries by contribution to return. The oil well equipment & servicing industry had the most negative contribution to return. Outperformance in the industry relative to the benchmark helped offset an overweight position limiting the overall impact on the Fund.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were Continental Resources, Inc., Helmerich & Payne, Inc. and Hess Corp. The worst-performing stocks, by percentage loss, were Western Refining, Inc., ENSCO International, Inc. and Rowan Cos., Inc.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Energy                                         98.81%
Utilities                                       1.19
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
Unit Corp.                                      3.61%
Massey Energy Co.                               3.46
Patterson-UTI Energy, Inc.                      3.34
Nabors Industries Ltd.                          3.31
Helmerich & Payne, Inc.                         3.26
Cimarex Energy Co.                              3.20
SEACOR Holdings, Inc.                           3.17
Western Refining, Inc.                          2.94
ENSCO International, Inc.                       2.86
Valero Energy Corp.                             2.81
                                              -------
Total                                          31.96%
                                              =======


--------------------------
The StrataQuant(TM) Energy Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Energy AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FXO - FIRST TRUST FINANCIALS ALPHADEX(TM) FUND

The First Trust Financials AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Financial Services Index).

---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                            -11.35%                   -20.61%
 Market Price                                                   -11.68%                   -20.82%

INDEX PERFORMANCE
 StrataQuant(TM) Financials Index                               -10.78%                   -19.83%
 Russell 1000(R) Index                                           -4.27%                    -7.39%
 Russell 1000(R) Financial Services Index                       -10.42%                   -20.11%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. The Fund posted an NAV return of -11.35% over the six-month period, trailing the Russell 1000(R) Financial Services Index return of -10.42%. The New York City banks industry had the only positive contribution to return, but a small weight (0.73% average weight) limited its impact on overall Fund performance. The miscellaneous financial and securities brokerage & services industries had the most negative contribution to return over the six-month period. The two industries combined contribution to return trailed the benchmark's respective industries by approximately 150 basis points.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were Blackrock, Inc., NASDAQ Stock Market, Inc. and Assurant, Inc. The worst-performing stocks, by percentage loss, were Countrywide Financial Corp., Ambac Financial Group, Inc. and PMI Group (The), Inc.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Financials                                     91.24%
Information Technology                          4.83
Industrials                                     3.39
Health Care                                     0.54
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
E*TRADE Financial Corp.                         1.43%
Capital One Financial Corp.                     1.18
Washington Mutual, Inc.                         1.16
Ryder System, Inc.                              1.13
Colonial Properties Trust                       1.11
IndyMac Bancorp, Inc.                           1.09
American Capital Strategies Ltd.                1.09
Fidelity National Financial, Inc., Class A      1.07
AmeriCredit Corp.                               1.06
Axis Capital Holdings Ltd.                      1.05
                                              -------
Total                                          11.37
                                              =======


--------------------------
The StrataQuant(TM) Financials Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Financials AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXH - FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND

The First Trust Health Care AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Health Care Index).


---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -0.98%                    -3.55%
 Market Price                                                    -1.28%                    -3.75%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -4.27%                    -7.39%
 StrataQuant(TM) Health Care Index                               -0.63%                    -2.97%
 Russell 1000(R) Health Care Index                                0.54%                    -6.58%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. The Fund posted an NAV return of -0.98% over the six-month period, trailing the Russell 1000(R) Health Care Index return of 0.54%. Health care services and medical & dental instruments & suppliers comprised roughly one-third of the portfolio and were the top two contributors to the Fund's return. Both industries were overweight and outperformed relative to the benchmark. Health care management services and drugs & pharmaceuticals had the most negative contribution to return. Combined, the two industries accounted for roughly 230 basis points of relative underperformance over the period.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were Express Scripts, Inc., Respironics, Inc. and Intuitive Surgical, Inc. The worst-performing stocks, by percentage loss, were Wellcare Health Plans, Inc., King Pharmaceuticals, Inc. and Vertex Pharmaceuticals, Inc.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Health Care                                    95.56%
Consumer Staples                                2.45
Industrials                                     1.99
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
Humana, Inc.                                    2.66%
King Pharmaceuticals, Inc.                      2.55
Respironics, Inc.                               2.49
Gilead Sciences, Inc.                           2.48
Medco Health Solutions, Inc.                    2.46
CVS Caremark Corp.                              2.45
McKesson Corp.                                  2.39
Henry Schein, Inc.                              2.36
Express Scripts, Inc.                           2.30
LifePoint Hospitals, Inc.                       2.26
                                              -------
Total                                          24.40%
                                              =======


--------------------------
The StrataQuant(TM) Health Care Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Health Care AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FXR - FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND

The First Trust Industrials/Producer Durables AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Producer Durables Index).

---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -7.05%                   -12.30%
 Market Price                                                    -7.45%                   -12.45%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -4.27%                   -7.39%
 StrataQuant(TM) Industrials Index                               -6.73%                  -11.80%
 Russell 1000(R) Producer Durables Index                         -4.84%                   -2.07%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. The Fund posted an NAV return of -7.05% over the six-month period, trailing the Russell 1000(R) Producer Durables Index return of -4.84%. The agricultural machinery industry was the best performing industry with a 220 basis point contribution to return. The industry also outperformed the benchmark industry by approximately 50 basis points. The production technology equipment industry had the most negative contribution to return, followed by the electrical equipment & components industry. The two industries combined for approximately 300 basis points of negative contribution to return.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were AGCO Corp., Deere & Co. and NVR, Inc. The worst-performing stocks, by percentage loss, were General Cable Corp., Ryland Group, Inc. and Terex Corp.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Industrials                                    74.06%
Information Technology                         13.05
Consumer Discretionary                          7.83
Telecommunication Services                      2.92
Health Care                                     2.14
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
NVR, Inc.                                        4.42%
Gardner Denver, Inc.                             3.61
Alliant Techsystems, Inc.                        3.42
Toll Brothers, Inc.                              3.41
Donaldson Co., Inc.                              3.32
AGCO Corp.                                       3.26
Flowserve Corp.                                  3.14
Lexmark International, Inc., Class A             3.05
General Cable Corp.                              2.91
Manitowoc (The) Co., Inc.                        2.87
                                              -------
Total                                           33.41%
                                              =======


--------------------------
The StrataQuant(TM) Industrials Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust
Industrials/Producer Durables AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FXZ - FIRST TRUST MATERIALS ALPHADEX(TM) FUND

The First Trust Materials AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Materials and Processing Index).

---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                              2.23%                     3.10%
 Market Price                                                     2.13%                     3.00%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -4.27%                    -7.39%
 StrataQuant(TM) Materials Index                                  2.55%                     3.61%
 Russell 1000(R) Materials and Processing Index                   2.55%                     3.80%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. The Fund posted an NAV return of 2.23% over the six-month period, trailing the 2.55% return of the Russell 1000(R) Materials and Processing Index. Fertilizers, steel, and fishing & ranching were the top performing industries and collectively contributed 400 basis points of return over the six-month period. Chemicals and building materials had the most negative contribution to return and trailed the benchmark. Chemicals had an underweight position relative to the benchmark, limiting its impact on overall portfolio performance.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were Mosaic (The) Co., Monsanto Co. and Cleveland-Cliffs, Inc. The worst-performing stocks, by percentage loss, were Owens Corning, Inc, Armstrong World Industries, Inc. and URS Corp.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Materials                                      70.97%
Industrials                                    25.45
Consumer Staples                                3.58
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
Owens Corning, Inc.                             3.19%
Westlake Chemical Corp.                         3.14
AK Steel Holding Corp.                          3.06
Owens-Illinois, Inc.                            3.02
International Paper Co.                         2.96
Mosaic (The) Co.                                2.86
Shaw Group (The), Inc.                          2.77
Sealed Air Corp.                                2.68
Harsco Corp.                                    2.63
Steel Dynamics, Inc.                            2.60
                                              -------
Total                                          28.91%
                                              =======


--------------------------
The StrataQuant(TM) Materials Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Materials AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FXL - FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND

The First Trust Technology AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Technology Index).

---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                            -11.77%                   -9.70%
 Market Price                                                   -11.93%                   -9.95%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -4.27%                    -7.39%
 StrataQuant(TM) Technology Index                               -11.45%                    -9.22%
 Russell 1000(R) Technology Index                                -6.78%                    -4.67%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. The Fund returned -11.77% at NAV over the six-month period, trailing the Russell 1000(R) Technology Index return of -6.78%. All seven of the industries represented in the Fund over the six-month period posted negative returns. The semiconductors/ components, computer services software & systems and computer technology industries were the biggest drags performance. The three industries had a combined negative contribution to return of approximately 870 basis points. An underweight position in computer technology helped contribution to return by 30 basis points versus the benchmark.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were BEA Systems, Inc., Western Digital Corp. and NAVTEQ Corp. The worst-performing stocks, by percentage loss, were VeriFone Holdings, Inc., Vishay Intertechnology, Inc. and First Solar, Inc.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Information Technology                         85.87%
Industrials                                    10.60
Health Care                                     2.40
Consumer Discretionary                          1.13
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
Electronic Data Systems Corp.                   2.63%
ADC Telecommunications, Inc.                    2.58
Vishay Intertechnology, Inc.                    2.50
BEA Systems, Inc.                               2.40
Western Digital Corp.                           2.38
Harris Corp.                                    2.37
Amphenol Corp., Class A                         2.34
Computer Sciences Corp.                         2.32
Salesforce.com, Inc.                            2.27
MEMC Electronic Materials, Inc.                 2.19
                                              -------
Total                                          23.98%
                                              =======


--------------------------
The StrataQuant(TM) Technology Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Technology AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FXU - FIRST TRUST UTILITIES ALPHADEX(TM) FUND

The First Trust Utilities AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R)
Utilities Index).


---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                                Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -4.31%                   -12.10%
 Market Price                                                    -4.32%                   -12.12%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -4.27%                    -7.39%
 StrataQuant(TM) Utilities Index                                 -3.79%                   -11.44%
 Russell 1000(R) Utilities Index                                 -5.39%                    -9.38%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. The Fund returned -4.31% at NAV over the six-month period, outperforming the Russell 1000(R) Utilities Index return of -5.39%. Electrical utilities (130 basis point contribution to return), gas utilities (40 basis point contribution to return), and miscellaneous utilities (17 basis point contribution to return) were the three out of five industries with positive contribution to return. The telecommunications industry was the worst performing industry and accounted for approximately -530 basis points of contribution to return.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were Puget Energy, Inc., Energen Corp. and FirstEnergy Corp. The worst-performing stocks, by percentage loss, were Sprint Nextel Corp., Leap Wireless International, Inc. and United States Cellular Corp.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Utilities                                      84.79%
Telecommunication Services                     13.05
Consumer Discretionary                          2.16
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
NiSource, Inc.                                  3.63%
DTE Energy Co.                                  3.50
Mirant Corp.                                    3.41
Exelon Corp.                                    3.37
Duke Energy Corp.                               3.34
Constellation Energy Group                      3.31
Alliant Energy Corp.                            3.28
Pinnacle West Capital Corp.                     3.27
CenturyTel, Inc.                                3.21
Sprint Nextel Corp.                             2.90
                                              -------
Total                                          33.22%
                                              =======


--------------------------
The StrataQuant(TM) Utilities Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Utilities AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FEX - FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND

The First Trust Large Cap Core AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large
Cap Core Index (the "Large Cap Core Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large
Cap Core Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FEX."

The Large Cap Core Index is a modified equal-dollar weighted index designed by Standard &Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"), to objectively identify and select stocks from the S&P 500 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P 500 Index).


---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -5.63%                    -9.78%
 Market Price                                                    -5.91%                   -10.08%

INDEX PERFORMANCE
 S&P 500 Index                                                   -4.32%                    -7.28%
 Defined Large Cap Core Index                                    -5.30%                    -9.29%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. Utilities and energy were the only sectors that produced a positive contribution to return over the six-month period. The information technology and financials sectors had the largest negative impact on performance on an absolute basis.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were Monsanto Co., Hess
Corp. and Deere & Co. The worst-performing stocks, by percentage loss, were MGIC Investment Corp., Sprint Nextel Corp. and XL Capital Ltd, Class A.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Financials                                     19.05%
Consumer Discretionary                         18.49
Industrials                                    12.86
Energy                                          9.47
Health Care                                     9.27
Information Technology                          8.88
Materials                                       7.80
Consumer Staples                                6.51
Utilities                                       6.11
Telecommunication Services                      1.56
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
OfficeMax, Inc.                                 0.57%
Washington Mutual, Inc.                         0.55
Sealed Air Corp.                                0.54
Brunswick Corp.                                 0.53
E*TRADE Financial Corp.                         0.53
Family Dollar Stores, Inc.                      0.52
Leggett & Platt, Inc.                           0.52
Big Lots, Inc.                                  0.51
J.C. Penney Co., Inc.                           0.51
Macy's, Inc.                                    0.51
                                              -------
Total                                           5.29%
                                              =======


--------------------------
The Defined Large Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&Pto calculate and maintain the Defined Large Cap Core Index. STANDARD&POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Core AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard &Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FNX - FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND

The First Trust Mid Cap Core AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (the "Mid Cap Core Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Core Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FNX."

The Mid Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P MidCap 400 Index).

---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -6.87%                   -11.28%
 Market Price                                                    -6.95%                   -11.38%

INDEX PERFORMANCE
 Defined Mid Cap Core Index                                      -6.59%                   -10.89%
 S&P MidCap 400 Index                                            -5.45%                    -9.08%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. Utilities and energy were the only sectors that produced positive contributions to return over the six-month period. The industrials and information technology sectors had the largest negative impact on performance on an absolute basis. The financials and consumer discretionary sectors also weighed negatively on performance.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were Kindred Healthcare, Inc., DeVry, Inc. and GameStop Corp. The worst-performing stocks, by percentage loss, were Radian Group, Inc., PMI Group (The), Inc. and RF Micro Devices, Inc.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Industrials                                    19.47%
Consumer Discretionary                         19.40
Information Technology                         12.59
Health Care                                    10.96
Financials                                     10.50
Energy                                          8.77
Materials                                       7.86
Utilities                                       6.36
Consumer Staples                                3.89
Telecommunication Services                      0.20
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
Werner Enterprises, Inc.                        0.71%
Charming Shoppes, Inc.                          0.70
Rent-A-Center, Inc.                             0.69
Bob Evans Farms, Inc.                           0.65
IndyMac Bancorp, Inc.                           0.65
Fidelity National Financial, Inc., Class A      0.64
Mohawk Industries, Inc.                         0.63
YRC Worldwide, Inc.                             0.63
BorgWarner, Inc.                                0.62
AmeriCredit Corp.                               0.61
                                              -------
Total                                           6.53%
                                              =======


--------------------------
The Defined Mid Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&Pto calculate and maintain the Defined Mid Cap Core Index. STANDARD&POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Core AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard &Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FYX - FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND

The First Trust Small Cap Core AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (the "Small Cap Core Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Core Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FYX."

The Small Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P SmallCap 600 Index).

---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                            -10.15%                   -15.24%
 Market Price                                                   -10.19%                   -15.37%

INDEX PERFORMANCE
 Defined Small Cap Core Index                                    -9.73%                   -14.65%
 S&P SmallCap 600 Index                                          -8.01%                   -12.29%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. Health care and utilities were the only two sectors to have a positive contribution to return over the six-month period. An underweight position in financials helped performance relative to the benchmark. The information technology and consumer discretionary sectors had the largest negative impact on performance over the period on an absolute basis.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were EDO Corp., Concur Technologies, Inc. and Franklin Bank Corp. The worst-performing stocks, by percentage loss, were Zumiez, Triad Guaranty, Inc. and Finish Line
(The), Inc, Class A.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Consumer Discretionary                         19.76%
Information Technology                         18.50
Industrials                                    18.22
Financials                                     13.11
Health Care                                    12.33
Energy                                          6.17
Materials                                       4.98
Consumer Staples                                4.42
Utilities                                       2.38
Telecommunication Services                      0.13
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
Arkansas Best Corp.                             0.55%
Stein Mart, Inc.                                0.53
Old Dominion Freight Line, Inc.                 0.49
LandAmerica Financial Group, Inc.               0.49
Building Materials Holding Corp.                0.48
Universal Forest Products, Inc.                 0.48
Corus Bankshares, Inc.                          0.47
Tuesday Morning Corp.                           0.47
Brown Shoe Co., Inc.                            0.44
PAREXEL International Corp.                     0.44
                                              -------
Total                                           4.84%
                                              =======


--------------------------
The Defined Small Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&Pto calculate and maintain the Defined Small Cap Core Index. STANDARD&POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Core AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard &Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FTA - FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND

The First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Opportunities Index (the "Large Cap Value Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Value Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FTA."

The Large Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500/Citigroup Value Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P 500/Citigroup Value Index).

---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -6.66%                   -11.79%
 Market Price                                                    -7.04%                   -11.96%

INDEX PERFORMANCE
 S&P 500 Index                                                   -4.32%                    -7.28%
 Defined Large Cap Value Opportunities Index                     -6.23%                   -11.28%
 S&P 500/Citigroup Value Index                                   -4.57%                    -8.52%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. The utilities and consumer staples sectors were the only sectors to have a positive contribution to return over the six-month period. The financials and consumer discretionary sectors had the most negative impact on performance on an absolute basis. The information technology and materials sectors also hurt overall performance.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were Hess Corp., Archer Daniels Midland Co. and Big Lots, Inc. The worst-performing stocks, by percentage loss, were MGIC Investment Corp., Sprint Nextel Corp. and XL Capital Ltd, Class A.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Financials                                     26.34%
Consumer Discretionary                         25.38
Utilities                                       9.86
Industrials                                     8.82
Materials                                       8.46
Information Technology                          7.66
Energy                                          5.27
Consumer Staples                                3.40
Telecommunication Services                      2.70
Health Care                                     2.11
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
E*TRADE Financial Corp.                         1.21%
OfficeMax, Inc.                                 1.04
Washington Mutual, Inc.                         1.01
Sealed Air Corp.                                0.98
Brunswick Corp.                                 0.96
Ryder System, Inc.                              0.96
Family Dollar Stores, Inc.                      0.95
Leggett & Platt, Inc.                           0.94
Big Lots, Inc.                                  0.94
J.C. Penney Co., Inc.                           0.93
                                              -------
Total                                           9.92%
                                              =======


--------------------------
The Defined Large Cap Value Opportunities Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&Pto calculate and maintain the Defined Large Cap Value Opportunities Index. STANDARD&POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard &Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FTC - FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND

The First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Opportunities Index (the "Large Cap Growth Index"). The
Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Growth Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FTC."

The Large Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500/Citigroup Growth Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P 500/Citigroup Growth Index).


---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -4.10%                    -6.59%
 Market Price                                                    -4.36%                    -6.69%

INDEX PERFORMANCE
 S&P 500 Index                                                   -4.32%                    -7.28%
 Defined Large Cap Growth Opportunities Index                    -3.78%                    -6.12%
 S&P 500/Citigroup Growth Index                                  -4.00%                    -5.91%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. The energy sector was the largest contributor to return on an absolute basis over the six-month period. Materials stocks also contributed positively to performance. The information technology and consumer discretionary sectors had the most negative impact on performance on an absolute basis. The industrials and health care sectors also weighed negatively on performance.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were Monsanto Co., Deere & Co. and Express Scripts, Inc. The worst-performing stocks, by percentage loss, were Terex Corp., SanDisk Corp. and Ciena Corp.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Industrials                                    17.34%
Health Care                                    17.03
Energy                                         14.42
Financials                                     11.85
Consumer Discretionary                         10.53
Consumer Staples                                9.81
Information Technology                          9.63
Materials                                       6.97
Utilities                                       2.24
Telecommunication Services                      0.18
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
Humana, Inc.                                    1.12%
L-3 Communications Holdings, Inc.               1.10
State Street Corp.                              1.07
Monsanto Co.                                    1.06
Medco Health Solutions, Inc.                    1.04
CVS Caremark Corp.                              1.03
Costco Wholesale Corp.                          1.03
Archer-Daniels-Midland Co.                      1.00
Best Buy Co., Inc.                              0.98
Express Scripts, Inc.                           0.97
                                              -------
Total                                          10.40%
                                              =======


--------------------------
The Defined Large Cap Growth Opportunities Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&Pto calculate and maintain the Defined Large Cap Growth Opportunities Index. STANDARD&POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard &Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FAB - FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND

The First Trust Multi Cap Value AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (the "Multi Cap Value Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Multi Cap Value Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FAB."

The Multi Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500/Citigroup Value Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P Composite 1500/Citigroup Value Index).


---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                               Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -7.66%                   -13.97%
 Market Price                                                    -8.20%                   -14.17%

INDEX PERFORMANCE
 S&P Composite 1500 Index                                        -4.52%                    -7.62%
 Defined Multi Cap Value Index                                   -7.27%                   -13.45%
 S&P Composite 1500/Citigroup Value Index                        -4.96%                    -9.07%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. The utilities sector was the biggest contributor to performance on an absolute basis over the six-month period. The energy and health care sectors also contributed positively to performance. The information technology and consumer discretionary sectors had the largest negative impact on performance on an absolute basis. Poor performance from the financials sector also hurt performance, although an underweight position relative to the benchmark limited the impact.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were Hess Corp., Kindred Healthcare, Inc. and Archer Daniels Midland Co. The worst-performing stocks, by percentage loss, were MGIC Investment Corp., PMI Group (The), Inc. and Radian Group, Inc.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Consumer Discretionary                         24.88%
Financials                                     21.72
Industrials                                    13.50
Information Technology                         10.29
Utilities                                       9.17
Materials                                       7.49
Energy                                          5.21
Health Care                                     3.12
Consumer Staples                                3.11
Telecommunication Services                      1.51
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
E*TRADE Financial Corp.                         0.61%
Office Max, Inc.                                0.52
Washington Mutual, Inc.                         0.51
Sealed Air Corp.                                0.49
Brunswick Corp.                                 0.48
Ryder System, Inc.                              0.48
Family Dollar Stores, Inc.                      0.47
Leggett & Platt, Inc.                           0.47
Big Lots, Inc.                                  0.47
J.C. Penney Co., Inc.                           0.47
                                              -------
Total                                           4.97%
                                              =======


--------------------------
The Defined Multi Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&Pto calculate and maintain the Defined Multi Cap Value Index. STANDARD&POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Value AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard &Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FAD - First Trust Multi Cap Growth AlphaDEX(TM) Fund

The First Trust Multi Cap Growth AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (the "Multi Cap Growth Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Multi Cap Growth Index. The shares of the Fund are listed and trade on the AMEX under the ticker symbol "FAD."

The Multi Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500/Citigroup Growth Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P Composite 1500/Citigroup Growth Index).


---------------------------------------------------------------------------------------------------------
Performance as of January 31, 2008
                                                                Six Months           Since Fund Inception
                                                         Ended January 31, 2008         (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -5.92%                    -7.84%
 Market Price                                                    -6.19%                    -7.97%

INDEX PERFORMANCE
 S&P Composite 1500 Index                                        -4.52%                    -7.62%
 Defined Multi Cap Growth Index                                  -5.63%                    -7.34%
 S&P Composite 1500/Citigroup Growth Index                       -4.08%                    -6.03%
---------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 20.)

FUND RECAP. The energy sector was the biggest contributor to performance on an absolute basis over the six-month period. The materials and utilities sectors also contributed positively to portfolio performance. The information technology and consumer discretionary sectors had the largest negative impact on performance over the period on an absolute basis.

The top three performing stocks in the Fund over the six months ended January 31, 2008, by contribution to return, were Monsanto Co., Deere & Co. and Express Scripts, Inc. The worst-performing stocks, by percentage loss, were Terex Corp., Wellcare Health Plans, Inc. and SanDisk Corp.


-------------------------------------------------------------
Portfolio Sector Allocation as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Sector                                 Long-Term Investments
--------------------------------------------------------------
Industrials                                    18.62%
Health Care                                    18.08
Information Technology                         13.67
Energy                                         12.74
Consumer Discretionary                         11.74
Financials                                      8.80
Consumer Staples                                7.64
Materials                                       7.17
Utilities                                       1.45
Telecommunication Services                      0.09
                                              -------
Total                                         100.00%
                                              =======


-------------------------------------------------------------
Top Ten Portfolio Holdings as of January 31, 2008
-------------------------------------------------------------
                                             % of Total
Security                               Long-Term Investments
-------------------------------------------------------------
Humana, Inc.                                    0.56%
L-3 Communications Holdings, Inc.               0.55
State Street Corp.                              0.53
Monsanto Co.                                    0.53
Medco Health Solutions, Inc.                    0.52
CVS Caremark Corp.                              0.52
Costco Wholesale Corp.                          0.51
Archer-Daniels-Midland Co.                      0.50
Best Buy Co., Inc.                              0.49
Express Scripts, Inc.                           0.49
                                              -------
Total                                           5.20%
                                              =======


--------------------------
The Defined Multi Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&Pto calculate and maintain the Defined Multi Cap Growth Index. STANDARD&POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Growth AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard &Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Notes to Fund Performance Overview
--------------------------------------------------------------------------------


Total returns for the periods since inception are calculated from the inception date of each Fund. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after their inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

Understanding Your Fund Expenses
January 31, 2008 (Unaudited)


Aa shareholder of First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First
Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund, First Trust Utilities AlphaDEX(TM) Fund, First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund, or First Trust Multi Cap Growth AlphaDEX(TM) Fund (collectively, the "Funds"), you incur two types of costs: (1)transaction costs; and (2)ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2008.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ANNUALIZED
                                                                                            EXPENSE RATIO      EXPENSES PAID
                                                       BEGINNING          ENDING            BASED ON THE       DURING THE PERIOD
                                                       ACCOUNT VALUE      ACCOUNT VALUE     NUMBER OF DAYS     AUGUST 1, 2007 TO
                                                       AUGUST 1, 2007     JANUARY 31, 2008  IN THE PERIOD (a)  JANUARY 31, 2008 (b)
First Trust Consumer Discretionary AlphaDEX(TM) Fund
Actual                                                 $1,000.00          $  881.20            0.70%               $3.31
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

First Trust Consumer Staples AlphaDEX(TM) Fund
Actual                                                 $1,000.00          $  933.20            0.70%               $3.40
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

First Trust Energy AlphaDEX(TM) Fund
Actual                                                 $1,000.00          $1,021.60            0.70%               $3.56
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

First Trust Financials AlphaDEX(TM) Fund
Actual                                                 $1,000.00          $  886.50            0.70%               $3.32
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

First Trust Health Care AlphaDEX(TM) Fund
Actual                                                 $1,000.00          $  990.20            0.70%               $3.50
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

Understanding Your Fund Expenses
January 31, 2008 (Unaudited)


                                                                                            ANNUALIZED
                                                                                            EXPENSE RATIO      EXPENSES PAID
                                                       BEGINNING          ENDING            BASED ON THE       DURING THE PERIOD
                                                       ACCOUNT VALUE      ACCOUNT VALUE     NUMBER OF DAYS     AUGUST 1, 2007 TO
                                                       AUGUST 1, 2007     JANUARY 31, 2008  IN THE PERIOD (a)  JANUARY 31, 2008 (b)
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES
ALPHADEX(TM) FUND
Actual                                                 $1,000.00          $  929.50            0.70%               $3.40
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

FIRST TRUST MATERIALS ALPHADEX(TM) FUND
Actual                                                 $1,000.00          $1,022.30            0.70%               $3.56
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
Actual                                                 $1,000.00          $  882.30            0.70%               $3.31
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

FIRST TRUST UTILITIES ALPHADEX(TM) FUND
Actual                                                 $1,000.00          $  956.90            0.70%               $3.44
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
Actual                                                 $1,000.00          $  943.70            0.70%               $3.42
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
Actual                                                 $1,000.00          $  931.30            0.70%               $3.40
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
Actual                                                 $1,000.00          $  898.50            0.70%               $3.34
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES
AlphaDEX(TM) Fund
Actual                                                 $1,000.00          $  933.40            0.70%               $3.40
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES
ALPHADEX(TM) FUND
Actual                                                 $1,000.00          $  959.00            0.70%               $3.45
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
Actual                                                 $1,000.00          $  923.40            0.70%               $3.38
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
Actual                                                 $1,000.00          $  940.80            0.70%               $3.41
Hypothetical (5% return before expenses)               $1,000.00          $1,021.62            0.70%               $3.56


(a) These expense ratios reflect expense caps.

(b) Expenses are equal to the annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------

           COMMON STOCKS--99.9%
           CHEMICALS--0.2%
      88   International Flavors & Fragrances,
              Inc.                             $       3,750
                                               -------------
           COMMERCIAL SERVICES &
           SUPPLIES--6.6%
   1,540   Allied Waste Industries, Inc. (b)          15,169
     213   Brink's (The) Co.                          12,914
     379   Cintas Corp.                               12,439
     399   Copart, Inc. (b)                           16,311
     431   Corrections Corp. of America (b)           11,439
      75   Manpower, Inc.                              4,220
     131   Monster Worldwide, Inc. (b)                 3,648
     225   R.R. Donnelley & Sons Co.                   7,850
     271   Republic Services, Inc.                     8,130
     157   Robert Half International, Inc.             4,361
     390   Waste Management, Inc.                     12,652
                                               -------------
                                                     109,133
                                               -------------
           DIVERSIFIED CONSUMER
              SERVICES--1.2%
     242   Apollo Group, Inc., Class A (b)            19,297
                                               -------------

           ELECTRONIC EQUIPMENT &
              INSTRUMENTS--1.6%
     427   Dolby Laboratories, Inc., Class A (b)      18,399
     225   Tech Data Corp. (b)                         7,736
                                               -------------
                                                      26,135
                                               -------------
           FOOD & STAPLES RETAILING--2.8%
     251   BJ's Wholesale Club, Inc. (b)               8,142
     304   Costco Wholesale Corp.                     20,654
     357   Wal-Mart Stores, Inc.                      18,164
                                               -------------
                                                      46,960
                                               -------------
           HOTELS, RESTAURANTS &
              LEISURE--11.7%
     595   Burger King Holdings, Inc.                 15,678
     381   Carnival Corp.                             16,951
     537   Cheesecake Factory (The), Inc. (b)         11,733
      97   International Game Technology               4,139
     103   International Speedway Corp., Class A       4,217
      82   Las Vegas Sands Corp. (b)                   7,189
     288   McDonald's Corp.                           15,422
     101   MGM MIRAGE (b)                              7,395
     295   Orient-Express Hotels Ltd., Class A        15,266
     118   Panera Bread Co., Class A (b)               4,458
     214   Penn National Gaming, Inc. (b)             11,160
     400   Royal Caribbean Cruises Ltd.               16,112
     128   Scientific Games Corp., Class A (b)         3,046
     460   Tim Hortons, Inc.                          15,755
     720   Wyndham Worldwide Corp.                    16,964
     114   Wynn Resorts Ltd.                          13,108
     443   Yum! Brands, Inc.                          15,133
                                               -------------
                                                     193,726
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           HOUSEHOLD DURABLES--7.6%
     183   Black & Decker (The) Corp.          $      13,275
     359   Jarden Corp. (b)                            8,989
   1,216   Leggett & Platt, Inc.                      23,129
     285   Mohawk Industries, Inc. (b)                22,777
     328   Newell Rubbermaid, Inc.                     7,911
     176   Snap-on, Inc.                               8,645
     350   Stanley Works (The)                        17,976
     260   Whirlpool Corp.                            22,129
                                               -------------
                                                     124,831
                                               -------------
           HOUSEHOLD PRODUCTS--0.5%
     122   Kimberly-Clark Corp.                        8,009
                                               -------------

           INTERNET & CATALOG RETAIL--1.9%
     229   Amazon.com, Inc. (b)                       17,792
     134   Expedia, Inc. (b)                           3,085
     158   IAC/InterActiveCorp. (b)                    4,099
     445   Liberty Media Corp. - Interactive,
              Class A (b)                              7,080
                                               -------------
                                                      32,056
                                               -------------
           INTERNET SOFTWARE & SERVICES--2.2%
     256   eBay, Inc. (b)                              6,884
      31   Google, Inc., Class A (b)                  17,493
     338   VeriSign, Inc. (b)                         11,465
                                               -------------
                                                      35,842
                                               -------------
           IT SERVICES--3.9%
     236   Accenture Ltd., Class A                     8,170
   1,289   Convergys Corp. (b)                        19,993
     443   Hewitt Associates, Inc., Class A (b)       16,466
     573   Iron Mountain, Inc. (b)                    19,705
                                               -------------
                                                      64,334
                                               -------------
           LEISURE EQUIPMENT &
               PRODUCTS--2.2%
     663   Hasbro, Inc.                               17,218
     891   Mattel, Inc.                               18,720
                                               -------------
                                                      35,938
                                               -------------
           MACHINERY--0.2%
        78   Toro (The) Co.                            3,849
                                               -------------
           MEDIA--19.8%
     467   CBS Corp., Class B                         11,764
     183   Central European Media
              Enterprises Ltd., Class A (b)           17,347
     246   Clear Channel Communications, Inc.          7,555
     307   Clear Channel Outdoor Holdings,
              Inc., Class A (b)                        6,822
     562   CTC Media, Inc. (b)                        15,000
     367   DIRECTV Group (The), Inc. (b)               8,287
     338   Discovery Holding Co., Class A (b)          7,848
     112   DISH Network Corp., Class A (b)             3,163
     166   DreamWorks Animation SKG, Inc.,
              Class A (b)                              4,059


                        See Notes to Financial Statements               Page 23

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           MEDIA (CONTINUED)
     189   E.W. Scripps (The) Co., Class A     $       7,696
     544   Gannett Co., Inc.                          20,127
     732   Getty Images, Inc. (b)                     18,300
     981   Harte-Hanks, Inc.                          15,716
     192   Hearst-Argyle Television, Inc.              4,092
     725   Idearc, Inc.                               11,789
     297   John Wiley & Sons, Inc., Class A           11,708
     433   Liberty Global, Inc., Class A (b)          17,498
      36   Liberty Media Corp. - Capital,
              Series A (b)                             3,874
      77   Meredith Corp.                              3,618
     414   News Corp., Class A                         7,825
     179   Omnicom Group, Inc.                         8,121
     349   R.H. Donnelley Corp. (b)                   10,494
     704   Regal Entertainment Group, Class A         13,052
   1,400   Sirius Satellite Radio, Inc. (b)            4,480
     615   Time Warner Cable, Inc., Class A (b)       15,473
   1,285   Time Warner, Inc.                          20,225
     386   Viacom, Inc., Class B (b)                  14,961
     990   Virgin Media, Inc.                         16,553
     394   Walt Disney (The) Co.                      11,792
       5   Washington Post (The) Co., Class B          3,720
     347   XM Satellite Radio Holdings, Inc.,
              Class A (b)                              4,303
                                               -------------
                                                     327,262
                                               -------------
           MULTILINE RETAIL--5.5%
   1,130   Dillard's, Inc., Class A                   22,408
     820   Macy's, Inc.                               22,665
   1,022   Saks, Inc. (b)                             18,447
     208   Sears Holdings Corp. (b)                   22,982
      85   Target Corp.                                4,724
                                               -------------
                                                      91,226
                                               -------------
           PERSONAL PRODUCTS--2.5%
     519   Alberto-Culver Co.                         13,904
     429   Avon Products, Inc.                        15,024
     292   Estee Lauder (The) Cos., Inc.,
              Class A                                 12,322
                                               -------------
                                                      41,250
                                               -------------
           ROAD & RAIL--2.0%
   1,632   Avis Budget Group, Inc. (b)                21,787
     801   Hertz Global Holdings, Inc. (b)            11,951
                                               -------------
                                                      33,738

                                               -------------
           SOFTWARE--1.3%
     714   Activision, Inc. (b)                       18,471
      73   Electronic Arts, Inc. (b)                   3,458
                                               -------------
                                                      21,929
                                               -------------
           SPECIALTY RETAIL--20.7%
     159   Abercrombie & Fitch Co., Class A           12,671
     335   Advance Auto Parts, Inc.                   11,953


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------

           SPECIALTY RETAIL (CONTINUED)
     830   AnnTaylor Stores Corp. (b)          $      20,875
   1,355   AutoNation, Inc. (b)                       22,059
      71   AutoZone, Inc. (b)                          8,582
     493   Barnes & Noble, Inc.                       16,737
     144   Bed Bath & Beyond, Inc. (b)                 4,643
     403   Best Buy Co., Inc.                         19,670
     430   CarMax, Inc. (b)                            9,589
     459   Dick's Sporting Goods, Inc. (b)            14,940
     932   Foot Locker, Inc.                          12,759
     342   GameStop Corp., Class A (b)                17,692
     399   Gap (The), Inc.                             7,629
     112   Guess?, Inc.                                4,179
     630   Home Depot (The), Inc.                     19,322
   1,027   OfficeMax, Inc.                            25,439
     262   O'Reilly Automotive, Inc. (b)               7,711
     729   Penske Automotive Group, Inc.              13,239
   1,258   RadioShack Corp.                           21,826
     332   Ross Stores, Inc.                           9,678
     552   Staples, Inc.                              13,215
     184   Tiffany & Co.                               7,342
     443   TJX (The) Cos., Inc.                       13,981
     118   Tractor Supply Co. (b)                      4,548
     778   Urban Outfitters, Inc. (b)                 22,562
                                               -------------
                                                     342,841
                                               -------------
           TEXTILES, APPAREL & LUXURY
              GOODS--4.7%
     231   Crocs, Inc. (B)                             8,036
     468   Hanesbrands, Inc. (b)                      11,985
   1,042   Liz Claiborne, Inc.                        22,810
     264   NIKE, Inc., Class B                        16,305
     247   VF Corp.                                   19,110
                                               -------------
                                                      78,246
                                               -------------
           TRADING COMPANIES &
              DISTRIBUTORS--0.8%
     105   Fastenal Co.                                4,243
     105   MSC Industrial Direct Co., Inc.,
              Class A                                  4,312
     107   WESCO International, Inc. (b)               4,520
                                               -------------
                                                      13,075
                                               -------------
           TOTAL COMMON STOCKS--99.9%
           (Cost $1,860,846)                       1,653,427
                                               -------------
           MONEY MARKET FUNDS--4.0%
  25,000   Federated Treasury
              Obligation--2.10% (c)                   25,000
  40,400   J.P. Morgan Institutional Treasury
              Money Market Fund--2.03% (c)            40,400
                                               -------------
           TOTAL MONEY MARKET FUNDS
           (Cost $65,400)                             65,400
                                               -------------


Page 24                 See Notes to Financial Statements

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


           DESCRIPTION                                 VALUE
           -------------------------------------------------

           TOTAL INVESTMENTS--103.9%
            (Cost $1,926,246)                  $   1,718,827
           NET OTHER ASSETS AND
              LIABILITIES--(3.9%)                    (64,968)
                                               -------------
           NET ASSETS--100.0%                  $   1,653,859
                                               =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.


                        See Notes to Financial Statements               Page 25

FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------

           COMMON STOCKS--100.0%
           BEVERAGES--23.8%
     522   Anheuser-Busch Cos., Inc.           $      24,283
   1,106   Brown-Forman Corp., Class B                69,656
   2,596   Coca-Cola (The) Co.                       153,606
   1,155   Constellation Brands, Inc.,
              Class A (b)                             24,140
   1,439   Hansen Natural Corp. (b)                   55,488
   1,587   Molson Coors Brewing Co., Class B          70,891
   4,038   Pepsi Bottling Group (The), Inc.          140,724
     820   PepsiAmericas, Inc.                        20,205
   1,080   PepsiCo, Inc.                              73,645
                                               -------------
                                                     632,638
                                               -------------
           FOOD & STAPLES RETAILING--21.8%
   4,772   Kroger (The) Co.                          121,447
  45,689   Rite Aid Corp. (b)                        135,239
   3,726   Safeway, Inc.                             115,469
   4,247   SUPERVALU, Inc.                           127,665
   2,008   Whole Foods Market, Inc.                   79,196
                                               -------------
                                                     579,016
                                               -------------
           FOOD PRODUCTS--28.5%
   2,679   ConAgra Foods, Inc.                        57,679
  13,475   Del Monte Foods Co.                       120,871
     479   General Mills, Inc.                        26,158
   1,365   H.J. Heinz Co.                             58,094
   1,574   Hormel Foods Corp.                         60,977
   1,593   J.M. Smucker (The) Co.                     74,441
     521   Kellogg Co.                                24,956
   2,162   McCormick & Co., Inc.                      72,903
   1,701   Sara Lee Corp.                             23,916
     945   Smithfield Foods, Inc. (b)                 26,318
  10,394   Tyson Foods, Inc., Class A                148,114
   1,089   Wm. Wrigley Jr. Co.                        62,541
                                               -------------
                                                     756,968
                                               -------------
           HOUSEHOLD PRODUCTS--19.0%
   2,947   Church & Dwight Co., Inc.                 156,839
   1,257   Clorox (The) Co.                           77,079
   2,044   Colgate-Palmolive Co.                     157,389
   1,736   Procter & Gamble (The) Co.                114,489
                                               -------------
                                                     505,796
                                               -------------
           PERSONAL PRODUCTS--2.3%
   1,582   Herbalife Ltd.                             62,774
                                               -------------
           TOBACCO--4.6%
   1,494   Loews Corp. - Carolina Group              122,702
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           TOTAL COMMON STOCKS--100.0%
           (Cost $2,961,324)                   $   2,659,894

           MONEY MARKET FUND--1.9%
  49,864   J.P. Morgan Institutional Treasury
              Money Market Fund -- 2.03% (c)
           (Cost $49,864)                             49,864
                                               -------------

           TOTAL INVESTMENTS--101.9%
           (Cost $3,011,188)                       2,709,758
           NET OTHER ASSETS AND
              LIABILITIES--(1.9%)                    (50,692)
                                               -------------
           NET ASSETS--100.0%                  $   2,659,066
                                               =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.


Page 26                   See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS--99.9%
           ENERGY EQUIPMENT & SERVICES--44.1%

   2,916   Cameron International Corp. (b)    $      117,398
     988   Diamond Offshore Drilling, Inc.           111,575
     824   Dresser-Rand Group, Inc. (b)               26,121
   2,941   ENSCO International, Inc.                 150,344
   2,474   FMC Technologies, Inc. (b)                119,148
   1,263   Grant Prideco, Inc. (b)                    62,872
     849   Halliburton Co.                            28,161
   3,380   Helix Energy Solutions Group, Inc. (b)    124,959
   4,378   Helmerich & Payne, Inc.                   171,705
   6,404   Nabors Industries Ltd. (b)                174,317
   1,910   National Oilwell Varco, Inc. (b)          115,039
   1,863   Noble Corp.                                81,544
   1,042   Oceaneering International, Inc. (b)        59,998
   8,985   Patterson-UTI Energy, Inc.                175,926
   2,070   Pride International, Inc. (b)              65,640
   3,555   Rowan Cos., Inc.                          121,012
     327   Schlumberger Ltd.                          24,675
   1,892   SEACOR Holdings, Inc. (b)                 166,874
   1,899   Smith International, Inc.                 102,945
     934   Superior Energy Services, Inc. (b)         37,444
   3,793   Unit Corp. (b)                            190,106
   1,533   Weatherford International Ltd. (b)         94,755
                                               -------------
                                                   2,322,558
                                               -------------
           INDEPENDENT POWER PRODUCERS
              & ENERGY TRADERS--1.2%
   1,619   NRG Energy, Inc. (b)                       62,477
                                               -------------
           OIL, GAS & CONSUMABLE
              FUELS--54.6%
   2,136   Anadarko Petroleum Corp.                  125,148
     652   Apache Corp.                               62,227
   1,562   Arch Coal, Inc.                            68,728
   2,684   Chesapeake Energy Corp.                    99,925
   1,127   Chevron Corp.                              95,232
   4,124   Cimarex Energy Co.                        168,300
   1,192   ConocoPhillips                             95,741
     980   CONSOL Energy, Inc.                        71,540
   3,538   Denbury Resources, Inc. (b)                89,511
   1,183   Devon Energy Corp.                        100,531
     361   EOG Resources, Inc.                        31,588
     343   Exxon Mobil Corp.                          29,635
     632   Forest Oil Corp. (b)                       28,579
   2,004   Foundation Coal Holdings, Inc.            104,809
   1,729   Frontier Oil Corp.                         60,982
   2,882   Marathon Oil Corp.                        135,022
   4,906   Massey Energy Co.                         182,405
     610   Newfield Exploration Co. (b)               30,427
     404   Noble Energy, Inc.                         29,322
     911   Occidental Petroleum Corp.                 61,830
   1,708   Peabody Energy Corp.                       92,266
   2,598   Plains Exploration & Production
              Co. (b)                                126,367
   2,355   Quicksilver Resources, Inc. (b)           133,835
   1,365   Range Resources Corp.                      71,280
   2,518   Southwestern Energy Co. (b)               140,781



  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           OIL, GAS & CONSUMABLE
              FUELS (CONTINUED)

   2,725   St. Mary Land & Exploration Co.   $        96,002
     444   Sunoco, Inc.                               27,617
   1,470   Tesoro Corp.                               57,404
   2,504   Valero Energy Corp.                       148,212
   3,513   W&T Offshore, Inc.                         99,383
   7,244   Western Refining, Inc.                    154,659
     898   Williams (The) Cos., Inc.                  28,709
     626   XTO Energy, Inc.                           32,514
                                               -------------
                                                   2,880,511
                                               -------------

           TOTAL COMMON STOCKS--99.9%
           (Cost $5,669,392)                       5,265,546

           MONEY MARKET FUND--1.1%
  60,159   J.P. Morgan Institutional Treasury
              Money Market Fund -- 2.03% (c)
           (Cost $60,159)                             60,159
                                               -------------

           TOTAL INVESTMENTS--101.0%
           (Cost $5,729,551)                       5,325,705
           NET OTHER ASSETS AND
              LIABILITIES--(1.0%)                    (54,532)
                                               -------------
           NET ASSETS--100.0%                  $   5,271,173
                                               =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.


                   See Notes to Financial Statements                    Page 27

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS--99.9%
           CAPITAL MARKETS--17.3%
      53   Affiliated Managers Group, Inc. (b)$        5,210
     144   Allied Capital Corp.                        3,187
     484   American Capital Strategies Ltd.           17,022
     254   Bank of New York Mellon Corp.              11,844
     140   Bear Stearns (The) Cos., Inc.              12,642
      74   BlackRock, Inc.                            16,361
     364   Charles Schwab (The) Corp.                  8,117
   4,498   E*TRADE Financial Corp. (b)                22,356
     273   Eaton Vance Corp.                          10,175
     226   Federated Investors, Inc., Class B          9,621
      27   Franklin Resources, Inc.                    2,814
      58   Goldman Sachs Group (The) Inc.             11,645
     395   Invesco Ltd.                               10,752
     261   Investment Technology Group,
              Inc. (b)                                12,259
     377   Janus Capital Group, Inc.                  10,183
     134   Jefferies Group, Inc.                       2,709
     152   Lazard Ltd., Class A                        6,007
     169   Legg Mason, Inc.                           12,168
      95   Lehman Brothers Holdings, Inc.              6,096
     115   Merrill Lynch & Co., Inc.                   6,486
     175   Morgan Stanley                              8,650
     209   Northern Trust Corp.                       15,332
     385   SEI Investments Co.                        10,665
     197   State Street Corp.                         16,178
     204   T. Rowe Price Group, Inc.                  10,320
     618   TD Ameritrade Holding Corp. (b)            11,594
                                               -------------
                                                     270,393
                                               -------------
           COMMERCIAL BANKS--15.7%
     229   Associated Banc-Corp.                       6,453
     131   BancorpSouth, Inc.                          3,212
      61   Bank of Hawaii Corp.                        3,073
     202   BB&T Corp.                                  7,329
      52   City National Corp.                         2,958
     916   Colonial BancGroup (The), Inc.             14,381
     214   Comerica, Inc.                              9,335
     244   Commerce Bancorp, Inc.                      9,299
      69   Commerce Bancshares, Inc.                   3,064
      61   Cullen/Frost Bankers, Inc.                  3,321
     384   East West Bancorp, Inc.                     9,239
     123   Fifth Third Bancorp.                        3,333
      43   First Citizens BancShares, Inc., Class A    5,863
     342   First Horizon National Corp.                7,411
     553   Fulton Financial Corp.                      6,973
     420   Huntington Bancshares, Inc.                 5,649
     529   KeyCorp                                    13,833
      76   M&T Bank Corp.                              6,975
     468   Marshall & Ilsley Corp.                    13,057
     753   National City Corp.                        13,396
      47   PNC Financial Services Group, Inc.          3,084
     877   Popular, Inc.                              11,857
     393   Regions Financial Corp.                     9,919
      99   SunTrust Banks, Inc.                        6,826
     129   Synovus Financial Corp.                     1,704



  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMERCIAL BANKS (CONTINUED)
     346   TCF Financial Corp.               $         7,353
      98   U.S. Bancorp                                3,327
     127   UnionBanCal Corp.                           6,231
     245   Wachovia Corp.                              9,538
     291   Webster Financial Corp.                     9,856
     103   Wells Fargo & Co.                           3,503
     237   Whitney Holding Corp.                       6,361
      88   Wilmington Trust Corp.                      3,069
     266   Zions Bancorporation                       14,560
                                               -------------
                                                     245,342
                                               -------------
           COMMERCIAL SERVICES &
              SUPPLIES--0.2%
      85   Equifax, Inc.                               3,153
                                               -------------
           CONSUMER FINANCE--3.4%
   1,248   AmeriCredit Corp. (b)                      16,611
     338   Capital One Financial Corp.                18,525
     822   Discover Financial Services                14,385
      28   Student Loan (The) Corp.                    3,316
                                               -------------
                                                      52,837
                                               -------------
           DIVERSIFIED FINANCIAL
              SERVICES--6.2%
     225   Bank of America Corp.                       9,979
     516   CIT Group, Inc.                            14,427
     316   Citigroup, Inc.                             8,918
      23   CME Group, Inc.                            14,235
      83   IntercontinentalExchange, Inc. (b)         11,617
     213   JPMorgan Chase & Co.                       10,128
     323   NASDAQ Stock Market, Inc. (b)              14,944
      46   Nymex Holdings, Inc.                        5,290
     106   NYSE Euronext                               8,337
                                               -------------
                                                      97,875
                                               -------------
           HEALTH CARE PROVIDERS &
              SERVICES--0.5%
     173   CIGNA Corp.                                 8,505
                                               -------------
           INSURANCE--36.0%
     201   ACE Ltd.                                   11,726
     198   AFLAC, Inc.                                12,143
      23   Alleghany Corp. (b)                         8,694
     318   Allied World Assurance
              Holdings Ltd.                           15,146
     237   Allstate (The) Corp.                       11,677
     241   Ambac Financial Group, Inc.                 2,825
     429   American Financial Group, Inc.             11,896
     106   American International Group, Inc.          5,847
      51   American National Insurance Co.             6,396
      65   Aon Corp.                                   2,829
     227   Arch Capital Group Ltd. (b)                15,994
     128   Arthur J. Gallagher & Co.                   3,252
      93   Assurant, Inc.                              6,035
     410   Axis Capital Holdings Ltd.                 16,416
     293   Chubb (The) Corp.                          15,174
     404   Cincinnati Financial Corp.                 15,570

Page 28                   See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           INSURANCE (CONTINUED)
     368   CNA Financial Corp.                $       12,508
     987   Conseco, Inc. (b)                          11,883
     383   Endurance Specialty Holdings Ltd.          15,519
     119   Erie Indemnity Co., Class A                 6,025
     159   Everest Re Group Ltd.                      16,169
     849   Fidelity National Financial,
              Inc., Class A                           16,717
     363   First American Corp.                       15,809
     365   Genworth Financial, Inc., Class A           8,884
     203   Hanover Insurance Group, Inc.               9,247
     107   Hartford Financial Services Group
              (The), Inc.                              8,642
     432   HCC Insurance Holdings, Inc.               12,036
     106   Lincoln National Corp.                      5,762
     185   Loews Corp.                                 8,638
      13   Markel Corp. (b)                            6,019
     117   Marsh & McLennan Cos., Inc.                 3,229
     857   MBIA, Inc.                                 13,284
     249   Mercury General Corp.                      11,974
      50   MetLife, Inc.                               2,949
     207   Nationwide Financial Services,
              Class A                                  9,143
     603   Old Republic International Corp.            9,003
     577   OneBeacon Insurance Group Ltd.             12,215
     193   PartnerRe Ltd.                             15,301
     406   Philadelphia Consolidated Holding
              Co. (b)                                 14,535
     232   Principal Financial Group, Inc.            13,830
     485   Progressive (The) Corp.                     9,002
     151   Protective Life Corp.                       6,001
      67   Prudential Financial, Inc.                  5,653
     118   Reinsurance Group of America, Inc.          6,840
     265   RenaissanceRe Holdings Ltd.                15,102
     287   SAFECO Corp.                               15,317
     123   StanCorp Financial Group, Inc.              6,053
     102   Torchmark Corp.                             6,228
     171   Transatlantic Holdings, Inc.               11,662
     297   Travelers (The) Cos., Inc.                 14,286
      65   Unitrin, Inc.                               2,675
     261   Unum Group                                  5,904
     536   W.R. Berkley Corp.                         16,219
      18   White Mountains Insurance Group
              Ltd.                                     8,730
     317   XL Capital Ltd., Class A                   14,265
                                               -------------
                                                     564,878
                                               -------------
           IT SERVICES--4.5%
      83   Alliance Data Systems Corp. (b)             4,197
      70   Automatic Data Processing, Inc.             2,840
      38   DST Systems, Inc. (b)                       2,717
      75   Fidelity National Information
              Services, Inc.                           3,184
     168   Fiserv, Inc. (b)                            8,630
     200   Global Payments, Inc.                       7,480
      74   MasterCard, Inc., Class A                  15,318



  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           IT SERVICES (CONTINUED)
     685   Metavante Technologies, Inc. (b)  $        15,173
     111   Total System Services, Inc.                 2,564
     383   Western Union Co.                           8,579
                                               -------------
                                                      70,682
                                               -------------
           REAL ESTATE INVESTMENT
              TRUSTS--7.4%
     135   Boston Properties, Inc.                    12,409
     176   CapitalSource, Inc.                         2,888
     706   Colonial Properties Trust                  17,397
      38   Federal Realty Investment Trust             2,804
     208   Health Care REIT, Inc.                      8,921
     192   Hospitality Properties Trust                6,518
     364   Host Hotels & Resorts, Inc.                 6,093
   1,203   HRPT Properties Trust                       9,564
     357   iStar Financial, Inc.                       9,525
     108   Liberty Property Trust                      3,468
      67   Plum Creek Timber Co., Inc.                 2,797
     147   ProLogis                                    8,724
      42   Public Storage                              3,287
     131   Rayonier, Inc.                              5,544
      63   Taubman Centers, Inc.                       3,159
     274   Ventas, Inc.                               12,111
                                               -------------
                                                     115,209
                                               -------------
           ROAD & RAIL--1.1%
     340   Ryder System, Inc.                         17,700
                                               -------------
           SOFTWARE--0.3%
     193   Fair Isaac Corp.                            4,922
                                               -------------
           THRIFTS & MORTGAGE
              FINANCE--5.2%
   1,040   Countrywide Financial Corp.                 7,238
     273   Freddie Mac                                 8,296
     619   Hudson City Bancorp, Inc.                  10,139
   2,084   IndyMac Bancorp, Inc.                      17,026
     174   People's United Financial, Inc.             2,939
   1,202   PMI Group (The), Inc.                      11,419
     272   Sovereign Bancorp, Inc.                     3,392
     147   Washington Federal, Inc.                    3,590
     911   Washington Mutual, Inc.                    18,148
                                               -------------
                                                      82,187
                                               -------------
           TRADING COMPANIES &
              DISTRIBUTORS--2.1%
     435   GATX Corp.                                 16,356
     870   United Rentals, Inc. (b)                   15,878
                                               -------------
                                                      32,234
                                               -------------
           TOTAL COMMON STOCKS--99.9%
           (Cost $1,879,088)                       1,565,917
                                               -------------


                   See Notes to Financial Statements                    Page 29

FIRST TRUST FINANCIAL ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           MONEY MARKET FUNDS--3.3%
  25,000   Federated Treasury
              Obligation--2.10% (c)            $      25,000
  26,385   J.P. Morgan Institutional Treasury
              Money Market Fund--2.03% (c)            26,385
                                               -------------
           TOTAL MONEY MARKET FUNDS
           (Cost $51,385)                             51,385
                                               -------------
           TOTAL INVESTMENTS--103.2%
           (Cost $1,930,473)                       1,617,302
           NET OTHER ASSETS AND
              LIABILITIES--(3.2%)                    (49,821)
                                               -------------
           NET ASSETS--100.0%                  $   1,567,481
                                               =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.



Page 30                   See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS--100.1%
           BIOTECHNOLOGY--9.1%
     829   Amgen, Inc. (b)                    $       38,623
     338   Biogen Idec, Inc. (b)                      20,601
     268   Cephalon, Inc. (b)                         17,589
   1,034   Genzyme Corp. (b)                          80,786
   2,092   Gilead Sciences, Inc. (b)                  95,584
     895   ImClone Systems, Inc. (b)                  38,906
   3,855   Millennium Pharmaceuticals,
              Inc. (b)                                58,480
                                               -------------
                                                     350,569
                                               -------------
           COMMERCIAL SERVICES &
              SUPPLIES--2.0%
   1,296   Stericycle, Inc. (b)                       76,801
                                               -------------
           FOOD & STAPLES RETAILING--2.5%
   2,421   CVS Caremark Corp.                         94,588
                                               -------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES--22.1%
     663   Baxter International, Inc.                 40,271
     793   Beckman Coulter, Inc.                      52,735
     461   Becton, Dickinson and Co.                  39,890
   1,655   Boston Scientific Corp. (b)                20,075
     609   C.R. Bard, Inc.                            58,811
   1,283   DENTSPLY International, Inc.               53,001
     306   Gen-Probe, Inc. (b)                        17,488
   1,806   Hospira, Inc. (b)                          74,245
   1,313   IDEXX Laboratories, Inc. (b)               74,014
     298   Intuitive Surgical, Inc. (b)               75,692
   1,078   Kinetic Concepts, Inc. (b)                 53,663
   1,099   ResMed, Inc. (b)                           51,191
   1,470   Respironics, Inc. (b)                      96,299
     474   St. Jude Medical, Inc. (b)                 19,202
   1,030   Stryker Corp.                              68,979
   1,107   Varian Medical Systems, Inc. (b)           57,553
                                               -------------
                                                     853,109
                                               -------------
           HEALTH CARE PROVIDERS &
              SERVICES--38.6%
   1,334   Aetna, Inc.                                71,049
     858   AmerisourceBergen Corp.                    40,026
     333   Cardinal Health, Inc.                      19,304
   2,611   Community Health Systems,
              Inc. (b)                                83,813
   1,299   Coventry Health Care, Inc. (b)             73,497
     683   DaVita, Inc. (b)                           36,438
   1,318   Express Scripts, Inc. (b)                  88,952
     797   Health Net, Inc. (b)                       37,053
   1,567   Henry Schein, Inc. (b)                     91,090
   1,278   Humana, Inc. (b)                          102,624
     255   Laboratory Corp. of America
              Holdings (b)                            18,839
   3,236   LifePoint Hospitals, Inc. (b)              87,372
     547   Lincare Holdings, Inc. (b)                 18,275
   1,469   McKesson Corp.                             92,239
   1,898   Medco Health Solutions, Inc. (b)           95,053


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           HEALTH CARE PROVIDERS &
              SERVICES (CONTINUED)
   2,532   Omnicare, Inc.                    $        56,058
   1,130   Pediatrix Medical Group, Inc. (b)          76,942
     364   Quest Diagnostics, Inc.                    17,952
   1,376   Sierra Health Services, Inc. (b)           59,140
   3,789   Tenet Healthcare Corp. (b)                 16,785
   1,654   UnitedHealth Group, Inc.                   84,089
   1,504   Universal Health Services, Inc.,
              Class B                                 70,884
   1,741   VCA Antech, Inc. (b)                       67,307
   1,097   WellPoint, Inc. (b)                        85,785
                                               -------------
                                                   1,490,566
                                               -------------
           HEALTH CARE TECHNOLOGY--1.4%
     683   Cerner Corp. (b)                           35,789
     835   IMS Health, Inc.                           19,948
                                               -------------
                                                      55,737
                                               -------------
           LIFE SCIENCES TOOLS &
              SERVICES--11.0%
   1,170   Charles River Laboratories
              International, Inc. (b)                 72,657
     889   Covance, Inc. (b)                          73,929
     824   Invitrogen Corp. (b)                       70,592
     526   Millipore Corp. (b)                        36,899
   1,430   Pharmaceutical Product
              Development, Inc.                       62,005
     583   Techne Corp. (b)                           37,895
   1,335   Thermo Fisher Scientific,
              Inc. (b)                                68,739
                                               -------------
                                                     422,716
                                               -------------
           PHARMACEUTICALS--13.4%
     686   Abbott Laboratories                        38,622
     899   Allergan, Inc.                             60,404
   1,087   Barr Pharmaceuticals, Inc. (b)             56,731
     361   Eli Lilly and Co.                          18,599
     577   Johnson & Johnson                          36,501
   9,399   King Pharmaceuticals, Inc. (b)             98,595
     994   Merck & Co., Inc.                          46,002
     847   Pfizer, Inc.                               19,811
     723   Schering-Plough Corp.                      14,149
   3,257   Warner Chilcott Ltd., Class A (b)          55,206
   1,418   Watson Pharmaceuticals, Inc. (b)           37,024
     871   Wyeth                                      34,666
                                               -------------
                                                     516,310
                                               -------------

           TOTAL COMMON STOCKS--100.1%
           (Cost $3,877,987)                       3,860,396

           MONEY MARKET FUND--1.3%
  50,017   J.P. Morgan Institutional Treasury
              Money Market Fund -- 2.03% (c)
           (Cost $50,017)                             50,017
                                               -------------



                  See Notes to Financial Statements                     Page 31

FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


           DESCRIPTION                                 VALUE
           -------------------------------------------------

           TOTAL INVESTMENTS--101.4%
           (Cost $3,928,004)                   $   3,910,413
           NET OTHER ASSETS AND
              LIABILITIES--(1.4%)                    (53,091)
                                               -------------
           NET ASSETS--100.0%                  $   3,857,322
                                               =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.


Page 32                  See Notes to Financial Statements

FIRST TRUST INDUSTRIAL/PRODUCER DURABLES ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--18.2%
   1,416   Alliant Techsystems, Inc. (b)      $      149,884
   3,045   BE Aerospace, Inc. (b)                    117,567
     335   Boeing (The) Co.                           27,865
   1,825   Goodrich Corp.                            114,154
     835   Lockheed Martin Corp.                      90,113
   1,117   Northrop Grumman Corp.                     88,645
   1,062   Raytheon Co.                               69,179
     895   Rockwell Collins, Inc.                     56,564
   1,148   United Technologies Corp.                  84,275
                                               -------------
                                                     798,246
                                               -------------
           COMMERCIAL SERVICES &
              SUPPLIES--3.8%
   3,177   Covanta Holding Corp. (b)                  80,664
   5,537   Steelcase, Inc., Class A                   84,882
                                               -------------
                                                     165,546
                                               -------------
           COMMUNICATIONS EQUIPMENT--1.8%
   1,786   CommScope, Inc. (b)                        79,209
                                               -------------
           COMPUTERS & PERIPHERALS--3.1%
   3,697   Lexmark International, Inc.,
              Class A (b)                            133,868
                                               -------------
           ELECTRICAL EQUIPMENT--12.7%
   2,752   AMETEK, Inc.                              121,198
   1,219   Cooper Industries Ltd., Class A            54,294
   2,275   Emerson Electric Co.                      115,661
   2,198   General Cable Corp. (b)                   127,506
   1,249   Hubbell, Inc., Class B                     59,552
   1,405   Roper Industries, Inc.                     78,568
                                               -------------
                                                     556,779
                                               -------------
           ELECTRONIC EQUIPMENT &
              INSTRUMENTS--4.5%
     797   Agilent Technologies, Inc. (b)             27,026
   1,133   Mettler-Toledo International, Inc. (b)    112,508
   2,360   Molex, Inc.                                56,734
                                               -------------
                                                     196,268
                                               -------------
           HOUSEHOLD DURABLES--7.8%
     307   NVR, Inc. (b)                             193,871
   6,425   Toll Brothers, lnc. (b)                   149,574
                                               -------------
                                                     343,445
                                               -------------
           LIFE SCIENCES TOOLS & SERVICES--2.1%
   1,630   Waters Corp. (b)                           93,644
                                               -------------
           MACHINERY--38.1%
   2,370   AGCO Corp. (b)                            142,721
     404   Caterpillar, Inc.                          28,741
   2,530   Cummins, Inc.                             122,148
   1,469   Danaher Corp.                             109,367
   1,384   Deere & Co.                               121,460
   3,474   Donaldson Co., Inc.                       145,560
     636   Dover Corp.                                25,669


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           MACHINERY (CONTINUED)
   1,675   Flowserve Corp.                   $       137,551
   4,882   Gardner Denver, Inc. (b)                  158,371
   1,784   IDEX Corp.                                 55,714
   1,204   Illinois Tool Works, Inc.                  60,682
     630   Ingersoll-Rand Co. Ltd., Class A           24,898
   1,958   Joy Global, Inc.                          123,452
   2,321   Kennametal, Inc.                           71,092
   1,235   Lincoln Electric Holdings, Inc.            76,138
   3,299   Manitowoc (The) Co., Inc.                 125,758
     726   Pall Corp.                                 26,782
     856   Parker Hannifin Corp.                      57,874
     841   Pentair, Inc.                              26,710
     447   Terex Corp. (b)                            26,266
                                               -------------
                                                   1,666,954
                                               -------------
           OFFICE ELECTRONICS--1.4%
   3,980   Xerox Corp.                                61,292
                                               -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT--2.3%
   3,187   Novellus Systems, Inc. (b)                 75,723
     792   Varian Semiconductor Equipment
              Associates, Inc. (b)                    25,510
                                               -------------
                                                     101,233
                                               -------------
           TRADING COMPANIES &
              DISTRIBUTORS--1.3%
     736   W.W. Grainger, Inc.                        58,564
                                               -------------
           WIRELESS TELECOMMUNICATION
              SERVICES--2.9%
     688   AMERICAN TOWER CORP., CLASS A (b)          25,821
   2,112   Crown Castle International Corp. (b)       76,433
     866   SBA Communications Corp. (b)               25,642
                                               -------------
                                                     127,896
                                               -------------

           TOTAL COMMON STOCKS--100.0%
           (Cost $4,653,350)                       4,382,944

           MONEY MARKET FUND--1.2%
  50,402   J.P. Morgan Institutional Treasury
              Money Market Fund--2.03 % (c)
           (Cost $50,402)                             50,402
                                               -------------

           TOTAL INVESTMENTS--101.2%
           (Cost $4,703,752)                       4,433,346
           NET OTHER ASSETS AND
              LIABILITIES--(1.2%)                    (53,535)
                                               -------------
           NET ASSETS--100.0%                  $   4,379,811
                                               =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.


                  See Notes to Financial Statements                     Page 33

FIRST TRUST MATERIALS ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------

           COMMON STOCKS--100.2%
           AEROSPACE & DEFENSE--1.4%
     366   Precision Castparts Corp.          $       41,651
                                               -------------
           BUILDING PRODUCTS--8.6%
   1,266   Armstrong World Industries, Inc. (b)       46,475
   1,769   Lennox International, Inc.                 65,736
   4,535   Owens Corning, Inc. (b)                    98,591
     362   Trane, Inc.                                16,210
   1,025   USG Corp. (b)                              37,515
                                               -------------
                                                     264,527
                                               -------------
           CHEMICALS--31.3%
     514   Air Products and Chemicals, Inc.           46,270
   1,406   Airgas, Inc.                               65,252
   1,069   Ashland, Inc.                              48,672
   1,523   Cabot Corp.                                45,279
   1,731   Celanese Corp., Class A                    64,359
   1,190   Cytec Industries, Inc.                     67,366
   1,287   Dow Chemical (The) Co.                     49,755
     383   E.I. du Pont de Nemours and Co.            17,304
     277   Eastman Chemical Co.                       18,301
     715   Ecolab, Inc.                               34,499
     677   Lubrizol (The) Corp.                       35,617
     656   Monsanto Co.                               73,761
     971   Mosaic (The) Co. (b)                       88,371
     700   Nalco Holding Co.                          14,658
     241   PPG Industries, Inc.                       15,928
     413   Praxair, Inc.                              33,416
     319   Rohm and Haas Co.                          17,019
   2,499   RPM International, Inc.                    54,078
     929   Sigma-Aldrich Corp.                        46,134
   1,625   Valspar (The) Corp.                        32,549
   4,828   Westlake Chemical Corp.                    97,042
                                               -------------
                                                     965,630
                                               -------------
           COMMERCIAL SERVICES &
              SUPPLIES--0.5%
     318   Avery Dennison Corp.                       16,479
                                               -------------
           CONSTRUCTION & ENGINEERING--8.9%
     503   Fluor Corp.                                61,200
     958   Jacobs Engineering Group, Inc. (b)         73,230
     644   Quanta Services, Inc. (b)                  14,116
   1,515   Shaw Group (The), Inc. (b)                 85,597
     935   URS Corp. (b)                              41,047
                                               -------------
                                                     275,190
                                               -------------
           CONTAINERS & PACKAGING--13.8%
     376   Ball Corp.                                 17,255
   1,853   Bemis Co., Inc.                            50,365
   2,856   Crown Holdings, Inc. (b)                   70,029
   1,850   Owens-Illinois, Inc. (b)                   93,239
   1,299   Packaging Corp. of America                 31,488
   3,170   Sealed Air Corp.                           82,895
   1,121   Sonoco Products Co.                        34,594
   2,433   Temple-Inland, Inc.                        45,619
                                               -------------
                                                     425,484
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           FOOD PRODUCTS--2.6%
     364   Archer-Daniels-Midland Co.        $        16,034
     145   Bunge Ltd.                                 17,178
   1,380   Corn Products International, Inc.          46,644
                                               -------------
                                                      79,856
                                               -------------
           HOUSEHOLD PRODUCTS--1.0%
     327   Energizer Holdings, Inc. (b)               30,614
                                               -------------
           INDUSTRIAL CONGLOMERATES--2.4%
   1,552   McDermott International, Inc. (b)          73,223
                                               -------------
           MACHINERY--3.7%
   1,429   Harsco Corp.                               81,339
   1,115   Timken (The) Co.                           33,706
                                               -------------
                                                     115,045
                                               -------------
           METALS & MINING--22.5%
   1,981   AK Steel Holding Corp.                     94,652
   1,002   Alcoa, Inc.                                33,166
   1,218   Carpenter Technology Corp.                 75,078
     727   Cleveland-Cliffs, Inc.                     74,038
   2,491   Commercial Metals Co.                      70,620
     715   Freeport-McMoRan Copper & Gold, Inc.       63,656
     750   Newmont Mining Corp.                       40,755
     857   Nucor Corp.                                49,535
   1,353   Reliance Steel & Aluminum Co.              66,581
     161   Southern Copper Corp.                      15,108
   1,537   Steel Dynamics, Inc.                       80,155
     303   United States Steel Corp.                  30,939
                                               -------------
                                                     694,283
                                               -------------
           PAPER & FOREST PRODUCTS--3.5%
   2,832   International Paper Co.                    91,332
     540   MeadWestvaco Corp.                         15,120
                                               -------------
                                                     106,452
                                               -------------

           TOTAL COMMON STOCKS--100.2%
           (Cost $3,234,989)                       3,088,434

           MONEY MARKET FUND--1.5%
  46,358   J.P. Morgan Institutional Treasury
              Money Market Fund--2.03% (c)
           (Cost $46,358)                             46,358
                                               -------------

           TOTAL INVESTMENTS--101.7%
           (Cost $3,281,347)                       3,134,792
           NET OTHER ASSETS AND
              LIABILITIES--(1.7%)                    (52,129)
                                               -------------
           NET ASSETS--100.0%                  $   3,082,663
                                               =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.


Page 34                  See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS--100.1%
           AEROSPACE & DEFENSE--6.1%
   1,385   DRS Technologies, Inc.             $       74,333
     845   General Dynamics Corp.                     71,369
     709   L-3 Communications Holdings, Inc.          78,578
                                               -------------
                                                     224,280
                                               -------------
           COMMUNICATIONS EQUIPMENT--10.5%
   6,474   ADC Telecommunications, Inc. (b)           95,750
   1,102   Ciena Corp. (b)                            29,897
     694   Cisco Systems, Inc. (b)                    17,003
   1,567   Corning, Inc.                              37,718
   1,606   Harris Corp.                               87,832
   1,413   JDS Uniphase Corp. (b)                     14,709
   1,698   Juniper Networks, Inc. (b)                 46,101
     478   QUALCOMM, Inc.                             20,277
   5,746   Tellabs, Inc. (b)                          39,188
                                               -------------
                                                     388,475
                                               -------------
           COMPUTERS & PERIPHERALS--13.9%
     508   Apple, Inc. (b)                            68,763
   2,560   Brocade Communications Systems,
              Inc. (b)                                17,638
     767   Dell, Inc. (b)                             15,371
   3,042   EMC Corp. (b)                              48,277
   1,489   Hewlett-Packard Co.                        65,144
     348   International Business Machines
              Corp.                                   37,354
   3,970   QLogic Corp. (b)                           56,771
   3,948   Seagate Technology                         80,026
   2,073   Sun Microsystems, Inc. (b)                 36,278
   3,332   Western Digital Corp. (b)                  88,130
                                               -------------
                                                     513,752
                                               -------------
           ELECTRICAL EQUIPMENT--4.6%
     377   First Solar, Inc. (b)                      68,528
     817   Rockwell Automation, Inc.                  46,585
     772   SunPower Corp., Class A (b)                53,337
                                               -------------
                                                     168,450
                                               -------------
           ELECTRONIC EQUIPMENT &
              INSTRUMENTS--17.0%
   2,171   Amphenol Corp., Class A                    86,710
   1,913   Arrow Electronics, Inc. (b)                65,463
   2,149   Avnet, Inc. (b)                            76,526
   5,601   AVX Corp.                                  72,981
   4,166   Ingram Micro, Inc., Class A (b)            74,071
   3,692   Jabil Circuit, Inc.                        48,919
   1,691   National Instruments Corp.                 45,420
  20,649   Sanmina-SCI Corp. (b)                      32,419
   1,243   Trimble Navigation Ltd. (b)                32,877
   8,822   Vishay Intertechnology, Inc. (b)           92,543
                                               -------------
                                                     627,929
                                               -------------
           HOUSEHOLD DURABLES--1.1%
     581   Garmin Ltd.                                41,919
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           INTERNET SOFTWARE & SERVICES--0.4%
     543   Akamai Technologies, Inc. (b)      $       16,399
                                               -------------
           IT SERVICES--7.0%
   1,250   Affiliated Computer Services, Inc.,
              Class A (b)                             60,938
     554   Cognizant Technology Solutions
              Corp., Class A (b)                      15,457
   2,035   Computer Sciences Corp. (b)                86,121
   4,856   Electronic Data Systems Corp.              97,605
                                               -------------
                                                     260,121
                                               -------------
           LIFE SCIENCES TOOLS &
              SERVICES--2.4%
   1,108   Applera Corp. - Applied Biosystems
              Group                                   34,935
   2,166   PerkinElmer, Inc.                          53,912
                                               -------------
                                                      88,847
                                               -------------
           OFFICE ELECTRONICS--0.4%
     542   Zebra Technologies Corp.,
              Class A (b)                             16,645
                                               -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT--13.8%
     684   Cree, Inc. (b)                             20,212
   2,794   Cypress Semiconductor Corp. (b)            59,373
   2,604   Fairchild Semiconductor International,
              Inc. (b)                                31,899
   1,661   Integrated Device Technology, Inc. (b)     12,374
   2,114   Intel Corp.                                44,817
   1,659   International Rectifier Corp. (b)          46,170
   1,535   Intersil Corp., Class A                    35,351
   1,138   MEMC Electronic Materials, Inc. (b)        81,322
  10,367   Micron Technology, Inc. (b)                72,880
   2,209   NVIDIA Corp. (b)                           54,320
   1,795   Rambus, Inc. (b)                           34,931
     502   Silicon Laboratories, Inc. (b)             15,682
                                               -------------
                                                     509,331
                                               -------------
           SOFTWARE--22.9%
     880   Adobe Systems, Inc. (b)                    30,738
     545   Amdocs Ltd. (b)                            18,034
   1,133   Autodesk, Inc. (b)                         46,623
   4,763   BEA Systems, Inc. (b)                      89,019
   1,582   BMC Software, Inc. (b)                     50,687
     753   CA, Inc.                                   16,589
   2,209   Cadence Design Systems, Inc. (b)           22,421
   1,483   Citrix Systems, Inc. (b)                   51,341
   4,232   Compuware Corp. (b)                        35,972
   1,783   Intuit, Inc. (b)                           54,720
   2,004   McAfee, Inc. (b)                           67,455
   2,111   Microsoft Corp.                            68,819
     994   NAVTEQ Corp. (b)                           73,457
   3,329   Oracle Corp. (b)                           68,411
   1,803   Red Hat, Inc. (b)                          33,680
   1,606   Salesforce.com, Inc. (b)                   83,962
   1,164   Symantec Corp. (b)                         20,871



                  See Notes to Financial Statements                     Page 35

FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           SOFTWARE (CONTINUED)
     725   Synopsys, Inc. (b)                 $       15,965
                                               -------------
                                                     848,764
                                               -------------

           TOTAL COMMON STOCKS--100.1%
           (Cost $4,045,171)                       3,704,912

           MONEY MARKET FUND--1.3%
  49,564   J.P. Morgan Institutional Treasury
              Money Market Fund--2.03% (c)
           (Cost $49,564)                             49,564
                                               -------------

           Total Investments--101.4%
           (Cost $4,094,735)                       3,754,476
           NET OTHER ASSETS AND
              LIABILITIES--(1.4%)                    (52,490)
                                               -------------
           NET ASSETS--100.0%                  $   3,701,986
                                               =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.


Page 36                  See Notes to Financial Statements

FIRST TRUST UTILITIES ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------

           COMMON STOCKS--100.0%
           DIVERSIFIED TELECOMMUNICATION
              SERVICES--6.8%
     266   AT&T, Inc.                           $     10,238
   1,467   CenturyTel, Inc.                           54,148
     224   Embarq Corp.                               10,147
   5,207   Qwest Communications International,
              Inc.                                    30,617
     254   Verizon Communications, Inc.                9,865
                                               -------------
                                                     115,015
                                               -------------
           ELECTRIC UTILITIES--26.5%
     696   Allegheny Energy, Inc.                     38,134
     475   American Electric Power Co., Inc.          20,344
     746   DPL, Inc.                                  20,709
   3,016   Duke Energy Corp.                          56,278
     414   Edison International                       21,594
     745   Exelon Corp.                               56,761
     153   FirstEnergy Corp.                          10,897
   1,245   Great Plains Energy, Inc.                  34,711
     754   Pepco Holdings, Inc.                       19,197
   1,435   Pinnacle West Capital Corp.                55,133
     849   PPL Corp.                                  41,533
     914   Progress Energy, Inc.                      41,285
   1,303   Sierra Pacific Resources                   19,506
     286   Southern Co.                               10,396
                                               -------------
                                                     446,478
                                               -------------
           GAS UTILITIES--11.1%
     588   AGL Resources, Inc.                        22,256
   1,578   Atmos Energy Corp.                         45,321
     568   Energen Corp.                              35,727
     237   National Fuel Gas Co.                      10,217
     204   Questar Corp.                              10,386
   1,507   Southern Union Co.                         40,960
     812   UGI Corp.                                  21,615
                                               -------------
                                                     186,482
                                               -------------
           INDEPENDENT POWER PRODUCERS
              & ENERGY TRADERS--9.1%
   2,069   AES (The) Corp. (b)                        39,477
     594   Constellation Energy Group                 55,812
   1,561   Mirant Corp. (b)                           57,507
                                               -------------
                                                     152,796
                                               -------------
           MEDIA--2.2%
   1,999   Comcast Corp., Class A (b)                 36,302
                                               -------------
           MULTI-UTILITIES--38.1%
   1,495   Alliant Energy Corp.                       55,166
     408   Ameren Corp.                               18,282
     646   CenterPoint Energy, Inc.                   10,342
     636   CMS Energy Corp.                            9,966
     747   Consolidated Edison, Inc.                  32,554
     466   Dominion Resources, Inc.                   20,038
   1,384   DTE Energy Co.                             59,028
   1,341   Energy East Corp.                          33,860


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           MULTI-UTILITIES (CONTINUED)
   1,603   MDU Resources Group, Inc.          $       41,550
   3,221   NiSource, Inc.                             61,167
     611   NSTAR                                      19,815
   1,006   OGE Energy Corp.                           32,926
     847   PG&E Corp.                                 34,761
   1,331   Puget Energy, Inc.                         34,806
     866   SCANA Corp.                                32,293
     178   Sempra Energy                               9,950
   2,571   TECO Energy, Inc.                          42,859
   1,525   Vectren Corp.                              41,861
     227   Wisconsin Energy Corp.                     10,335
   1,961   Xcel Energy, Inc.                          40,769
                                               -------------
                                                     642,328
                                               -------------
           WIRELESS TELECOMMUNICATION
              SERVICES--6.2%
   4,634   Sprint Nextel Corp.                        48,796
     354   Telephone and Data Systems, Inc.           18,670
     526   United States Cellular Corp. (b)           37,399
                                               -------------
                                                     104,865
                                               -------------

           TOTAL COMMON STOCKS--100.0%
           (Cost $1,854,583)                       1,684,266
                                               -------------

           MONEY MARKET FUNDS--2.9%
  35,000   Federated Treasury
              Obligation--2.10% (c)                    35,000
  13,952   J.P. Morgan Institutional Treasury
              Money Market Fund--2.03% (c)             13,952
                                               -------------

           TOTAL MONEY MARKET FUNDS
           (Cost $48,952)                             48,952
                                               -------------

           Total Investments--102.9%
           (Cost $1,903,535)                       1,733,218
           NET OTHER ASSETS AND
              LIABILITIES--(2.9%)                    (49,037)
                                               -------------
           NET ASSETS--100.0%                  $   1,684,181
                                               =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.


                  See Notes to Financial Statements                     Page 37

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------

           COMMON STOCKS--99.6%
           AEROSPACE & DEFENSE--3.0%
     115   Boeing (The) Co.                  $         9,566
     452   General Dynamics Corp.                     38,176
     723   Goodrich Corp.                             45,224
     655   Honeywell International, Inc.              38,691
     481   L-3 Communications Holdings, Inc.          53,308
     287   Lockheed Martin Corp.                      30,973
     384   Northrop Grumman Corp.                     30,474
     291   Precision Castparts Corp.                  33,116
     280   Rockwell Collins, Inc.                     17,696
     395   United Technologies Corp.                  28,997
                                               -------------
                                                     326,221
                                               -------------
           AIR FREIGHT & LOGISTICS--1.1%
     559   C.H. Robinson Worldwide, Inc.              31,047
     451   Expeditors International of
              Washington, Inc.                        21,328
     572   FedEx Corp.                                53,470
     143   United Parcel Service, Inc., Class B       10,462
                                               -------------
                                                     116,307
                                               -------------
           AIRLINES--0.4%
   3,301   Southwest Airlines Co.                     38,721
                                               -------------
           AUTO COMPONENTS--0.3%
     357   Goodyear Tire & Rubber
              (The) Co. (b)                            8,986
     559   Johnson Controls, Inc.                     19,772
                                               -------------
                                                      28,758
                                               -------------
           BEVERAGES--1.4%
     192   Anheuser-Busch Cos., Inc.                   8,932
     272   Brown-Forman Corp., Class B                17,131
     656   Coca-Cola (The) Co.                        38,816
     425   Constellation Brands, Inc.,
              Class A (b)                              8,883
     391   Molson Coors Brewing Co.,
              Class B                                 17,466
   1,293   Pepsi Bottling Group (The), Inc.           45,060
     265   PepsiCo, Inc.                              18,070
                                               -------------
                                                     154,358
                                               -------------
           BIOTECHNOLOGY--1.0%
     177   Biogen Idec, Inc. (b)                      10,788
     541   Genzyme Corp. (b)                          42,268
   1,109   Gilead Sciences, Inc. (b)                  50,671
                                               -------------
                                                     103,727
                                               -------------
           BUILDING PRODUCTS--0.2%
     431   Trane, Inc.                                19,300
                                               -------------
           CAPITAL MARKETS--4.6%
   1,548   American Capital Strategies Ltd.           54,443
     456   Bear Stearns (The) Cos., Inc.              41,177
   1,183   Charles Schwab (The) Corp.                 26,381
  11,346   E*TRADE Financial Corp. (b)                56,391


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           CAPITAL MARKETS (CONTINUED)
     734   Federated Investors, Inc., Class B  $      31,246
     187   Goldman Sachs Group (The), Inc.            37,544
   1,227   Janus Capital Group, Inc.                  33,141
     413   Legg Mason, Inc.                           29,736
     308   Lehman Brothers Holdings, Inc.             19,764
     188   Merrill Lynch & Co., Inc.                  10,603
     379   Morgan Stanley                             18,734
     667   Northern Trust Corp.                       48,931
     628   State Street Corp.                         51,571
     661   T. Rowe Price Group, Inc.                  33,440
                                               -------------
                                                     493,102
                                               -------------
           CHEMICALS--3.8%
     408   Air Products and Chemicals, Inc.           36,728
     849   Ashland, Inc.                              38,655
   1,295   Dow Chemical (The) Co.                     50,065
     457   E.I. du Pont de Nemours & Co.              20,647
     495   Eastman Chemical Co.                       32,705
     787   Ecolab, Inc.                               37,973
   2,081   Hercules, Inc.                             36,480
     457   Monsanto Co.                               51,385
     287   PPG Industries, Inc.                       18,968
     455   Praxair, Inc.                              36,814
     189   Rohm and Haas Co.                          10,083
     737   Sigma-Aldrich Corp.                        36,599
                                               -------------
                                                     407,102
                                               -------------
           COMMERCIAL BANKS--3.6%
     656   BB&T Corp.                                 23,800
     463   Comerica, Inc.                             20,196
     528   Commerce Bancorp, Inc.                     20,122
     401   Fifth Third Bancorp                        10,867
   1,109   First Horizon National Corp.               24,032
   1,364   Huntington Bancshares, Inc.                18,346
   1,717   KeyCorp                                    44,900
     247   M&T Bank Corp.                             22,667
   1,141   Marshall & Ilsley Corp.                    31,834
   2,447   National City Corp.                        43,532
   1,277   Regions Financial Corp.                    32,231
     323   SunTrust Banks, Inc.                       22,271
     795   Wachovia Corp.                             30,949
     333   Wells Fargo & Co.                          11,325
     647   Zions Bancorporation                       35,417
                                               -------------
                                                     392,489
                                               -------------
           COMMERCIAL SERVICES &
              SUPPLIES--1.3%
   3,655   Allied Waste Industries, Inc. (b)          36,001
     379   Avery Dennison Corp.                       19,640
     899   Cintas Corp.                               29,505
     267   R.R. Donnelley & Sons Co.                   9,316
     745   Robert Half International, Inc.            20,696
     924   Waste Management, Inc.                     29,975
                                               -------------
                                                     145,133
                                               -------------


Page 38                  See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           COMMUNICATIONS EQUIPMENT--0.4%
     420   Corning, Inc.                      $       10,109
     909   Juniper Networks, Inc. (b)                 24,680
   1,540   Tellabs, Inc. (b)                          10,503
                                               -------------
                                                      45,292
                                               -------------
           COMPUTERS & PERIPHERALS--1.0%
     257   Apple, Inc. (b)                            34,788
   1,087   EMC Corp. (b)                              17,251
     797   Hewlett-Packard Co.                        34,868
      93   International Business Machines Corp.       9,983
     556   Sun Microsystems, Inc. (b)                  9,730
                                               -------------
                                                     106,620
                                               -------------
           CONSTRUCTION & ENGINEERING--0.8%
     351   Fluor Corp.                                42,706
     533   Jacobs Engineering Group, Inc. (b)         40,743
                                               -------------
                                                      83,449
                                               -------------
           CONSTRUCTION MATERIALS--0.4%
     509   Vulcan Materials Co.                       39,936
                                               -------------
           CONSUMER FINANCE--0.9%
     852   Capital One Financial Corp.                46,698
   2,671   Discover Financial Services                46,743
                                               -------------
                                                      93,441
                                               -------------
           CONTAINERS & PACKAGING--1.0%
     224   Ball Corp.                                 10,279
   1,471   Bemis Co., Inc.                            39,982
   2,205   Sealed Air Corp.                           57,661
                                               -------------
                                                     107,922
                                               -------------
           DISTRIBUTORS--0.2%
     435   Genuine Parts Co.                          19,110
                                               -------------
           DIVERSIFIED CONSUMER
              SERVICES--0.4%
     575   Apollo Group, Inc., Class A (b)            45,851
                                               -------------
           DIVERSIFIED FINANCIAL
              SERVICES--2.7%
     732   Bank of America Corp.                      32,464
   1,676   CIT Group, Inc.                            46,861
   1,027   Citigroup, Inc.                            28,982
      75   CME Group, Inc.                            46,418
     265   IntercontinentalExchange, Inc. (b)         37,089
     692   JPMorgan Chase & Co.                       32,905
     855   Leucadia National Corp.                    37,765
     344   NYSE Euronext                              27,056
                                               -------------
                                                     289,540
                                               -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES--1.2%
     484   AT&T, Inc.                                 18,629


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           DIVERSIFIED TELECOMMUNICATION
              SERVICES (CONTINUED)
   1,231   CenturyTel, Inc.                   $       45,436
     791   Citizens Communications Co.                 9,073
     203   Embarq Corp.                                9,196
   4,309   Qwest Communications International,
              Inc.                                    25,337
     461   Verizon Communications, Inc.               17,905
                                               -------------
                                                     125,576
                                               -------------
           ELECTRIC UTILITIES--2.4%
     475   Allegheny Energy, Inc.                     26,025
     649   American Electric Power Co., Inc.          27,797
   1,997   Duke Energy Corp.                          37,264
     566   Edison International                       29,523
      84   Entergy Corp.                               9,087
     279   FirstEnergy Corp.                          19,870
     148   FPL Group, Inc.                             9,543
   1,030   Pepco Holdings, Inc.                       26,224
     949   Pinnacle West Capital Corp.                36,461
     624   Progress Energy, Inc.                      28,186
     260   Southern Co.                                9,451
                                               -------------
                                                     259,431
                                               -------------
           ELECTRICAL EQUIPMENT--0.7%
     571   Cooper Industries Ltd., Class A            25,432
     711   Emerson Electric Co.                       36,147
     292   Rockwell Automation, Inc.                  16,650
                                               -------------
                                                      78,229
                                               -------------
           ELECTRONIC EQUIPMENT &
              INSTRUMENTS--0.5%
     275   Agilent Technologies, Inc. (b)              9,325
   1,319   Jabil Circuit, Inc.                        17,477
   1,107   Molex, Inc.                                26,612
                                               -------------
                                                      53,414
                                               -------------
           ENERGY EQUIPMENT &
              SERVICES--3.3%
     124   Baker Hughes, Inc.                          8,051
     856   ENSCO International, Inc.                  43,759
     797   Halliburton Co.                            26,436
   1,863   Nabors Industries Ltd. (b)                 50,712
     695   National Oilwell Varco, Inc. (b)           41,860
     903   Noble Corp.                                39,524
   1,293   Rowan Cos., Inc.                           44,014
     307   Schlumberger Ltd.                          23,166
     691   Smith International, Inc.                  37,459
      71   Transocean, Inc. (b)                        8,705
     587   Weatherford International Ltd. (b)         36,282
                                               -------------
                                                     359,968
                                               -------------
           FOOD & STAPLES RETAILING--2.4%
     732   Costco Wholesale Corp.                     49,732
   1,284   CVS Caremark Corp.                         50,167
     754   Kroger (The) Co.                           19,189



                  See Notes to Financial Statements                     Page 39

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           FOOD & STAPLES RETAILING (CONTINUED)
     883   Safeway, Inc.                      $       27,364
   1,073   SUPERVALU, Inc.                            32,254
     323   Sysco Corp.                                 9,383
     264   Walgreen Co.                                9,269
     848   Wal-Mart Stores, Inc.                      43,146
     493   Whole Foods Market, Inc.                   19,444
                                               -------------
                                                     259,948
                                               -------------
           FOOD PRODUCTS--1.4%
   1,099   Archer-Daniels-Midland Co.                 48,411
     847   ConAgra Foods, Inc.                        18,236
     176   General Mills, Inc.                         9,611
     192   Kellogg Co.                                 9,197
     308   Kraft Foods, Inc., Class A                  9,012
     265   McCormick & Co., Inc.                       8,936
   2,627   Tyson Foods, Inc., Class A                 37,435
     172   Wm. Wrigley Jr. Co.                         9,878
                                               -------------
                                                     150,716
                                               -------------
           GAS UTILITIES--0.4%
     713   Nicor, Inc.                                29,233
     187   Questar Corp.                               9,520
                                               -------------
                                                      38,753
                                               -------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES--1.5%
     347   Baxter International, Inc.                 21,077
     241   Becton, Dickinson and Co.                  20,854
     319   C.R. Bard, Inc.                            30,806
     944   Hospira, Inc. (b)                          38,807
     248   St. Jude Medical, Inc. (b)                 10,046
     539   Stryker Corp.                              36,097
                                               -------------
                                                     157,687
                                               -------------
           HEALTH CARE PROVIDERS &
              SERVICES--3.5%
     884   Aetna, Inc.                                47,082
     563   CIGNA Corp.                                27,677
     680   Coventry Health Care, Inc. (b)             38,474
     699   Express Scripts, Inc. (b)                  47,176
     677   Humana, Inc. (b)                           54,363
     133   Laboratory Corp. of America
              Holdings (b)                             9,826
   1,006   Medco Health Solutions, Inc. (b)           50,380
     191   Quest Diagnostics, Inc.                     9,420
     877   UnitedHealth Group, Inc.                   44,587
     581   WellPoint, Inc. (b)                        45,434
                                               -------------
                                                     374,419
                                               -------------
           HOTELS, RESTAURANTS &
              LEISURE--1.6%
     905   Carnival Corp.                             40,264
     684   McDonald's Corp.                           36,628


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           HOTELS, RESTAURANTS & LEISURE
              (CONTINUED)
     229   Starwood Hotels & Resorts
              Worldwide, Inc.                 $       10,362
     389   Wendy's International, Inc.                 9,499
   1,709   Wyndham Worldwide Corp.                    40,265
   1,052   Yum! Brands, Inc.                          35,936
                                               -------------
                                                     172,954
                                               -------------
           HOUSEHOLD DURABLES--1.8%
     279   Fortune Brands, Inc.                       19,508
   2,926   Leggett & Platt, Inc.                      55,652
     389   Newell Rubbermaid, Inc.                     9,383
     417   Snap-on, Inc.                              20,483
     831   Stanley Works (The)                        42,680
     493   Whirlpool Corp.                            41,959
                                               -------------
                                                     189,665
                                               -------------
           HOUSEHOLD PRODUCTS--0.7%
     155   Clorox (The) Co.                            9,505
     516   Colgate-Palmolive Co.                      39,732
     145   Kimberly-Clark Corp.                        9,519
     275   Procter & Gamble (The) Co.                 18,136
                                               -------------
                                                      76,892
                                               -------------
           INDEPENDENT POWER PRODUCERS
              & ENERGY TRADERS--0.7%
   1,412   AES (The) Corp. (b)                        26,941
     497   Constellation Energy Group                 46,698
                                               -------------
                                                      73,639
                                               -------------
           INDUSTRIAL CONGLOMERATES--0.5%
     239   3M Co.                                     19,036
     716   Textron, Inc.                              40,132
                                               -------------
                                                      59,168
                                               -------------
           INSURANCE--5.5%
     652   ACE Ltd.                                   38,038
     483   AFLAC, Inc.                                29,622
     771   Allstate (The) Corp.                       37,987
     781   Ambac Financial Group, Inc.                 9,153
     345   American International Group, Inc.         19,030
     844   Aon Corp.                                  36,731
     151   Assurant, Inc.                              9,798
     738   Chubb (The) Corp.                          38,221
   1,019   Cincinnati Financial Corp.                 39,272
   1,187   Genworth Financial, Inc., Class A          28,892
     231   Hartford Financial Services Group
              (The), Inc.                             18,658
     345   Lincoln National Corp.                     18,754
     600   Loews Corp.                                28,014
     380   Marsh & McLennan Cos., Inc.                10,488
   2,739   MBIA, Inc.                                 42,455
     164   MetLife, Inc.                               9,671
     585   Principal Financial Group, Inc.            34,872
     216   Prudential Financial, Inc.                 18,224


Page 40                  See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           INSURANCE (CONTINUED)
     333   Torchmark Corp.                    $       20,333
     948   Travelers (The) Cos., Inc.                 45,599
     847   Unum Group                                 19,159
   1,015   XL Capital Ltd., Class A                   45,675
                                               -------------
                                                     598,646
                                               -------------
           INTERNET & CATALOG RETAIL--0.6%
     551   Amazon.com, Inc. (b)                       42,813
     955   Expedia, Inc. (b)                          21,984
                                               -------------
                                                      64,797
                                               -------------
          INTERNET SOFTWARE & SERVICES--0.6%
     304   eBay, Inc. (b)                              8,175
      73   Google, Inc., Class A (b)                  41,194
     536   VeriSign, Inc. (b)                         18,181
                                               -------------
                                                      67,550
                                               -------------
           IT SERVICES--2.0%
     669   Affiliated Computer Services,
              Inc., Class A (b)                       32,614
     815   Computer Sciences Corp. (b)                34,491
   3,100   Convergys Corp. (b)                        48,081
   2,461   Electronic Data Systems Corp.              49,466
     243   Fidelity National Information
              Services, Inc.                          10,315
     363   Fiserv, Inc. (b)                           18,647
   1,244   Western Union Co.                          27,866
                                               -------------
                                                     221,480
                                               -------------
           LEISURE EQUIPMENT &
              PRODUCTS--1.3%
   2,993   Brunswick Corp.                            56,837
   1,575   Hasbro, Inc.                               40,903
   2,116   Mattel, Inc.                               44,457
                                               -------------
                                                     142,197
                                               -------------
           LIFE SCIENCES TOOLS &
              SERVICES--1.0%
     297   Applera Corp. - Applied Biosystems
              Group                                    9,364
     275   Millipore Corp. (b)                        19,291
     387   PerkinElmer, Inc.                           9,632
     699   Thermo Fisher Scientific, Inc. (b)         35,992
     645   Waters Corp. (b)                           37,056
                                               -------------
                                                     111,335
                                               -------------
           MACHINERY--3.2%
     277   Caterpillar, Inc.                          19,706
     801   Cummins, Inc.                              38,672
     459   Danaher Corp.                              34,173
     548   Deere & Co.                                48,093
     312   Eaton Corp.                                25,821
     564   Illinois Tool Works, Inc.                  28,426
     217   Ingersoll-Rand Co. Ltd., Class A            8,576


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           MACHINERY (CONTINUED)
     305   ITT Corp.                         $        18,126
   1,045   Manitowoc (The) Co., Inc.                  39,835
     185   PACCAR, Inc.                                8,680
     500   Pall Corp.                                 18,445
     677   Parker Hannifin Corp.                      45,772
     153   Terex Corp. (b)                             8,990
                                               -------------
                                                     343,315
                                               -------------
           MEDIA--2.6%
   1,108   CBS Corp., Class B                         27,911
     292   Clear Channel Communications,
              Inc.                                     8,967
   1,655   Comcast Corp., Class A (b)                 30,055
     871   DIRECTV Group (The), Inc. (b)              19,667
     224   E.W. Scripps (The) Co., Class A             9,121
   1,308   Gannett Co., Inc.                          48,396
     183   Meredith Corp.                              8,599
     492   News Corp., Class A                         9,299
     212   Omnicom Group, Inc.                         9,618
   3,091   Time Warner, Inc.                          48,653
     917   Viacom, Inc., Class B (b)                  35,543
     624   Walt Disney (The) Co.                      18,676
      13   Washington Post (The) Co.,
              Class B                                  9,672
                                               -------------
                                                     284,177
                                               -------------
           METALS & MINING--1.9%
     827   Alcoa, Inc.                                27,374
     349   Allegheny Technologies, Inc.               24,570
     499   Freeport-McMoRan Copper &
              Gold, Inc.                              44,425
     825   Newmont Mining Corp.                       44,830
     340   Nucor Corp.                                19,652
     423   United States Steel Corp.                  43,193
                                               -------------
                                                     204,044
                                               -------------
           MULTILINE RETAIL--3.1%
   3,191   Big Lots, Inc. (b)                         55,396
   2,717   Dillard's, Inc., Class A                   53,878
   2,653   Family Dollar Stores, Inc.                 55,793
   1,160   J. C. Penney Co., Inc.                     54,996
   1,972   Macy's, Inc.                               54,506
     548   Nordstrom, Inc.                            21,317
     604   Target Corp.                               33,570
                                               -------------
                                                     329,456
                                               -------------
           MULTI-UTILITIES--2.6%
     372   Ameren Corp.                               16,669
     588   CenterPoint Energy, Inc.                    9,414
     580   CMS Energy Corp.                            9,089
     619   Consolidated Edison, Inc.                  26,976
     636   Dominion Resources, Inc.                   27,348
   1,161   DTE Energy Co.                             49,516
   2,132   NiSource, Inc.                             40,486
     701   PG&E Corp.                                 28,769
     325   Sempra Energy                              18,168



                  See Notes to Financial Statements                     Page 41

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES (CONTINUED)
   1,755   TECO Energy, Inc.                  $       29,256
   1,339   Xcel Energy, Inc.                          27,838
                                               -------------
                                                     283,529
                                               -------------
           OFFICE ELECTRONICS--0.3%
   1,866   Xerox Corp.                                28,736
                                               -------------
           OIL, GAS & CONSUMABLE
              FUELS--6.1%
     777   Anadarko Petroleum Corp.                   45,524
     375   Apache Corp.                               35,790
     771   Chesapeake Energy Corp.                    28,704
     547   Chevron Corp.                              46,222
     228   ConocoPhillips                             18,313
     423   CONSOL Energy, Inc.                        30,879
     227   Devon Energy Corp.                         19,290
     225   EOG Resources, Inc.                        19,688
     215   Exxon Mobil Corp.                          18,576
     505   Hess Corp.                                 45,869
     839   Marathon Oil Corp.                         39,307
     601   Murphy Oil Corp.                           44,198
     380   Noble Energy                               27,580
     392   Occidental Petroleum Corp.                 26,605
     653   Peabody Energy Corp.                       35,275
     784   Range Resources Corp.                      40,940
     390   Spectra Energy Corp.                        8,908
     417   Sunoco, Inc.                               25,937
   1,069   Tesoro Corp.                               41,744
     432   Valero Energy Corp.                        25,570
     588   XTO Energy, Inc.                           30,541
                                               -------------
                                                     655,460
                                               -------------
           PAPER & FOREST PRODUCTS--0.7%
   1,576   International Paper Co.                    50,826
     644   MeadWestvaco Corp.                         18,032
     136   Weyerhaeuser Co.                            9,210
                                               -------------
                                                      78,068
                                               -------------
           PERSONAL PRODUCTS--0.4%
     764   Avon Products, Inc.                        26,755
     461   Estee Lauder (The) Cos.,
              Inc., Class A                           19,454
                                               -------------
                                                      46,209
                                               -------------
           PHARMACEUTICALS--2.3%
     359   Abbott Laboratories                        20,212
     313   Allergan, Inc.                             21,030
     379   Barr Pharmaceuticals, Inc. (b)             19,780
     188   Eli Lilly and Co.                           9,686
     301   Johnson & Johnson                          19,041
   4,983   King Pharmaceuticals, Inc. (b)             52,271
     520   Merck & Co., Inc.                          24,066
   2,864   Mylan, Inc.                                42,702
     443   Pfizer, Inc.                               10,362
     371   Watson Pharmaceuticals, Inc. (b)            9,687


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           PHARMACEUTICALS (CONTINUED)
     456   Wyeth                              $       18,149
                                               -------------
                                                     246,986
                                               -------------
           REAL ESTATE INVESTMENT
              TRUSTS--0.6%
     439   Boston Properties, Inc.                    40,352
     476   ProLogis                                   28,251
                                               -------------
                                                      68,603
                                               -------------
           ROAD & RAIL--1.4%
     241   Burlington Northern Santa Fe Corp.         20,851
     687   CSX Corp.                                  33,306
     599   Norfolk Southern Corp.                     32,580
     857   Ryder System, Inc.                         44,615
     160   Union Pacific Corp.                        20,005
                                               -------------
                                                     151,357
                                               -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT--2.2%
     317   Analog Devices, Inc.                        8,990
   1,701   Applied Materials, Inc.                    30,482
     377   Intel Corp.                                 7,992
     419   KLA-Tencor Corp.                           17,506
     576   MEMC Electronic Materials, Inc. (b)        41,161
     320   Microchip Technology, Inc.                 10,211
   5,555   Micron Technology, Inc. (b)                39,052
   1,096   Novellus Systems, Inc. (b)                 26,041
   1,184   NVIDIA Corp. (b)                           29,115
     603   Texas Instruments, Inc.                    18,651
     460   Xilinx, Inc.                               10,060
                                               -------------
                                                     239,261
                                               -------------
           SOFTWARE--1.8%
     236   Adobe Systems, Inc. (b)                     8,243
     405   Autodesk, Inc. (b)                         16,666
     565   BMC Software, Inc. (b)                     18,103
     404   CA, Inc.                                    8,900
     795   Citrix Systems, Inc. (b)                   27,523
   1,134   Compuware Corp. (b)                         9,639
     172   Electronic Arts, Inc. (b)                   8,148
     637   Intuit, Inc. (b)                           19,550
   1,132   Microsoft Corp.                            36,902
   1,784   Oracle Corp. (b)                           36,661
                                               -------------
                                                     190,335
                                               -------------
           SPECIALTY RETAIL--5.4%
     377   Abercrombie & Fitch Co., Class A           30,043
   3,259   AutoNation, Inc. (b)                       53,057
      84   AutoZone, Inc. (b)                         10,154
     969   Best Buy Co., Inc.                         47,297
     821   GameStop Corp., Class A (b)                42,470
   1,420   Gap (The), Inc.                            27,150
   1,495   Home Depot (The), Inc.                     45,852
   2,696   Limited Brands, Inc.                       51,467
   3,668   Office Depot, Inc. (b)                     54,396


Page 42                  See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL (CONTINUED)
   2,470   OfficeMax, Inc.                    $       61,183
   3,027   RadioShack Corp.                           52,518
     520   Sherwin-Williams (The) Co.                 29,749
   1,309   Staples, Inc.                              31,337
     219   Tiffany & Co.                               8,738
   1,052   TJX (The) Cos., Inc.                       33,201
                                               -------------
                                                     578,612
                                               -------------
           TEXTILES, APPAREL & LUXURY
              GOODS--1.2%
   1,979   Liz Claiborne, Inc.                        43,320
     627   NIKE, Inc., Class B                        38,724
     587   VF Corp.                                   45,416
                                               -------------
                                                     127,460
                                               -------------
           THRIFTS & MORTGAGE
              FINANCE--1.0%
   2,252   Countrywide Financial Corp.                15,674
   2,011   Hudson City Bancorp, Inc.                  32,940
   2,959   Washington Mutual, Inc.                    58,943
                                               -------------
                                                     107,557
                                               -------------
           TOBACCO--0.1%
     152   Reynolds American, Inc.                     9,626
                                               -------------
           TRADING COMPANIES &
              DISTRIBUTORS--0.2%
     231   W.W. Grainger, Inc.                        18,381
                                               -------------
           WIRELESS TELECOMMUNICATION
              SERVICES--0.4%
     236   American Tower Corp., Class A (b)           8,857
   3,068   Sprint Nextel Corp.                        32,306
                                               -------------
                                                      41,163
                                               -------------

           TOTAL COMMON STOCKS--99.6%
           (Cost $11,053,932)                     10,725,178

           MONEY MARKET FUND--0.8%
  82,651   J.P. Morgan Institutional Treasury
              Money Market Fund--2.03% (c)
           (Cost $82,651)                             82,651
                                               -------------

           TOTAL INVESTMENTS--100.4%
           (Cost $11,136,583)                     10,807,829
           NET OTHER ASSETS AND
              LIABILITIES--(0.4%)                    (45,256)
                                               -------------
           NET ASSETS--100.0%                  $  10,762,573
                                               =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c)  Represents annualized 7-day yield at January 31, 2008.


                  See Notes to Financial Statements                     Page 43

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--1.4%
     413   Alliant Techsystems, Inc. (b)      $       43,716
     887   BE Aerospace, Inc. (b)                     34,247
     692   DRS Technologies, Inc.                     37,140
                                               -------------
                                                     115,103
                                               -------------
           AIRLINES--1.2%
   3,933   AirTran Holdings, Inc. (b)                 33,942
   1,877   Alaska Air Group, Inc. (b)                 47,488
   1,591   JetBlue Airways Corp. (b)                  10,994
                                               -------------
                                                      92,424
                                               -------------
           AUTO COMPONENTS--1.4%
     800   ArvinMeritor, Inc.                         10,864
     970   BorgWarner, Inc.                           49,092
     528   Gentex Corp.                                8,374
   2,843   Modine Manufacturing Co.                   43,896
                                               -------------
                                                     112,226
                                               -------------
           AUTOMOBILES--0.2%
     494   Thor Industries, Inc.                      17,448
                                               -------------
           BEVERAGES--0.6%
     424   Hansen Natural Corp. (b)                   16,349
   1,409   PepsiAmericas, Inc.                        34,718
                                               -------------
                                                      51,067
                                               -------------
           BIOTECHNOLOGY--0.5%
     131   Cephalon, Inc. (b)                          8,598
   1,880   Millennium Pharmaceuticals, Inc. (b)       28,519
                                               -------------
                                                      37,117
                                               -------------
           CAPITAL MARKETS--1.6%
     827   Eaton Vance Corp.                          30,822
     407   Jefferies Group, Inc.                       8,230
   1,150   Raymond James Financial, Inc.              32,304
     875   SEI Investments Co.                        24,238
   1,040   Waddell & Reed Financial, Inc.,
              Class A                                 34,506
                                               -------------
                                                     130,100
                                               -------------
           CHEMICALS--4.4%
     721   Airgas, Inc.                               33,462
     228   Albemarle Corp.                             8,267
   1,126   Cabot Corp.                                33,476
     426   CF Industries Holdings, Inc.               45,551
     762   Cytec Industries, Inc.                     43,137
     688   FMC Corp.                                  36,574
     347   Lubrizol (The) Corp.                       18,256
     280   Minerals Technologies, Inc.                15,232
     486   Olin Corp.                                  9,958
   1,387   RPM International, Inc.                    30,015
     664   Sensient Technologies Corp.                17,636
     983   Terra Industries, Inc. (b)                 44,304
     833   Valspar (The) Corp.                        16,685
                                               -------------
                                                     352,553
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMERCIAL BANKS--1.8%
     347   Associated Banc-Corp.              $        9,778
     709   Cathay General Bancorp                     18,384
     158   City National Corp.                         8,987
   1,387   Colonial BancGroup (The), Inc.             21,776
     455   First Community Bancorp, Inc.              16,166
     559   SVB Financial Group (b)                    27,057
     921   Synovus Financial Corp.                    12,166
     524   TCF Financial Corp.                        11,135
     587   Webster Financial Corp.                    19,882
                                               -------------
                                                     145,331
                                               -------------
           COMMERCIAL SERVICES &
              SUPPLIES--4.1%
     471   Brink's (The) Co.                          28,557
     882   Copart, Inc. (b)                           36,056
     285   Deluxe Corp.                                6,931
     869   Herman Miller, Inc.                        27,617
     536   HNI Corp.                                  18,042
   2,515   Kelly Services, Inc., Class A              43,308
     998   Korn/Ferry International (b)               16,058
     660   Manpower, Inc.                             37,132
     724   Mine Safety Appliances Co.                 32,312
     687   Navigant Consulting, Inc. (b)               8,134
     299   Republic Services, Inc.                     8,970
   1,467   Rollins, Inc.                              26,098
     632   Stericycle, Inc. (b)                       37,452
                                               -------------
                                                     326,667
                                               -------------
           COMMUNICATIONS EQUIPMENT--2.3%
   3,019   ADC Telecommunications, Inc. (b)           44,650
     439   ADTRAN, Inc.                                9,136
     403   Avocent Corp. (b)                           6,690
     572   CommScope, Inc. (b)                        25,368
   1,057   Dycom Industries, Inc. (b)                 24,966
   1,072   Foundry Networks, Inc. (b)                 14,794
     749   Harris Corp.                               40,963
     361   Plantronics, Inc.                           6,895
     338   Polycom, Inc. (b)                           8,535
                                               -------------
                                                     181,997
                                               -------------
           COMPUTERS & PERIPHERALS--1.3%
   1,341   Imation Corp.                              34,745
   4,442   Palm, Inc.                                 24,076
   1,554   Western Digital Corp. (b)                  41,103
                                               -------------
                                                      99,924
                                               -------------
           CONSTRUCTION & ENGINEERING--0.7%
     778   Granite Construction, Inc.                 29,618
     716   Quanta Services, Inc. (b)                  15,695
     173   URS Corp. (b)                               7,595
                                               -------------
                                                      52,908
                                               -------------
           CONSUMER FINANCE--0.6%
   3,670   AmeriCredit Corp. (b)                      48,848
                                               -------------


Page 44                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           CONTAINERS & PACKAGING--0.7%
     333   Packaging Corp. of America        $         8,072
     575   Sonoco Products Co.                        17,745
   1,801   Temple-Inland, Inc.                        33,768
                                               -------------
                                                      59,585
                                               -------------
           DIVERSIFIED CONSUMER
              SERVICES--2.3%
     610   Corinthian Colleges, Inc. (b)               5,155
     723   DeVry, Inc.                                39,902
     401   Matthews International Corp.,
               Class A                                19,597
   1,343   Regis Corp.                                34,018
   3,341   Service Corp. International                40,192
     246   Sotheby's                                   7,643
     220   Strayer Education, Inc.                    37,968
                                               -------------
                                                     184,475
                                               -------------
           ELECTRIC UTILITIES--1.6%
     961   Great Plains Energy, Inc.                  26,793
     412   Hawaiian Electric Industries, Inc.          9,262
     800   IDACORP, Inc.                              26,112
     300   Northeast Utilities                         8,316
   1,659   Sierra Pacific Resources                   24,835
   1,448   Westar Energy, Inc.                        35,273
                                               -------------
                                                     130,591
                                               -------------
           ELECTRICAL EQUIPMENT--1.2%
     802   AMETEK, Inc.                               35,319
     364   Hubbell, Inc., Class B                     17,356
     450   Roper Industries, Inc.                     25,164
     383   Thomas & Betts Corp. (b)                   17,331
                                               -------------
                                                      95,170
                                               -------------
           ELECTRONIC EQUIPMENT &
              INSTRUMENTS--2.7%
   1,012   Amphenol Corp., Class A                    40,419
     956   Arrow Electronics, Inc. (b)                32,714
     805   Avnet, Inc. (b)                            28,666
   1,561   Ingram Micro, Inc., Class A (b)            27,755
   2,832   KEMET Corp. (b)                            14,755
     563   National Instruments Corp.                 15,122
     249   Tech Data Corp. (b)                         8,561
   4,114   Vishay Intertechnology, Inc. (b)           43,156
                                               -------------
                                                     211,148
                                               -------------
           ENERGY EQUIPMENT &
              SERVICES--4.5%
     975   Cameron International Corp. (b)            39,254
     574   Exterran Holdings, Inc. (b)                37,448
     828   FMC Technologies, Inc. (b)                 39,876
     507   Grant Prideco, Inc. (b)                    25,238
   1,171   Helmerich & Payne, Inc.                    45,927
   2,405   Patterson-UTI Energy, Inc.                 47,089
   1,108   Pride International, Inc. (b)              35,135


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           ENERGY EQUIPMENT & SERVICES
              (CONTINUED)
   1,091   Superior Energy Services, Inc. (b) $       43,738
     856   Tidewater, Inc.                            45,334
                                               -------------
                                                     359,039
                                               -------------
           FOOD & STAPLES RETAILING--0.7%
   1,110   BJ's Wholesale Club, Inc. (b)              36,009
     542   Ruddick Corp.                              18,471
                                               -------------
                                                      54,480
                                               -------------
           FOOD PRODUCTS--1.3%
   1,022   Corn Products International, Inc.          34,544
     928   Hormel Foods Corp.                         35,951
     365   J.M. Smucker (The) Co.                     17,056
     236   Lancaster Colony Corp.                      8,227
     325   Smithfield Foods, Inc. (b)                  9,051
                                               -------------
                                                     104,829
                                               -------------
           GAS UTILITIES--1.2%
     499   AGL Resources, Inc.                        18,887
     438   Energen Corp.                              27,550
     176   Equitable Resources, Inc.                   9,812
     201   National Fuel Gas Co.                       8,665
     860   WGL Holdings, Inc.                         27,727
                                               -------------
                                                      92,641
                                               -------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES--2.8%
     387   Beckman Coulter, Inc.                      25,736
     626   DENTSPLY International, Inc.               25,860
     204   Edwards Lifesciences Corp. (b)              9,439
     149   Gen-Probe, Inc. (b)                         8,515
     168   Hillenbrand Industries, Inc.                8,689
     684   Hologic, Inc. (b)                          44,022
     145   Intuitive Surgical, Inc. (b)               36,830
     526   Kinetic Concepts, Inc. (b)                 26,184
     536   ResMed Inc. (b)                            24,967
     651   STERIS Corp.                               16,132
                                               -------------
                                                     226,374
                                               -------------
           HEALTH CARE PROVIDERS &
              SERVICES--3.7%
   1,273   Community Health Systems, Inc. (b)         40,863
     389   Health Net, Inc. (b)                       18,085
     612   Henry Schein, Inc. (b)                     35,576
   1,503   Kindred Healthcare, Inc. (b)               41,393
   1,263   LifePoint Hospitals, Inc. (b)              34,101
     267   Lincare Holdings, Inc. (b)                  8,920
     823   Omnicare, Inc.                             18,221
     289   Psychiatric Solutions, Inc. (b)             8,719
     550   Universal Health Services, Inc.,
              Class B                                 25,922
     849   VCA Antech, Inc. (b)                       32,822
     664   WellCare Health Plans, Inc. (b)            31,201
                                               -------------
                                                     295,823
                                               -------------



                  See Notes to Financial Statements                     Page 45

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           HEALTH CARE TECHNOLOGY--0.2%
     333   Cerner Corp. (b)                   $       17,449
                                               -------------
           HOTELS, RESTAURANTS &
              LEISURE--2.7%
   1,743   Bob Evans Farms, Inc.                      51,838
     276   Boyd Gaming Corp.                           7,377
   1,920   Brinker International, Inc.                35,731
     290   CBRL Group, Inc.                            9,068
     792   Cheesecake Factory (The), Inc. (b)         17,305
     319   Chipotle Mexican Grill, Inc. (b)           38,835
     189   LIFE TIME FITNESS, Inc. (b)                 8,380
   4,814   Ruby Tuesday, Inc.                         37,020
     282   Scientific Games Corp., Class A (b)         6,712
                                               -------------
                                                     212,266
                                               -------------
           HOUSEHOLD DURABLES--1.3%
   1,850   American Greetings Corp., Class A          37,962
     631   Mohawk Industries, Inc. (b)                50,430
      18   NVR, Inc. (b)                              11,367
                                               -------------
                                                      99,759
                                               -------------
           HOUSEHOLD PRODUCTS--0.8%
     694   Church & Dwight Co., Inc.                  36,934
     251   Energizer Holdings, Inc. (b)               23,499
                                               -------------
                                                      60,433
                                               -------------
           INDUSTRIAL CONGLOMERATES--0.4%
   1,014   Carlisle Cos., Inc.                        33,766
                                               -------------
           INSURANCE--4.8%
     975   American Financial Group, Inc.             27,037
     783   Commerce Group (The), Inc.                 28,305
     468   Everest Re Group Ltd.                      47,591
   2,570   Fidelity National Financial, Inc.,
              Class A                                 50,603
     825   First American Corp.                       35,929
     410   Hanover Insurance Group, Inc.              18,676
   1,309   HCC Insurance Holdings, Inc.               36,469
     991   Horace Mann Educators Corp.                18,205
     565   Mercury General Corp.                      27,171
   1,828   Old Republic International Corp.           27,292
     458   Protective Life Corp.                      18,201
     559   StanCorp Financial Group, Inc.             27,508
     196   Unitrin, Inc.                               8,065
     315   W.R. Berkley Corp.                          9,532
                                               -------------
                                                     380,584
                                               -------------
           INTERNET & CATALOG RETAIL--0.6%
   1,763   Netflix, Inc. (b)                          44,339
                                               -------------
           IT SERVICES--2.4%
   2,401   Acxiom Corp.                               25,475
     250   Alliance Data Systems Corp. (b)            12,643
   1,275   CSG Systems International, Inc. (b)        16,269
     114   DST Systems, Inc. (b)                       8,151
     605   Global Payments, Inc.                      22,627


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           IT SERVICES (CONTINUED)
   1,610   Metavante Technologies, Inc. (b)   $       35,661
     611   MoneyGram International, Inc.               3,263
   3,432   MPS Group, Inc. (b)                        34,492
   1,275   SRA International, Inc., Class A (b)       34,972
                                               -------------
                                                     193,553
                                               -------------
           LEISURE EQUIPMENT &
              PRODUCTS--0.2%
   1,077   Callaway Golf Co.                          19,300
                                               -------------
           LIFE SCIENCES TOOLS &
              SERVICES--2.8%
     571   Charles River Laboratories
              International, Inc. (b)                 35,459
     434   Covance, Inc. (b)                          36,091
     402   Invitrogen Corp. (b)                       34,439
     698   Pharmaceutical Product
              Development, Inc.                       30,265
     284   Techne Corp. (b)                           18,460
     575   Varian, Inc. (b)                           31,194
     430   Ventana Medical Systems, Inc. (b)          38,292
                                               -------------
                                                     224,200
                                               -------------
           MACHINERY--6.2%
     690   AGCO Corp. (b)                             41,552
     438   Crane Co.                                  17,901
   1,012   Donaldson Co., Inc.                        42,403
   1,673   Federal Signal Corp.                       19,390
     488   Flowserve Corp.                            40,075
     733   Harsco Corp.                               41,722
     520   IDEX Corp.                                 16,240
     571   Joy Global, Inc.                           36,002
     744   Kennametal, Inc.                           22,789
     264   Lincoln Electric Holdings, Inc.            16,276
     486   Nordson Corp.                              24,242
     397   Oshkosh Truck Corp.                        18,167
     539   Pentair, Inc.                              17,119
     456   SPX Corp.                                  45,873
     857   Timken (The) Co.                           25,907
   1,691   Trinity Industries, Inc.                   47,888
     545   Wabtec Corp.                               18,743
                                               -------------
                                                     492,289
                                               -------------
           MARINE--0.1%
     182   Alexander & Baldwin, Inc.                   8,306
                                               -------------

           MEDIA--2.7%
   2,153   Belo Corp., Class A                        35,761
   1,628   Harte-Hanks, Inc.                          26,081
     438   John Wiley & Sons, Inc., Class A           17,266
   3,204   Lee Enterprises, Inc.                      38,255
   1,767   Media General, Inc., Class A               33,608
   1,076   Scholastic Corp. (b)                       36,875
   3,212   Valassis Communications, Inc. (b)          30,707
                                               -------------
                                                     218,553
                                               -------------


Page 46                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           METALS & MINING--2.7%
     624   Carpenter Technology Corp.         $       38,463
     466   Cleveland-Cliffs, Inc.                     47,458
     638   Commercial Metals Co.                      18,087
     866   Reliance Steel & Aluminum Co.              42,616
     788   Steel Dynamics, Inc.                       41,094
   1,575   Worthington Industries, Inc.               25,814
                                               -------------
                                                     213,532
                                               -------------
           MULTILINE RETAIL--0.4%
   1,809   Saks, Inc. (b)                             32,652
                                               -------------
           MULTI-UTILITIES--3.6%
   1,154   Alliant Energy Corp.                       42,583
     639   Black Hills Corp.                          24,755
   1,035   Energy East Corp.                          26,134
   1,020   MDU Resources Group, Inc.                  26,438
     518   NSTAR                                      16,799
     776   OGE Energy Corp.                           25,398
   1,313   PNM Resources, Inc.                        25,367
   1,027   Puget Energy, Inc.                         26,856
     668   SCANA Corp.                                24,910
     971   Vectren Corp.                              26,654
     385   Wisconsin Energy Corp.                     17,529
                                               -------------
                                                     283,423
                                               -------------
           OFFICE ELECTRONICS--0.1%
     271   Zebra Technologies Corp.,
              Class A (b)                              8,322
                                               -------------
           OIL, GAS & CONSUMABLE
              FUELS--4.3%
     627   Arch Coal, Inc.                            27,588
     224   Bill Barrett Corp. (b)                      9,356
     221   Cimarex Energy Co.                          9,019
   1,262   Denbury Resources, Inc. (b)                31,929
     844   Encore Acquisition Co. (b)                 27,514
     369   Forest Oil Corp. (b)                       16,686
     463   Frontier Oil Corp.                         16,330
     356   Newfield Exploration Co. (b)               17,757
     631   Overseas Shipholding Group, Inc.           41,154
     384   Pioneer Natural Resources Co.              16,090
     695   Plains Exploration & Production Co. (b)    33,805
     788   Quicksilver Resources, Inc. (b)            44,782
     842   Southwestern Energy Co. (b)                47,076
                                               -------------
                                                     339,086
                                               -------------
           PERSONAL PRODUCTS--0.3%
     765   Alberto-Culver Co.                         20,494
                                               -------------
           PHARMACEUTICALS--0.9%
   1,565   Par Pharmaceutical Cos., Inc. (b)          30,017
   1,341   Perrigo Co.                                41,356
                                               -------------
                                                      71,373
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           REAL ESTATE INVESTMENT
              TRUSTS--0.5%
     291   Hospitality Properties Trust     $          9,879
     422   Potlatch Corp.                             18,117
     199   Rayonier, Inc.                              8,422
                                               -------------
                                                      36,418
                                               -------------
           ROAD & RAIL--2.9%
   2,888   Avis Budget Group, Inc. (b)                38,555
     904   Con-way, Inc.                              44,016
     681   J.B. Hunt Transport Services, Inc.         21,179
     547   Kansas City Southern (b)                   19,626
   2,756   Werner Enterprises, Inc.                   56,139
   2,747   YRC Worldwide, Inc. (b)                    50,298
                                               -------------
                                                     229,813
                                               -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT--1.6%
   1,303   Cypress Semiconductor Corp. (b)            27,689
     651   Fairchild Semiconductor
              International, Inc. (b)                  7,975
     276   International Rectifier Corp. (b)           7,681
     767   Intersil Corp., Class A                    17,664
   1,086   Lam Research Corp. (b)                     41,691
   8,220   RF Micro Devices, Inc. (b)                 26,551
                                               -------------
                                                     129,251
                                               -------------
           SOFTWARE--2.2%
   1,580   Activision, Inc. (b)                       40,874
     694   Advent Software, Inc. (b)                  31,341
     552   Cadence Design Systems, Inc. (b)            5,603
     386   Jack Henry & Associates, Inc.               9,488
     751   McAfee, Inc. (b)                           25,279
   1,052   Parametric Technology Corp. (b)            17,305
   1,439   Sybase, Inc. (b)                           40,609
     362   Synopsys, Inc. (b)                          7,971
                                               -------------
                                                     178,470
                                               -------------
           SPECIALTY RETAIL--6.5%
     741   Advance Auto Parts, Inc.                   26,439
   1,417   Aeropostale, Inc. (b)                      39,917
   1,836   AnnTaylor Stores Corp. (b)                 46,175
     817   Barnes & Noble, Inc.                       27,737
     475   CarMax, Inc. (b)                           10,593
   8,676   Charming Shoppes, Inc. (b)                 55,961
   4,210   Coldwater Creek, Inc. (b)                  27,070
   2,699   Collective Brands, Inc. (b)                47,556
   1,015   Dick's Sporting Goods, Inc. (b)            33,038
   2,062   Foot Locker, Inc.                          28,229
     248   Guess?, Inc.                                9,253
     289   O'Reilly Automotive, Inc. (b)               8,505
   1,596   PetSmart, Inc.                             36,501
   3,233   Rent-A-Center, Inc. (b)                    55,285
     734   Ross Stores, Inc.                          21,396
   1,377   Urban Outfitters, Inc. (b)                 39,933
                                               -------------
                                                     513,588
                                               -------------


                  See Notes to Financial Statements                     Page 47

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           TEXTILES, APPAREL & LUXURY
              GOODS--1.1%
     691   Hanesbrands, Inc. (b)              $       17,697
   1,019   Phillips-Van Heusen Corp.                  42,940
     809   Warnaco Group (The), Inc. (b)              29,035
                                               -------------
                                                      89,672
                                               -------------
           THRIFTS & MORTGAGE FINANCE--1.2%
     780   First Niagara Financial Group, Inc.         9,922
   6,311   IndyMac Bancorp, Inc.                      51,560
   3,534   PMI Group (The), Inc.                      33,573
                                               -------------
                                                      95,055
                                               -------------
           TOBACCO--0.2%
     367   Universal Corp.                            18,280
                                               -------------
           TRADING COMPANIES &
              DISTRIBUTORS--1.3%
     232   Fastenal Co.                                9,375
   1,024   GATX Corp.                                 38,502
     232   MSC Industrial Direct Co., Inc.,
              Class A                                  9,528
   2,557   United Rentals, Inc. (b)                   46,666
                                               -------------
                                                     104,071
                                               -------------
           WIRELESS TELECOMMUNICATION
              SERVICES--0.2%
     300   Telephone and Data Systems, Inc.           15,822
                                               -------------

           TOTAL COMMON STOCKS --100.0%
           (Cost $8,527,752)                       7,961,987

           MONEY MARKET FUND--0.6%
  47,860   J.p. Morgan Institutional Treasury
              MONEY MARKET FUND--2.03% (c)
           (Cost $47,860)                             47,860
                                               -------------

           TOTAL INVESTMENTS--100.6%
           (Cost $8,575,612)                       8,009,847
           NET OTHER ASSETS And
              LIABILITIES--(0.6%)                    (48,525)
                                               -------------
           NET ASSETS--100.0%                  $   7,961,322
                                               =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.


Page 48                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS--99.8%
           AEROSPACE & DEFENSE--2.2%
     782   AAR Corp. (b)                      $       23,038
     438   Applied Signal Technology, Inc.             5,852
     607   Cubic Corp.                                16,304
     474   Curtiss-Wright Corp.                       19,766
     460   Esterline Technologies Corp. (b)           21,431
   1,020   GenCorp, Inc. (b)                          11,975
     519   Moog, Inc., Class A (b)                    23,894
     446   Teledyne Technologies, Inc. (b)            23,027
     361   Triumph Group, Inc.                        19,494
                                               -------------
                                                     164,781
                                               -------------
           AIR FREIGHT & LOGISTICS--0.2%
     191   Forward Air Corp.                           5,921
     224   Hub Group, Inc., Class A (b)                6,525
                                               -------------
                                                      12,446
                                               -------------
           AIRLINES--0.8%
   3,393   Frontier Airlines Holdings, Inc. (b)       10,179
   7,701   Mesa Air Group, Inc. (b)                   27,030
     886   Skywest, Inc.                              23,054
                                               -------------
                                                      60,263
                                               -------------
           AUTO COMPONENTS--0.7%
   2,336   Spartan Motors, Inc.                       20,954
   2,916   Standard Motor Products, Inc.              24,086
     327   Superior Industries International, Inc.     5,958
                                               -------------
                                                      50,998
                                               -------------
           AUTOMOBILES--0.3%
   1,340   Monaco Coach Corp.                         13,628
     566   Winnebago Industries, Inc.                 11,920
                                               -------------
                                                      25,548
                                               -------------
           BEVERAGES--0.1%
     158   Boston Beer (The) Co., Inc.,
              Class A (b)                              5,615
                                               -------------
           BIOTECHNOLOGY--1.0%
     690   LifeCell Corp. (b)                         27,261
     603   Martek Biosciences Corp. (b)               17,186
     739   Regeneron Pharmaceuticals, Inc. (b)        14,987
     777   Savient Pharmaceuticals, Inc. (b)          15,035
                                               -------------
                                                      74,469
                                               -------------
           BUILDING PRODUCTS--1.6%
   1,043   Apogee Enterprises, Inc.                   18,200
     772   Gibraltar Industries, Inc.                 10,190
   1,911   Griffon Corp. (b)                          20,830
     144   Lennox International, Inc.                  5,351
   1,033   NCI Building Systems, Inc. (b)             29,709
   1,010   Universal Forest Products, Inc.            36,563
                                               -------------
                                                     120,843
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           CAPITAL MARKETS--1.3%
     500   Investment Technology Group,
              Inc. (b)                        $       23,485
     880   optionsXpress Holdings, Inc.               23,865
     385   Piper Jaffray Cos., Inc. (b)               18,241
     939   SWS Group, Inc.                            14,414
   1,675   TradeStation Group, Inc. (b)               18,258
                                               -------------
                                                      98,263
                                               -------------
           CHEMICALS--1.6%
     276   A. Schulman, Inc.                           5,628
   3,595   Georgia Gulf Corp.                         28,041
   1,060   H.B. Fuller Co.                            22,006
   1,601   Material Sciences Corp. (b)                10,374
     697   Penford Corp.                              15,592
   2,712   PolyOne Corp. (b)                          16,706
     542   Quaker Chemical Corp.                      10,840
   2,063   Tronox, Inc., Class B                      15,101
                                               -------------
                                                     124,288
                                               -------------
           COMMERCIAL BANKS--4.1%
     306   Alabama National BanCorporation            23,945
     659   Boston Private Financial Holdings,
              Inc.                                    15,045
     855   Cascade Bancorp                            11,030
   1,289   Central Pacific Financial Corp.            24,491
     299   Community Bank System, Inc.                 6,524
     491   East West Bancorp, Inc.                    11,813
   2,448   First BanCorp                              23,403
     559   First Commonwealth Financial Corp.          6,484
     320   Frontier Financial Corp.                    6,515
     317   Glacier Bancorp, Inc.                       5,899
   2,761   Hanmi Financial Corp.                      23,745
     364   PrivateBancorp, Inc.                       13,395
     202   Prosperity Bancshares, Inc.                 5,808
     556   Provident Bankshares Corp.                 11,526
     529   Signature Bank (b)                         17,727
     381   South Financial Group (The), Inc.           6,584
   1,063   Sterling Financial Corp.                   18,911
     323   Susquehanna Bancshares, Inc.                6,854
     310   UMB Financial Corp.                        13,060
     776   Umpqua Holdings Corp.                      12,726
     212   United Bankshares, Inc.                     6,818
     753   United Community Banks, Inc.               14,540
     455   Whitney Holding Corp.                      12,212
     359   Wintrust Financial Corp.                   13,656
                                               -------------
                                                     312,711
                                               -------------
           COMMERCIAL SERVICES &
              SUPPLIES--5.1%
   1,167   ABM Industries, Inc.                       24,180
     210   Administaff, Inc.                           6,302
     934   Angelica Corp.                             16,158
   1,352   Bowne & Co., Inc.                          16,630
     736   CDI Corp.                                  14,315
     498   Consolidated Graphics., Inc. (b)           25,054
     476   G&K Services, Inc., Class A                19,026


                       See Notes to Financial Statements                Page 49

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL SERVICES &
              SUPPLIES (CONTINUED)
   1,124   Healthcare Services Group, Inc.    $       27,268
     481   Heidrick & Struggles International,
              Inc.                                    13,218
   1,094   Interface, Inc., Class A                   17,460
     963   Mobile Mini, Inc. (b)                      14,638
   2,546   On Assignment, Inc. (b)                    14,156
     517   School Specialty, Inc. (b)                 16,782
   4,086   Spherion Corp. (b)                         27,294
     830   Tetra Tech, Inc. (b)                       16,343
   1,643   TrueBlue, Inc. (b)                         23,446
     386   United Stationers, Inc. (b)                21,330
     565   Viad Corp.                                 15,114
   1,303   Volt Information Sciences, Inc. (b)        24,327
     578   Waste Connections, Inc. (b)                16,854
     385   Watson Wyatt Worldwide, Inc.,
              Class A                                 18,923
                                               -------------
                                                     388,818
                                               -------------
           COMMUNICATIONS
              EQUIPMENT--2.1%
   2,980   Arris Group, Inc. (b)                      26,195
     406   Bel Fuse, Inc., Class B                    10,994
     493   Black Box Corp.                            16,397
     724   Blue Coat Systems, Inc. (b)                19,454
     441   Comtech Telecommunications
              Corp. (b)                               19,757
   1,258   Digi International, Inc. (b)               14,731
     834   NETGEAR, Inc. (b)                          22,234
   1,413   Network Equipment Technologies,
              Inc. (b)                                10,513
   1,484   Tollgrade Communications, Inc. (b)          9,008
     518   ViaSat, Inc. (b)                           10,759
                                               -------------
                                                     160,042
                                               -------------
           COMPUTERS & PERIPHERALS--0.7%
     904   Hutchinson Technology, Inc. (b)            14,256
     409   Intevac, Inc. (b)                           4,454
     734   Novatel Wireless, Inc. (b)                 11,744
     691   Stratasys, Inc. (b)                        15,271
     434   Synaptics, Inc. (b)                        11,501
                                               -------------
                                                      57,226
                                               -------------
           CONSTRUCTION &
              ENGINEERING--0.5%
     504   EMCOR Group, Inc. (b)                      11,053
     492   Shaw Group (The), Inc. (b)                 27,798
                                               -------------
                                                      38,851
                                               -------------
           CONSTRUCTION MATERIALS--0.1%
      85   Texas Industries, Inc.                      4,817
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           CONSUMER FINANCE--0.4%
     553   Cash America International, Inc.   $       17,979
   2,394   Rewards Network, Inc. (b)                  11,778
                                               -------------
                                                      29,757
                                               -------------
           CONTAINERS & PACKAGING--1.0%
     727   AptarGroup, Inc.                           27,423
   2,292   Chesapeake Corp. (b)                       10,176
     822   Myers Industries, Inc.                      9,659
     936   Rock-Tenn Co., Class A                     26,760
                                               -------------
                                                      74,018
                                               -------------
           DISTRIBUTORS--0.9%
     480   Audiovox Corp., Class A (b)                 4,925
   5,379   Building Materials Holding Corp.           36,631
   1,415   LKQ Corp. (b)                              25,314
                                               -------------
                                                      66,870
                                               -------------
           DIVERSIFIED CONSUMER
              SERVICES--0.5%
     172   Bright Horizons Family Solutions,
              Inc. (b)                                 7,322
     211   Coinstar, Inc. (b)                          6,488
     505   CPI Corp.                                  10,252
     215   Pre-Paid Legal Services, Inc. (b)          11,943
                                               -------------
                                                      36,005
                                               -------------
           DIVERSIFIED FINANCIAL
              SERVICES--0.1%
     267   Financial Federal Corp.                     6,419
                                               -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES--0.1%
   1,360   General Communication, Inc.,
              Class A (b)                              9,806
                                               -------------
           ELECTRIC UTILITIES--1.0%
     451   ALLETE, Inc.                               17,359
     193   Central Vermont Public Service Corp.        5,622
     856   Cleco Corp.                                22,128
     698   El Paso Electric Co. (b)                   16,354
     161   UIL Holdings Corp.                          5,498
     377   Unisource Energy Corp.                     11,076
                                               -------------
                                                      78,037
                                               -------------
           ELECTRICAL EQUIPMENT--1.7%
     679   A.O. Smith Corp.                           23,765
     264   Acuity Brands, Inc.                        12,015
     353   Baldor Electric Co.                        10,689
     134   Belden, Inc.                                5,668
     509   Brady Corp., Class A                       15,458
     529   Regal-Beloit Corp.                         20,060
   1,145   Vicor Corp.                                14,095
     438   Woodward Governor Co.                      27,497
                                               -------------
                                                     129,247
                                               -------------


Page 50                  See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           ELECTRONIC EQUIPMENT &
              INSTRUMENTS--5.6%
     287   Anixter International, Inc. (b)    $       20,107
   1,678   Benchmark Electronics, Inc. (b)            29,784
   1,937   Brightpoint, Inc. (b)                      24,639
     916   Checkpoint Systems, Inc. (b)               21,764
   2,995   CTS Corp.                                  31,746
     264   Daktronics, Inc.                            5,409
     300   Electro Scientific Industries, Inc. (b)     4,932
     219   FARO Technologies, Inc. (b)                 5,230
     950   FLIR Systems, Inc. (b)                     28,766
   1,102   Gerber Scientific, Inc. (b)                 9,720
     978   Insight Enterprises, Inc. (b)              16,890
     310   Itron, Inc. (b)                            25,544
     361   Littelfuse, Inc. (b)                       10,971
   1,477   Mercury Computer Systems, Inc. (b)         12,259
   1,086   Methode Electronics, Inc.                  13,162
     279   MTS Systems Corp.                           9,377
   1,395   Newport Corp. (b)                          14,648
     421   Park Electrochemical Corp.                  9,969
   2,789   Planar Systems, Inc. (b)                   15,786
     680   Plexus Corp. (b)                           15,361
     888   RadiSys Corp. (b)                          12,068
     274   Rogers Corp. (b)                            8,552
     919   ScanSource, Inc. (b)                       29,096
     911   SYNNEX Corp. (b)                           19,404
     208   Technitrol, Inc.                            4,713
     197   Trimble Navigation Ltd. (b)                 5,211
   2,041   TTM Technologies, Inc. (b)                 20,757
                                               -------------
                                                     425,865
                                               -------------
           ENERGY EQUIPMENT &
              SERVICES--4.6%
     297   Atwood Oceanics, Inc. (b)                  24,678
     813   Basic Energy Services, Inc. (b)            14,545
     525   Bristow Group, Inc. (b)                    26,434
     428   Dril-Quip, Inc. (b)                        20,775
     563   Gulf Island Fabrication, Inc.              14,086
     573   Helix Energy Solutions Group, Inc. (b)     21,184
     529   Hornbeck Offshore Services, Inc. (b)       20,462
   1,885   ION Geophysical Corp. (b)                  23,374
     415   Lufkin Industries, Inc.                    21,941
   1,363   Matrix Service Co. (b)                     24,561
     439   NATCO Group, Inc., Class A (b)             20,097
     353   Oceaneering International, Inc. (b)        20,326
   2,504   Pioneer Drilling Co. (b)                   26,067
     321   SEACOR Holdings, Inc. (b)                  28,311
     561   Superior Well Services, Inc. (b)           10,934
   1,146   TETRA Technologies, Inc. (b)              17,935
     318   W-H Energy Services, Inc. (b)              15,471
                                               -------------
                                                     351,181
                                               -------------
           FOOD & STAPLES RETAILING--1.6%
     664   Andersons (The), Inc.                      30,245
   1,005   Casey's General Stores, Inc.               26,130


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           FOOD & STAPLES RETAILING (CONTINUED)
     190   Great Atlantic & Pacific Tea (The)
              Co., Inc. (b)                  $         5,675
     253   Longs Drug Stores Corp.                    11,641
     169   Nash Finch Co.                              6,030
     443   Performance Food Group Co. (b)             14,012
     260   Spartan Stores, Inc.                        4,571
     938   United Natural Foods, Inc. (b)             22,493
                                               -------------
                                                     120,797
                                               -------------
           FOOD PRODUCTS--1.9%
   1,016   Flowers Foods, Inc.                        24,384
     744   Hain Celestial Group (The), Inc. (b)       20,088
     571   J & J Snack Foods Corp.                    14,281
     291   Lance, Inc.                                 5,334
     489   Ralcorp Holdings, Inc. (b)                 26,606
     881   Sanderson Farms, Inc.                      29,611
   1,035   TreeHouse Foods, Inc. (b)                  21,600
                                               -------------
                                                     141,904
                                               -------------
           GAS UTILITIES--1.1%
     636   Atmos Energy Corp.                         18,267
     347   Laclede Group (The), Inc.                  11,652
     122   Northwest Natural Gas Co.                   5,775
     227   Piedmont Natural Gas Co., Inc.              5,691
     165   South Jersey Industries, Inc.               5,780
     405   Southern Union Co.                         11,008
     599   Southwest Gas Corp.                        17,101
     218   UGI Corp.                                   5,803
                                               -------------
                                                      81,077
                                               -------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES--3.6%
     411   American Medical Systems
              Holdings, Inc. (b)                       5,873
     176   Analogic Corp.                             10,395
     248   ArthroCare Corp. (b)                        9,927
     257   CONMED Corp. (b)                            6,245
     163   Datascope Corp.                             5,284
     298   Greatbatch, Inc. (b)                        6,729
     378   Haemonetics Corp. (b)                      22,620
     406   IDEXX Laboratories, Inc. (b)               22,886
     525   Immucor, Inc. (b)                          15,141
     284   Integra LifeSciences Holdings (b)          11,814
     398   Kensey Nash Corp. (b)                      10,806
     593   Meridian Bioscience, Inc.                  18,626
   1,284   Merit Medical Systems, Inc. (b)            20,647
   1,224   Possis Medical, Inc. (b)                   17,112
     454   Respironics, Inc. (b)                      29,742
     329   SurModics, Inc. (b)                        14,364
     683   Symmetry Medical, Inc. (b)                 12,431
   8,309   Theragenics Corp. (b)                      32,155
     116   Vital Signs, Inc.                           5,626
                                               -------------
                                                     278,423
                                               -------------


                  See Notes to Financial Statements                     Page 51

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS &
              SERVICES--4.3%
     613   Amedisys, Inc. (b)                 $       26,132
     816   AMERIGROUP Corp. (b)                       30,615
     346   AMN Healthcare Services, Inc. (b)           5,405
     879   AmSurg Corp. (b)                           22,643
   1,084   Centene Corp. (b)                          25,951
     213   Chemed Corp.                               10,912
     836   Cross Country Healthcare, Inc. (b)         10,559
     312   Gentiva Health Services, Inc. (b)           5,766
     912   HealthExtras, Inc. (b)                     25,217
     509   Healthways, Inc. (b)                       28,656
     192   inVentiv Health, Inc. (b)                   6,315
     953   LHC Group, Inc. (b)                        21,976
     250   Matria Healthcare, Inc. (b)                 7,215
     484   MedCath Corp. (b)                          12,042
     769   Molina Healthcare, Inc. (b)                26,230
   1,076   Odyssey HealthCare, Inc. (b)                9,480
     262   Pediatrix Medical Group, Inc. (b)          17,840
     912   PSS World Medical, Inc. (b)                15,768
     236   Res-Care, Inc. (b)                          5,279
     425   Sierra Health Services, Inc. (b)           18,267
                                               -------------
                                                     332,268
                                               -------------
           HEALTH CARE TECHNOLOGY--0.5%
     884   Omnicell, Inc. (b)                         22,170
   1,094   Phase Forward, Inc. (b)                    18,872
                                               -------------
                                                      41,042
                                               -------------
           HOTELS, RESTAURANTS &
              LEISURE--3.7%
     512   Buffalo Wild Wings, Inc. (b)               12,887
     764   California Pizza Kitchen, Inc. (b)         10,261
     901   CKE Restaurants, Inc.                      11,821
     462   Jack in the Box, Inc. (b)                  13,504
   1,510   Landry's Restaurants, Inc.                 30,971
   1,155   Marcus (The) Corp.                         20,455
   2,140   Multimedia Games, Inc. (b)                 16,542
   1,589   O'Charley's, Inc.                          22,039
     166   Panera Bread Co., Class A (b)               6,271
     262   Papa John's International, Inc. (b)         6,626
     819   Peet's Coffee & Tea, Inc. (b)              17,969
     558   Red Robin Gourmet Burgers,
              Inc. (b)                                19,463
   2,662   Ruth's Chris Steak House, Inc. (b)         22,041
     543   Sonic Corp. (b)                            12,044
   2,183   Steak n Shake (The) Co. (b)                19,079
   1,076   Texas Roadhouse, Inc.
              (Class A) (b)                           12,987
     812   WMS Industries, Inc. (b)                   30,370
                                               -------------
                                                     285,330
                                               -------------
           HOUSEHOLD DURABLES--1.0%
     626   Ethan Allen Interiors, Inc.                19,375
     750   La-Z-Boy, Inc.                              5,715
     452   National Presto Industries, Inc.           25,334


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           HOUSEHOLD DURABLES (CONTINUED)
     727   Russ Berrie and Co., Inc. (b)      $       10,491
     712   Universal Electronics, Inc. (b)            16,953
                                               -------------
                                                      77,868
                                               -------------
           HOUSEHOLD PRODUCTS--0.6%
   5,549   Central Garden & Pet Co., Class A (b)      27,579
     470   WD-40 Co.                                  15,867
                                               -------------
                                                      43,446
                                               -------------
           INDUSTRIAL CONGLOMERATES--0.5%
   1,364   Standex International Corp.                24,812
     740   Tredegar Corp.                             10,256
                                               -------------
                                                      35,068
                                               -------------
           INSURANCE--3.6%
     337   Delphi Financial Group, Inc.,
              Class A                                 10,575
     147   Hilb Rogal & Hobbs Co.                      5,318
     711   LandAmerica Financial Group, Inc.          37,086
     458   Navigators Group (The), Inc. (b)           26,440
     302   Philadelphia Consolidated Holding
              Corp. (b)                               10,812
   1,019   Presidential Life Corp.                    18,688
     217   ProAssurance Corp. (b)                     12,521
     419   RLI Corp.                                  23,632
     812   Safety Insurance Group, Inc.               31,684
     217   SCPIE Holdings, Inc. (b)                    5,681
   1,035   Selective Insurance Group, Inc.            24,747
     456   Stewart Information Services Corp.         15,609
     712   Tower Group, Inc.                          20,805
     818   United Fire & Casualty Co.                 27,305
     133   Zenith National Insurance Corp.             5,296
                                               -------------
                                                     276,199
                                               -------------
           INTERNET & CATALOG RETAIL--0.3%
     175   Blue Nile, Inc. (b)                         9,669
     983   PetMed Express, Inc. (b)                   12,140
                                               -------------
                                                      21,809
                                               -------------
           INTERNET SOFTWARE &
              SERVICES--0.5%
     371   Bankrate, Inc. (b)                         20,119
     178   DealerTrack Holdings, Inc. (b)              4,799
     373   Knot (The), Inc. (b)                        5,461
     378   Perficient, Inc. (b)                        5,250
                                               -------------
                                                      35,629
                                               -------------
           IT SERVICES--2.2%
     266   CACI International Inc., Class A (b)       11,595
   3,895   CIBER, Inc. (b)                            18,774
   1,674   Cybersource Corp. (b)                      28,040
   3,868   Gevity HR, Inc.                            27,153
     679   ManTech International Corp.,
              Class A (b)                             27,771
     154   MAXIMUS, Inc.                               5,433


Page 52                  See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           IT SERVICES (CONTINUED)
     433   SI International, Inc. (b)         $       11,834
     639   StarTek, Inc. (b)                           5,527
   1,322   Sykes Enterprises, Inc. (b)                20,874
     335   Wright Express Corp. (b)                   10,030
                                               -------------
                                                     167,031
                                               -------------
           LEISURE EQUIPMENT &
              PRODUCTS--1.6%
   2,491   Arctic Cat, Inc.                           23,042
   1,260   JAKKS Pacific, Inc. (b)                    29,686
   1,535   MarineMax, Inc. (b)                        23,746
   3,680   Nautilus, Inc.                             17,112
     249   Polaris Industries, Inc.                   10,817
     636   RC2 Corp. (b)                              11,944
     718   Sturm, Ruger & Co., Inc. (b)                6,440
                                               -------------
                                                     122,787
                                               -------------
           LIFE SCIENCES TOOLS &
              SERVICES--1.5%
     215   Dionex Corp. (b)                           15,072
     934   Enzo Biochem, Inc. (b)                      8,724
     608   Kendle International, Inc. (b)             25,773
     616   PAREXEL International Corp. (b)            33,516
     759   Pharmanet Development Group,
              Inc. (b)                                30,937
                                               -------------
                                                     114,022
                                               -------------
           MACHINERY--3.7%
     481   Albany International Corp.,
              Class A                                 16,840
     320   Astec Industries, Inc. (b)                  9,878
     178   Barnes Group, Inc.                          4,744
     640   Cascade Corp.                              33,037
     313   CLARCOR, Inc.                              11,741
     194   EnPro Industries, Inc. (b)                  5,820
     901   Gardner Denver, Inc. (b)                   29,228
     327   Kaydon Corp.                               14,287
     421   Lindsay Corp.                              25,689
   2,262   Lydall, Inc. (b)                           20,539
     821   Mueller Industries, Inc.                   22,988
     393   Robbins & Myers, Inc.                      26,048
     219   Toro (The) Co.                             10,805
     267   Valmont Industries, Inc.                   22,348
   1,547   Wabash National Corp.                      14,217
     599   Watts Water Technologies, Inc.,
              Class A                                 17,784
                                               -------------
                                                     285,993
                                               -------------
           MARINE--0.3%
     512   Kirby Corp. (b)                            23,542
                                               -------------
           MEDIA--0.1%
     410   Live Nation, Inc. (b)                       4,469
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           METALS & MINING--1.4%
     875   A.M. Castle & Co.                  $       18,533
     826   AMCOL International Corp.                  20,254
     482   Brush Engineered Materials,
              Inc. (b)                                13,795
     441   Century Aluminum Co. (b)                   22,927
     458   Quanex Corp.                               24,003
      86   RTI International Metals, Inc. (b)          4,752
                                               -------------
                                                     104,264
                                               -------------
           MULTILINE RETAIL--0.8%
   3,089   Fred's, Inc.                               29,129
   5,867   Tuesday Morning Corp.                      35,437
                                               -------------
                                                      64,566
                                               -------------
           MULTI-UTILITIES--0.3%
     552   Avista Corp.                               11,122
     267   CH Energy Group, Inc.                      10,304
                                               -------------
                                                      21,426
                                               -------------
           OIL, GAS & CONSUMABLE
              FUELS--1.5%
     295   Cabot Oil & Gas Corp.                      11,414
     273   Penn Virginia Corp.                        11,633
     302   Petroleum Development Corp. (b)            17,365
     462   St. Mary Land & Exploration Co.            16,276
     634   Stone Energy Corp. (b)                     25,994
     676   Swift Energy Co. (b)                       29,169
     205   World Fuel Services Corp.                   5,424
                                               -------------
                                                     117,275
                                               -------------
           PAPER & FOREST PRODUCTS--0.9%
   1,904   Buckeye Technologies, Inc. (b)             25,038
     612   Neenah Paper, Inc.                         16,585
     230   Schweitzer-Mauduit International,
              Inc.                                     5,483
   2,647   Wausau Paper Corp.                         23,691
                                               -------------
                                                      70,797
                                               -------------
           PERSONAL PRODUCTS--0.3%
     315   Chattem, Inc. (b)                          24,167
                                               -------------
           PHARMACEUTICALS--1.3%
   1,181   Alpharma, Inc., Class A (b)                24,234
     302   Bradley Pharmaceuticals,
              Inc. (b)                                 6,007
   3,775   Salix Pharmaceuticals, Ltd. (b)            26,236
     291   Sciele Pharma, Inc. (b)                     6,961
   3,746   ViroPharma, Inc. (b)                       33,189
                                               -------------
                                                      96,627
                                               -------------
           REAL ESTATE INVESTMENT
              TRUSTS--1.2%
   1,314   Colonial Properties Trust                  32,376
     253   Entertainment Properties Trust             12,524
     416   Extra Space Storage, Inc.                   6,298




                  See Notes to Financial Statements                     Page 53

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           REAL ESTATE INVESTMENT TRUSTS
              (CONTINUED)
     237   LTC Properties, Inc.              $         6,174
   1,751   Medical Properties Trust, Inc.             22,133
     254   National Retail Properties, Inc.            5,771
     262   Senior Housing Properties Trust             5,866
                                               -------------
                                                      91,142
                                               -------------
           ROAD & RAIL--1.3%
   1,356   Arkansas Best Corp.                        41,752
     420   Heartland Express, Inc.                     6,825
     282   Landstar System, Inc.                      14,108
   1,287   Old Dominion Freight Line, Inc. (b)        37,516
                                               -------------
                                                     100,201
                                               -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT--3.7%
   2,274   Advanced Energy Industries, Inc. (b)       24,582
     594   AMIS Holdings, Inc. (b)                     4,342
     553   ATMI, Inc. (b)                             14,544
   2,587   Axcelis Technologies, Inc. (b)             10,322
   1,351   Brooks Automation, Inc. (b)                16,604
     166   Cabot Microelectronics Corp. (b)            5,740
     389   Cohu, Inc.                                  5,816
     458   Cymer, Inc. (b)                            12,371
     594   Diodes, Inc. (b)                           13,751
     240   FEI Co. (b)                                 5,438
   1,883   Kopin Corp. (b)                             6,346
   2,112   Micrel, Inc.                               12,883
     269   Microsemi Corp. (b)                         6,112
   1,554   MKS Instruments, Inc. (b)                  28,904
   1,591   Pericom Semiconductor Corp. (b)            21,574
   2,385   Photronics, Inc. (b)                       29,072
   2,102   Rudolph Technologies, Inc. (b)             21,546
   1,400   Skyworks Solutions, Inc. (b)               11,270
     457   Standard Microsystems Corp. (b)            13,673
     190   Supertex, Inc. (b)                          3,747
     322   Varian Semiconductor Equipment
              Associates, Inc. (b)                    10,372
                                               -------------
                                                     279,009
                                               -------------
           SOFTWARE--3.7%
     717   ANSYS, Inc. (b)                            25,030
     849   Blackbaud, Inc.                            23,492
   1,377   Captaris, Inc. (b)                          4,640
     821   Concur Technologies, Inc. (b)              28,784
     342   EPIQ Systems, Inc. (b)                      5,045
   1,321   Informatica Corp. (b)                      25,509
   1,454   JDA Software Group, Inc. (b)               25,867
     451   Manhattan Associates, Inc. (b)             11,180
     339   MICROS Systems, Inc. (b)                   20,876
   1,386   Phoenix Technologies Ltd. (b)              21,067
     530   Progress Software Corp. (b)                15,646
   1,726   Radiant Systems, Inc. (b)                  20,988
   2,479   Secure Computing Corp. (b)                 22,187
     166   SPSS, Inc. (b)                              5,486


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           SOFTWARE (CONTINUED)
     322   Take-Two Interactive Software,
              Inc. (b)                         $       5,294
     422   THQ, Inc. (b)                               7,600
     923   Tyler Technologies, Inc. (b)               12,350
                                               -------------
                                                     281,041
                                               -------------
           SPECIALTY RETAIL--7.0%
   1,546   Aaron Rents, Inc.                          29,560
   1,238   Big 5 Sporting Goods Corp.                 14,745
   1,961   Brown Shoe Co., Inc.                       33,728
   1,579   Cabela's, Inc., Class A (b)                23,290
   1,899   Cato (The) Corp., Class A                  31,087
   1,842   Charlotte Russe Holding, Inc. (b)          33,211
     918   Children's Place Retail Stores
              (The), Inc. (b)                         17,020
  12,291   Finish Line (The), Inc., Class  A          27,532
     315   Genesco, Inc. (b)                          10,508
   1,252   Group 1 Automotive, Inc.                   33,103
     195   Gymboree (The) Corp. (b)                    7,453
   1,985   Haverty Furniture Cos., Inc.               20,307
   5,111   Hot Topic, Inc. (b)                        28,366
   1,819   Jo-Ann Stores, Inc. (b)                    23,047
     209   Jos. A. Bank Clothiers, Inc. (b)            5,693
   2,166   Lithia Motors, Inc., Class A               33,118
   1,102   Men's Wearhouse (The), Inc.                28,090
   1,555   Pep Boys-Manny, Moe & Jack (The)           16,996
   1,536   Sonic Automotive, Inc., Class A            30,797
   6,275   Stein Mart, Inc.                           40,096
     449   Tween Brands, Inc. (b)                     14,381
   1,852   Zale Corp. (b)                             30,373
                                               -------------
                                                     532,501
                                               -------------
           TEXTILES, APPAREL & LUXURY
              GOODS--2.8%
     162   Crocs, Inc. (b)                             5,636
     192   Deckers Outdoor Corp. (b)                  23,278
     709   Fossil, Inc. (b)                           24,092
     303   Iconix Brand Group, Inc. (b)                6,299
   1,319   Maidenform Brands, Inc. (b)                16,356
     941   Movado Group, Inc.                         22,791
   1,154   Oxford Industries, Inc.                    26,277
   2,080   Quiksilver, Inc. (b)                       19,822
   1,525   Skechers U.S.A., Inc., Class A (b)         30,531
     626   UniFirst Corp.                             25,566
     485   Wolverine World Wide, Inc.                 12,275
                                               -------------
                                                     212,923
                                               -------------
           THRIFTS & MORTGAGE
              FINANCE--2.4%
     253   Anchor BanCorp Wisconsin, Inc.              6,325
   3,449   BankUnited Financial Corp., Class A        20,453
   2,788   Corus Bankshares, Inc.                     35,462
     765   Downey Financial Corp.                     26,393
     664   FirstFed Financial Corp. (b)               27,855
   3,414   Flagstar Bancorp, Inc.                     28,166
   5,521   Franklin Bank Corp. (b)                    32,463



Page 54                  See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           THRIFTS & MORTGAGE
              FINANCE (CONTINUED)
     607   Triad Guaranty, Inc. (b)            $       4,243
                                               -------------
                                                     181,360
                                               -------------
           TRADING COMPANIES &
              DISTRIBUTORS--0.3%
     410   Applied Industrial Technologies, Inc.      12,378
     324   Watsco, Inc.                               11,949
                                               -------------
                                                      24,327
                                               -------------

           TOTAL COMMON STOCKS--99.8%
           (Cost $8,291,188)                       7,597,514

           MONEY MARKET FUND--0.4%
  33,342   J.P. Morgan Institutional Treasury
              Money Market Fund -- 2.03% (c)
           (Cost $33,342)                             33,342
                                               -------------

           TOTAL INVESTMENTS--100.2%
           (Cost $8,324,530)                       7,630,856
           NET OTHER ASSETS AND
              LIABILITIEs--(0.2%)                    (13,855)
                                               -------------
           NET ASSETs--100.0%                  $   7,617,001
                                               =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.


                  See Notes to Financial Statements                     Page 55

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS--99.8%
           AEROSPACE & DEFENSE--0.5%
     518   Northrop Grumman Corp.             $       41,108
                                               -------------

     762   FedEx Corp.                                71,231
     192   United Parcel Service, Inc., Class B       14,047
                                               -------------
                                                      85,278
                                               -------------
           AIRLINES--0.7%
   4,453   Southwest Airlines Co.                     52,234
                                               -------------
           BEVERAGES--0.5%
     575   Constellation Brands, Inc.,
              Class A (b)                             12,018
     526   Molson Coors Brewing Co., Class B          23,496
                                               -------------
                                                      35,514
                                               -------------
           CAPITAL MARKETS--4.4%
   2,060   American Capital Strategies Ltd.           72,450
     615   Bear Stearns (The) Cos., Inc.              55,535
  19,127   E*TRADE Financial Corp. (b)                95,061
     743   Legg Mason, Inc.                           53,496
     415   Lehman Brothers Holdings, Inc.             26,631
     253   Merrill Lynch & Co., Inc.                  14,269
     512   Morgan Stanley                             25,308
                                               -------------
                                                     342,750
                                               -------------
           CHEMICALS--3.7%
   1,145   Ashland, Inc.                              52,131
   1,722   Dow Chemical (The) Co.                     66,572
     924   E.I. du Pont de Nemours and Co.            41,746
     666   Eastman Chemical Co.                       44,003
   2,807   Hercules, Inc.                             49,207
     387   PPG Industries, Inc.                       25,577
     256   Rohm and Haas Co.                          13,658
                                               -------------
                                                     292,894
                                               -------------
           COMMERCIAL BANKS--6.9%
     885   BB&T Corp.                                 32,108
     624   Comerica, Inc.                             27,219
     540   Fifth Third Bancorp.                       14,634
   1,496   First Horizon National Corp.               32,418
   1,840   Huntington Bancshares, Inc.                24,748
   2,317   KeyCorp                                    60,590
     333   M&T Bank Corp.                             30,559
   1,538   Marshall & Ilsley Corp.                    42,910
   3,300   National City Corp.                        58,707
     207   PNC Financial Services Group, Inc.         13,583
   1,723   Regions Financial Corp.                    43,489
     435   SunTrust Banks, Inc.                       29,993
   1,428   Wachovia Corp.                             55,592
     450   Wells Fargo & Co.                          15,305
   1,163   Zions Bancorporation                       63,662
                                               -------------
                                                     545,517
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMERCIAL SERVICES &
              SUPPLIES--2.5%
   4,929   Allied Waste Industries, Inc. (b)  $       48,551
     511   Avery Dennison Corp.                       26,480
   1,212   Cintas                                     39,778
     360   R.R. Donnelley & Sons Co.                  12,560
   1,004   Robert Half International, Inc.            27,891
   1,247   Waste Management, Inc.                     40,453
                                               -------------
                                                     195,713
                                               -------------
           COMMUNICATIONS EQUIPMENT--0.4%
     566   Corning, Inc.                              13,624
   2,077   Tellabs, Inc. (b)                          14,165
                                               -------------
                                                      27,789
                                               -------------
           COMPUTERS & PERIPHERALS--0.2%
     749   Sun Microsystems, Inc. (b)                 13,108
                                               -------------
           CONSTRUCTION MATERIALS--0.7%
     687   Vulcan Materials Co.                       53,902
                                               -------------
           CONSUMER FINANCE--1.6%
   1,149   Capital One Financial Corp.                62,977
   3,602   Discover Financial Services                63,035
                                               -------------
                                                     126,012
                                               -------------
           CONTAINERS & PACKAGING--1.7%
   1,984   Bemis Co., Inc.                            53,925
   2,935   Sealed Air Corp.                           76,750
                                               -------------
                                                     130,675
                                               -------------
           DISTRIBUTORS--0.3%
     587   Genuine Parts Co.                          25,787
                                               -------------
           DIVERSIFIED FINANCIAL
              SERVICES--2.4%
     987   Bank of America Corp.                      43,773
   2,261   CIT Group, Inc.                            63,219
   1,384   Citigroup, Inc.                            39,056
     933   JPMorgan Chase & Co.                       44,364
                                               -------------
                                                     190,412
                                               -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES--2.1%
     654   AT&T, Inc.                                 25,172
   1,638   CenturyTel, Inc.                           60,459
   1,067   Citizens Communications Co.                12,238
     274   Embarq Corp.                               12,412
   5,811   Qwest Communications International,
              Inc.                                    34,169
     621   Verizon Communications, Inc.               24,120
                                               -------------
                                                     168,570
                                               -------------
           ELECTRIC UTILITIES--4.3%
     875   American Electric Power Co., Inc.          37,476
   2,693   Duke Energy Corp.                          50,251
     764   Edison International                       39,850


Page 56                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           ELECTRIC UTILITIES (CONTINUED)
     114   Entergy Corp.                      $       12,333
     375   FirstEnergy Corp.                          26,708
     201   FPL Group, Inc.                            12,960
   1,389   Pepco Holdings, Inc.                       35,364
   1,281   Pinnacle West Capital Corp.                49,216
   1,122   Progress Energy, Inc.                      50,681
     701   Southern Co.                               25,481
                                               -------------
                                                     340,320
                                               -------------
           ELECTRONIC EQUIPMENT &
              INSTRUMENTS--0.8%
   1,778   Jabil Circuit, Inc.                        23,559
   1,493   Molex, Inc.                                35,891
                                               -------------
                                                      59,450
                                               -------------
           ENERGY EQUIPMENT &
              SERVICES--2.3%
   1,139   ENSCO International, Inc.                  58,226
   2,479   Nabors Industries Ltd. (b)                 67,478
   1,721   Rowan Cos., Inc.                           58,583
                                               -------------
                                                     184,287
                                               -------------
           FOOD & STAPLES RETAILING--1.7%
   1,017   Kroger (The) Co.                           25,883
   1,191   Safeway, Inc.                              36,909
   1,448   SUPERVALU, Inc.                            43,527
     713   Walgreen Co.                               25,033
                                               -------------
                                                     131,352
                                               -------------
           FOOD PRODUCTS--1.1%
   1,142   ConAgra Foods, Inc.                        24,587
     416   Kraft Foods, Inc., Class A                 12,172
   3,544   Tyson Foods, Inc., Class A                 50,502
                                               -------------
                                                      87,261
                                               -------------
           GAS UTILITIES--0.5%
     962   Nicor, Inc.                                39,442
                                               -------------
           HOTELS, RESTAURANTS & LEISURE--1.7%
   1,221   Carnival Corp.                             54,322
     309   Starwood Hotels & Resorts
              Worldwide, Inc.                         13,982
     525   Wendy's International, Inc.                12,821
   2,306   Wyndham Worldwide Corp.                    54,329
                                               -------------
                                                     135,454
                                               -------------
           HOUSEHOLD DURABLES--3.4%
     375   Fortune Brands, Inc.                       26,220
   3,894   Leggett & Platt, Inc.                      74,063
     525   Newell Rubbermaid, Inc.                    12,663
     563   Snap-on, Inc.                              27,655
   1,121   Stanley Works (The)                        57,575
     831   Whirlpool Corp.                            70,726
                                               -------------
                                                     268,902
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           INDUSTRIAL CONGLOMERATES--0.3%
     322   3M Co.                             $       25,647
                                               -------------
           INSURANCE--8.7%
     879   ACE Ltd.                                   51,281
   1,040   Allstate (The) Corp.                       51,241
   1,054   Ambac Financial Group, Inc.                12,353
     465   American International Group, Inc.         25,649
     203   Assurant, Inc.                             13,173
   1,244   Chubb (The) Corp.                          64,427
   1,718   Cincinnati Financial Corp.                 66,212
   1,601   Genworth Financial, Inc., Class A          38,968
     467   Hartford Financial Services Group
              (The), Inc.                             37,720
     467   Lincoln National Corp.                     25,386
     809   Loews Corp.                                37,772
     513   Marsh & McLennan Cos., Inc.                14,159
   3,645   MBIA, Inc.                                 56,498
     221   MetLife, Inc.                              13,032
     449   Torchmark Corp.                            27,416
   1,262   Travelers (The) Cos., Inc.                 60,702
   1,142   Unum Group                                 25,832
   1,350   XL Capital Ltd., Class A                   60,750
                                               -------------
                                                     682,571
                                               -------------
           IT SERVICES--2.8%
     903   Affiliated Computer Services, Inc.,
              Class A (b)                             44,021
   1,098   Computer Sciences Corp. (b)                46,467
   4,125   Convergys Corp. (b)                        63,979
   3,275   Electronic Data Systems Corp.              65,828
                                               -------------
                                                     220,295
                                               -------------
           LEISURE EQUIPMENT &
              PRODUCTS--2.4%
   3,982   Brunswick Corp.                            75,618
   2,123   Hasbro, Inc.                               55,134
   2,853   Mattel, Inc.                               59,942
                                               -------------
                                                     190,694
                                               -------------
           MACHINERY--0.9%
     294   Dover Corp.                                11,866
     761   Illinois Tool Works, Inc.                  38,354
     292   Ingersoll-Rand Co., Ltd., Class A          11,540
     249   PACCAR, Inc.                               11,683
                                               -------------
                                                      73,443
                                               -------------
           MEDIA--3.7%
   1,495   CBS Corp., Class B                         37,659
     393   Clear Channel Communications, Inc.         12,069
   2,231   Comcast Corp., Class A (b)                 40,515
   1,175   DIRECTV Group (The), Inc. (b)              26,532
     302   E.W. Scripps (The) Co., Class A            12,297
   1,741   Gannett Co., Inc.                          64,417
     247   Meredith Corp.                             11,607
   4,113   Time Warner, Inc.                          64,738




                  See Notes to Financial Statements                     Page 57

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           MEDIA (CONTINUED)
     842   Walt Disney (The) Co.              $       25,201
                                               -------------
                                                     295,035
                                               -------------
           METALS & MINING--0.9%
   1,115   Alcoa, Inc.                                36,907
     471   Allegheny Technologies, Inc.               33,158
                                               -------------
                                                      70,065
                                               -------------
           MULTILINE RETAIL--5.8%
   4,246   Big Lots, Inc. (b)                         73,711
   3,616   Dillard's, Inc., Class A                   71,705
   3,531   Family Dollar Stores, Inc.                 74,257
   1,544   J. C. Penney Co., Inc.                     73,201
   2,624   Macy's, Inc.                               72,527
   1,109   Nordstrom, Inc.                            43,140
     815   Target Corp.                               45,298
                                               -------------
                                                     453,839
                                               -------------
           MULTI-UTILITIES--5.0%
     501   Ameren Corp.                               22,450
     792   CenterPoint Energy, Inc.                   12,680
     782   CMS Energy Corp.                           12,254
     834   Consolidated Edison, Inc.                  36,346
     858   Dominion Resources, Inc.                   36,894
   1,544   DTE Energy Co.                             65,851
   2,876   NiSource, Inc.                             54,615
     945   PG&E Corp.                                 38,783
     439   Sempra Energy                              24,540
   3,157   TECO Energy, Inc.                          52,627
   1,805   Xcel Energy, Inc.                          37,526
                                               -------------
                                                     394,566
                                               -------------
           OFFICE ELECTRONICS--0.5%
   2,516   Xerox Corp.                                38,746
                                               -------------
           OIL, GAS & CONSUMABLE
              FUELS--2.9%
     728   Chevron Corp.                              61,516
   1,116   Marathon Oil Corp.                         52,285
     705   Occidental Petroleum Corp.                 47,848
     526   Spectra Energy Corp.                       12,014
   1,424   Tesoro Corp.                               55,607
                                               -------------
                                                     229,270
                                               -------------
           PAPER & FOREST PRODUCTS--1.5%
   2,097   International Paper Co.                    67,629
   1,302   MeadWestvaco Corp.                         36,456
     184   Weyerhaeuser Co.                           12,460
                                               -------------
                                                     116,545
                                              -------------
           PHARMACEUTICALS--2.1%
   6,631   King Pharmaceuticals, Inc. (b)             69,559
   3,864   Mylan, Inc.                                57,612
     597   Pfizer, Inc.                               13,964


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           PHARMACEUTICALS (CONTINUED)
     615   Wyeth                              $       24,477
                                               -------------
                                                     165,612
                                               -------------
           REAL ESTATE INVESTMENT
              TRUSTS--0.7%
     591   Boston Properties, Inc.                    54,325
                                               -------------
           Road & Rail--2.8%
     326   Burlington Northern Santa Fe Corp.         28,206
     926   CSX Corp.                                  44,892
     807   Norfolk Southern Corp.                     43,893
   1,445   Ryder System, Inc.                         75,227
     216   Union Pacific Corp.                        27,006
                                               -------------
                                                     219,224
                                               -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT--2.9%
     429   Analog Devices, Inc.                       12,166
   2,294   Applied Materials, Inc.                    41,108
     564   KLA-Tencor Corp.                           23,564
     432   Microchip Technology, Inc.                 13,785
   7,493   Micron Technology, Inc. (b)                52,677
   1,970   Novellus Systems, Inc. (b)                 46,807
     813   Texas Instruments, Inc.                    25,146
     621   Xilinx, Inc.                               13,581
                                               -------------
                                                     228,834
                                               -------------
           SOFTWARE--0.2%
   1,529   Compuware Corp. (b)                        12,997
                                               -------------
           SPECIALTY RETAIL--6.2%
   4,336   AutoNation, Inc. (b)                       70,590
   2,017   Home Depot (The), Inc.                     61,861
   3,587   Limited Brands, Inc.                       68,476
   4,881   Office Depot, Inc. (b)                     72,386
   3,286   OfficeMax, Inc.                            81,395
   4,027   RadioShack Corp.                           69,868
     702   Sherwin-Williams (The) Co.                 40,161
     590   Tiffany & Co.                              23,541
                                               -------------
                                                     488,278
                                               -------------
           TEXTILES, APPAREL & LUXURY
              GOODS--1.7%
   3,337   Liz Claiborne, Inc.                        73,047
     791   VF Corp.                                   61,200
                                               -------------
                                                     134,247
                                               -------------
           THRIFTS & MORTGAGE FINANCE--1.6%
   4,557   Countrywide Financial Corp.                31,717
   1,191   Sovereign Bancorp, Inc.                    14,852
   3,991   Washington Mutual, Inc.                    79,500
                                               -------------
                                                     126,069
                                               -------------
           TOBACCO--0.2%
     206   Reynolds American, Inc.                    13,046
                                               -------------


Page 58                  See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           WIRELESS TELECOMMUNICATION
              SERVICES--0.5%
   4,137   Sprint Nextel Corp.                $       43,563
                                               -------------

           TOTAL COMMON STOCKs--99.8%
           (Cost $8,441,629)                       7,850,642

           MONEY MARKET FUND--0.8%
  60,717   J.P. Morgan Institutional Treasury
              Money Market Fund--2.03% (c)
           Cost $60,717)                              60,717
                                               -------------

           TOTAL INVESTMENTS--100.6%
           (Cost $8,502,346)                       7,911,359
           NET OTHER ASSETs and
              Liabilities--(0.6%)                    (47,015)
                                               -------------
           NET ASSETS--100.0%                  $   7,864,344
                                               =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.



                  See Notes to Financial Statements                     Page 59

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS--99.9%
           AEROSPACE & DEFENSE--6.0%
     261   Boeing (The) Co.                   $       21,710
   1,027   General Dynamics Corp.                     86,740
   1,664   Goodrich Corp.                            104,083
   1,484   Honeywell International, Inc.              87,660
   1,109   L-3 Communications Holdings, Inc.         122,911
     651   Lockheed Martin Corp.                      70,256
     659   Precision Castparts Corp.                  74,994
     635   Rockwell Collins, Inc.                     40,132
     896   United Technologies Corp.                  65,775
                                               -------------
                                                     674,261
                                               -------------
           AIR FREIGHT & LOGISTICS--1.1%
   1,267   C.H. Robinson Worldwide, Inc.              70,369
   1,023   Expeditors International of
              Washington, Inc.                        48,378
                                               -------------
                                                     118,747
                                               -------------
           AUTO COMPONENTS--0.6%
     810   Goodyear Tire & Rubber (The)
              Co. (b)                                 20,388
   1,268   Johnson Controls, Inc.                     44,849
                                               -------------
                                                      65,237
                                               -------------
           BEVERAGES--2.2%
     437   Anheuser-Busch Cos., Inc.                  20,329
     617   Brown-Forman Corp., Class B                38,859
   1,117   Coca-Cola (The) Co.                        66,093
   2,316   Pepsi Bottling Group (The), Inc.           80,713
     602   PepsiCo, Inc.                              41,050
                                               -------------
                                                     247,044
                                               -------------
           BIOTECHNOLOGY--1.9%
     401   Biogen Idec, Inc. (b)                      24,441
   1,228   Genzyme Corp. (b)                          95,944
   1,986   Gilead Sciences, Inc. (b)                  90,740
                                               -------------
                                                     211,125
                                               -------------
           BUILDING PRODUCTS--0.4%
     978   Trane, Inc.                                43,795
                                               -------------
           CAPITAL MARKETS--4.9%
   2,683   Charles Schwab (The) Corp.                 59,831
   1,110   Federated Investors, Inc., Class B         47,253
     425   Goldman Sachs Group (The), Inc.            85,327
   2,782   Janus Capital Group, Inc.                  75,142
   1,193   Northern Trust Corp.                       87,518
   1,447   State Street Corp.                        118,827
   1,501   T. Rowe Price Group, Inc.                  75,936
                                               -------------
                                                     549,834
                                               -------------
           CHEMICALS--3.9%
     927   Air Products and Chemicals, Inc.           83,449
   1,339   Ecolab, Inc.                               64,607
   1,052   Monsanto Co.                              118,286


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           CHEMICALS (CONTINUED)
   1,030   Praxair, Inc.                      $       83,337
   1,674   Sigma-Aldrich Corp.                        83,131
                                               -------------
                                                     432,810
                                               -------------
           COMMERCIAL BANKS--0.4%
   1,198   Commerce Bancorp, Inc.                     45,656
                                               -------------
           COMMUNICATIONS EQUIPMENT--0.3%
   1,376   Juniper Networks, Inc. (b)                 37,358
                                               -------------
           COMPUTERS & PERIPHERALS--2.0%
     593   Apple, Inc. (b)                            80,269
   2,466   EMC Corp. (b)                              39,135
   1,811   Hewlett-Packard Co.                        79,231
     211   International Business Machines
              Corp.                                   22,649
                                               -------------
                                                     221,284
                                               -------------
           CONSTRUCTION & ENGINEERING--1.7%
     806   Fluor Corp.                                98,066
   1,229   Jacobs Engineering Group, Inc. (b)         93,945
                                               -------------
                                                     192,011
                                               -------------
           CONTAINERS & PACKAGING--0.2%
     508   Ball Corp.                                 23,312
                                               -------------
           DIVERSIFIED CONSUMER
              SERVICES--0.9%
   1,303   Apollo Group, Inc., Class A (b)           103,901
                                               -------------
           DIVERSIFIED FINANCIAL
              SERVICES--2.8%
     171   CME Group, Inc.                           105,832
     610   IntercontinentalExchange, Inc. (b)         85,376
   1,455   Leucadia National Corp.                    64,267
     781   NYSE Euronext                              61,426
                                               -------------
                                                     316,901
                                               -------------
           ELECTRIC UTILITIES--0.5%
   1,078   Allegheny Energy, Inc.                     59,064
                                               -------------
           ELECTRICAL EQUIPMENT--1.2%
     864   Cooper Industries Ltd., Class A            38,483
   1,613   Emerson Electric Co.                       82,004
     331   Rockwell Automation, Inc.                  18,874
                                               -------------
                                                     139,361
                                               -------------
           ENERGY EQUIPMENT & SERVICES--4.5%
     282   Baker Hughes, Inc.                         18,310
   1,808   Halliburton Co.                            59,971
   1,600   National Oilwell Varco, Inc. (b)           96,368
   2,079   Noble Corp.                                90,998
     697   Schlumberger Ltd.                          52,596
   1,591   Smith International, Inc.                  86,248
     160   Transocean, Inc. (b)                       19,616
   1,332   Weatherford International Ltd. (b)         82,331
                                               -------------
                                                     506,438
                                               -------------



Page 60            See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           FOOD & STAPLES RETAILING--3.3%
   1,684   Costco Wholesale Corp.              $     114,411
   2,956   CVS Caremark Corp.                        115,491
     732   Sysco Corp.                                21,265
   1,923   Wal-Mart Stores, Inc.                      97,842
     560   Whole Foods Market, Inc.                   22,086
                                               -------------
                                                     371,095
                                               -------------
           FOOD PRODUCTS--1.8%
   2,531   Archer-Daniels-Midland Co.                111,490
     401   General Mills, Inc.                        21,899
     436   Kellogg Co.                                20,884
     603   McCormick & Co., Inc.                      20,333
     390   Wm. Wrigley Jr. Co.                        22,398
                                               -------------
                                                     197,004
                                               -------------
           GAS UTILITIES--0.2%
     422   Questar Corp.                              21,484
                                               -------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES--3.2%
     787   Baxter International, Inc.                 47,802
     547   Becton, Dickinson and Co.                  47,332
     723   C.R. Bard, Inc.                            69,820
   2,143   Hospira, Inc. (b)                          88,099
     562   St. Jude Medical, Inc. (b)                 22,767
   1,223   Stryker Corp.                              81,904
                                               -------------
                                                     357,724
                                               -------------
           HEALTH CARE PROVIDERS &
              SERVICES--7.5%
   2,035   Aetna, Inc.                               108,384
   1,276   CIGNA Corp.                                62,728
   1,543   Coventry Health Care, Inc. (b)             87,303
   1,610   Express Scripts, Inc. (b)                 108,659
   1,560   Humana, Inc. (b)                          125,268
     303   Laboratory Corp. of America
              Holdings (b)                            22,386
   2,318   Medco Health Solutions, Inc. (b)          116,085
   2,019   UnitedHealth Group, Inc.                  102,646
   1,339   WellPoint, Inc. (b)                       104,710
                                               -------------
                                                     838,169
                                               -------------
           HOTELS, RESTAURANTS &
              LEISURE--1.3%
   1,164   McDonald's Corp.                           62,332
   2,388   Yum! Brands, Inc.                          81,574
                                               -------------
                                                     143,906
                                               -------------
           HOUSEHOLD PRODUCTS--1.6%
     351   Clorox (The) Co.                           21,523
   1,172   Colgate-Palmolive Co.                      90,244
     330   Kimberly-Clark Corp.                       21,665
     622   Procter & Gamble (The) Co.                 41,021
                                               -------------
                                                     174,453
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           INDEPENDENT POWER PRODUCERS
              & ENERGY TRADERS--1.5%
   3,205   AES (The) Corp. (b)                $       61,151
   1,146   Constellation Energy Group                107,679
                                               -------------
                                                     168,830
                                               -------------
           INDUSTRIAL CONGLOMERATES--0.8%
   1,648   Textron, Inc.                              92,370
                                               -------------
           INSURANCE--2.4%
   1,094   AFLAC, Inc.                                67,095
   1,916   Aon Corp.                                  83,384
   1,328   Principal Financial Group, Inc.            79,162
     491   Prudential Financial, Inc.                 41,426
                                               -------------
                                                     271,067
                                               -------------
           INTERNET & CATALOG RETAIL--1.3%
   1,268   Amazon.com, Inc. (b)                       98,524
   2,168   Expedia, Inc. (b)                          49,907
                                               -------------
                                                     148,431
                                               -------------
           INTERNET SOFTWARE &
              SERVICES--1.4%
     688   eBay, Inc. (b)                             18,500
     170   Google, Inc., Class A (b)                  95,931
   1,215   VeriSign, Inc. (b)                         41,213
                                               -------------
                                                     155,644
                                               -------------
           IT SERVICES--1.2%
     549   Fidelity National Information
              Services, Inc.                          23,305
     824   Fiserv, Inc. (b)                           42,329
   2,823   Western Union Co.                          63,235
                                               -------------
                                                     128,869
                                               -------------
           LIFE SCIENCES TOOLS &
              SERVICES--2.1%
     674   Applera Corp. - Applied
              Biosystems Group                        21,251
     624   Millipore Corp. (b)                        43,774
     878   PerkinElmer, Inc.                          21,853
   1,585   Thermo Fisher Scientific, Inc. (b)         81,612
   1,156   Waters Corp. (b)                           66,412
                                               -------------
                                                     234,902
                                               -------------
           MACHINERY--5.7%
     630   Caterpillar, Inc.                          44,818
   1,845   Cummins, Inc.                              89,077
   1,042   Danaher Corp.                              77,577
     981   Deere & Co.                                86,093
     707   Eaton Corp.                                58,511
     692   ITT Corp.                                  41,126
   2,406   Manitowoc (The) Co., Inc.                  91,716
   1,133   Pall Corp.                                 41,796
   1,214   Parker Hannifin Corp.                      82,079



                  See Notes to Financial Statements                     Page 61

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           MACHINERY (CONTINUED)
     348   Terex Corp. (b)                    $       20,448
                                               -------------
                                                     633,241
                                               -------------
           MEDIA--1.3%
   1,115   News Corp., Class A                        21,074
     481   Omnicom Group, Inc.                        21,823
   2,081   Viacom, Inc., Class B (b)                  80,659
      29   Washington Post (The) Co., Class B         21,576
                                               -------------
                                                     145,132
                                               -------------
           METALS & MINING--2.9%
   1,147   Freeport-McMoRan Copper &
              Gold, Inc.                             102,117
   1,404   Newmont Mining Corp.                       76,293
     772   Nucor Corp.                                44,622
     972   United States Steel Corp.                  99,251
                                               -------------
                                                     322,283
                                               -------------
           OIL, GAS & CONSUMABLE
              FUELS--9.9%
   1,789   Anadarko Petroleum Corp.                  104,818
     850   Apache Corp.                               81,124
   1,749   Chesapeake Energy Corp.                    65,115
     518   ConocoPhillips                             41,606
     958   CONSOL Energy, Inc.                        69,934
     514   Devon Energy Corp.                         43,680
     512   EOG Resources, Inc.                        44,800
     488   Exxon Mobil Corp.                          42,163
   1,165   Hess Corp.                                105,817
   1,385   Murphy Oil Corp.                          101,853
     862   Noble Energy                               62,564
   1,483   Peabody Energy Corp.                       80,112
   1,780   Range Resources Corp.                      92,952
     631   Sunoco, Inc.                               39,248
     979   Valero Energy Corp.                        57,947
   1,335   XTO Energy, Inc.                           69,340
                                               -------------
                                                   1,103,073
                                               -------------
           PERSONAL PRODUCTS--0.9%
   1,734   Avon Products, Inc.                        60,724
   1,048   Estee Lauder (The) Cos., Inc.,
              Class A                                 44,226
                                               -------------
                                                     104,950
                                               -------------
           PHARMACEUTICALS--2.3%
     814   Abbott Laboratories                        45,828
     711   Allergan, Inc.                             47,772
     861   Barr Pharmaceuticals, Inc. (b)             44,936
     428   Eli Lilly and Co.                          22,051
     343   Johnson & Johnson                          21,698
   1,180   Merck & Co., Inc.                          54,610
     842   Watson Pharmaceuticals, Inc. (b)           21,985
                                               -------------
                                                     258,880
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           REAL ESTATE INVESTMENT
              TRUSTS--0.6%
   1,082   ProLogis                           $       64,217
                                               -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT--1.5%
     857   Intel Corp.                                18,168
   1,328   MEMC Electronic Materials, Inc. (b)        94,899
   2,015   NVIDIA Corp. (b)                           49,549
                                               -------------
                                                     162,616
                                               -------------
           SOFTWARE--3.3%
     535   Adobe Systems, Inc. (b)                    18,688
     918   Autodesk, Inc. (b)                         37,776
   1,282   BMC Software, Inc. (b)                     41,075
   1,803   Citrix Systems, Inc. (b)                   62,420
     391   Electronic Arts, Inc. (b)                  18,522
   1,446   Intuit, Inc. (b)                           44,378
   2,567   Microsoft Corp.                            83,683
   3,036   Oracle Corp. (b)                           62,390
                                               -------------
                                                     368,932
                                               -------------
           SPECIALTY RETAIL--4.3%
     857   Abercrombie & Fitch Co., Class A           68,294
     191   AutoZone, Inc. (b)                         23,088
   2,232   Best Buy Co., Inc.                        108,944
   1,892   GameStop Corp., Class A (b)                97,873
   3,221   Gap (The), Inc.                            61,586
   2,971   Staples, Inc.                              71,126
   1,591   TJX (The) Cos., Inc.                       50,212
                                               -------------
                                                     481,123
                                               -------------
           TEXTILES, APPAREL & LUXURY
              GOODS--0.8
   1,423   NIKE, Inc., Class B                        87,884
                                               -------------
           THRIFTS & MORTGAGE FINANCE--0.7%
   4,564   Hudson City Bancorp, Inc.                  74,758
                                               -------------
           TRADING COMPANIES &
              DISTRIBUTORS--0.4%
     522   W.W. Grainger, Inc.                        41,536
                                               -------------
           WIRELESS TELECOMMUNICATION
              SERVICES--0.2%
     536   American Tower Corp., Class A (b)          20,116
                                               -------------

           TOTAL COMMON STOCKS--99.9%
           (Cost $11,415,882)                     11,160,828

           MONEY MARKET FUND--1.0%
 113,502   J.P. Morgan Institutional Treasury
              MONEY MARKET FUND--2.03% (c)
           (Cost $113,502)                           113,502
                                               -------------



Page 62            See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


           DESCRIPTION                                 VALUE
           -------------------------------------------------


           TOTAL INVESTMENTs--100.9%
           (Cost $11,529,384)                   $ 11,274,330
           NET OTHER ASSETS AND
              LIABILITIES--(0.9%)                   (105,454)
                                               -------------
           NET ASSETs--100.0%                  $  11,168,876
                                               =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing securities.

(c) Represents annualized 7-day yield at January 31, 2008.


                       See Notes to Financial Statements                Page 63

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--0.3%
     154   Applied Signal Technology, Inc.   $         2,057
     255   Northrop Grumman Corp.                     20,237
                                               -------------
                                                      22,294
                                               -------------
           AIR FREIGHT & LOGISTICS--0.6%
     375   FedEx Corp.                                35,055
      67   Forward Air Corp.                           2,077
      95   United Parcel Service, Inc., Class B        6,950
                                               -------------
                                                      44,082
                                               -------------
           AIRLINES--1.2%
   2,650   AirTran Holdings, Inc. (b)                 22,870
     978   Alaska Air Group, Inc. (b)                 24,743
   1,190   Frontier Airlines Holdings, Inc. (b)        3,570
     804   JetBlue Airways Corp. (b)                   5,556
   2,756   Mesa Air Group, Inc. (b)                    9,674
   2,193   Southwest Airlines Co.                     25,723
                                               -------------
                                                      92,136
                                               -------------
           AUTO COMPONENTS--0.7%
     404   ArvinMeritor, Inc.                          5,486
     267   Gentex Corp.                                4,235
   1,481   Modine Manufacturing Co.                   22,868
     819   Spartan Motors, Inc.                        7,346
   1,044   Standard Motor Products, Inc.               8,623
     115   Superior Industries International, Inc.     2,095
                                               -------------
                                                      50,653
                                               -------------
           AUTOMOBILES--0.2%
     480   Monaco Coach Corp.                          4,882
     250   Thor Industries, Inc.                       8,830
     203   Winnebago Industries, Inc.                  4,275
                                               -------------
                                                      17,987
                                               -------------
           BEVERAGES--0.2%
     283   Constellation Brands, Inc., Class A (b)     5,915
     259   Molson Coors Brewing Co., Class B          11,569
                                               -------------
                                                      17,484
                                               -------------
           BUILDING PRODUCTS--0.6%
     366   Apogee Enterprises, Inc.                    6,387
     276   Gibraltar Industries, Inc.                  3,643
     684   Griffon Corp. (b)                           7,456
      50   Lennox International, Inc.                  1,858
     370   NCI Building Systems, Inc. (b)             10,641
     361   Universal Forest Products, Inc.            13,068
                                               -------------
                                                      43,053
                                               -------------
           CAPITAL MARKETS--2.3%
   1,015   American Capital Strategies Ltd.           35,698
     303   Bear Stearns (The) Cos., Inc.              27,361
   9,420   E*TRADE Financial Corp. (b)                46,817
     366   Legg Mason, Inc.                           26,352
     204   Lehman Brothers Holdings, Inc.             13,091


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           CAPITAL MARKETS (CONTINUED)
     125   Merrill Lynch & Co., Inc.         $         7,050
     252   Morgan Stanley                             12,456
     135   Piper Jaffray Cos., Inc. (b)                6,396
     336   SWS Group, Inc.                             5,158
                                               -------------
                                                     180,379
                                               -------------
           CHEMICALS--3.7%
      97   A. Schulman, Inc.                           1,978
     115   Albemarle Corp.                             4,170
     564   Ashland, Inc.                              25,678
     569   Cabot Corp.                                16,916
     397   Cytec Industries, Inc.                     22,474
     848   Dow Chemical (The), Co.                    32,783
     455   E.I. du Pont de Nemours and Co.            20,557
     328   Eastman Chemical Co.                       21,671
   1,287   Georgia Gulf Corp.                         10,039
     379   H.B. Fuller Co.                             7,868
   1,383   Hercules, Inc.                             24,244
     175   Lubrizol (The) Corp.                        9,207
     573   Material Sciences Corp. (b)                 3,713
     245   Olin Corp.                                  5,020
     245   Penford Corp.                               5,481
     951   PolyOne Corp. (b)                           5,858
     190   PPG Industries, Inc.                       12,557
     194   Quaker Chemical Corp.                       3,880
     126   Rohm and Haas Co.                           6,722
     935   RPM International, Inc.                    20,233
     335   Sensient Technologies Corp.                 8,898
     724   Tronox, Inc., Class B                       5,300
     651   Valspar (The) Corp.                        13,040
                                               -------------
                                                     288,287
                                               -------------
           COMMERCIAL BANKS--5.5%
     175   Associated Banc-Corp.                       4,932
     436   BB&T Corp.                                 15,818
     306   Cascade Bancorp                             3,947
     358   Cathay General Bancorp                      9,283
     461   Central Pacific Financial Corp.             8,759
      80   City National Corp.                         4,550
     701   Colonial BancGroup (The), Inc.             11,006
     307   Comerica, Inc.                             13,391
     105   Community Bank System, Inc.                 2,291
     176   East West Bancorp, Inc.                     4,235
     266   Fifth Third Bancorp.                        7,209
     859   First BanCorp                               8,212
     196   First Commonwealth Financial Corp.          2,274
     230   First Community Bancorp                     8,172
     737   First Horizon National Corp.               15,971
     112   Frontier Financial Corp.                    2,280
     988   Hanmi Financial Corp.                       8,497
     906   Huntington Bancshares, Inc.                12,186
   1,141   KeyCorp                                    29,836
     164   M&T Bank Corp.                             15,050
     758   Marshall & Ilsley Corp.                    21,148
   1,625   National City Corp.                        28,909
     102   PNC Financial Services Group, Inc.          6,693


Page 64                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS (CONTINUED)
     293   Provident Bankshares Corp.         $        6,074
     848   Regions Financial Corp.                    21,404
     134   South Financial Group (The), Inc.           2,316
     373   Sterling Financial Corp.                    6,636
     214   SunTrust Banks, Inc.                       14,755
     113   Susquehanna Bancshares, Inc.                2,398
     931   Synovus Financial Corp.                    12,299
     529   TCF Financial Corp.                        11,241
     278   Umpqua Holdings Corp.                       4,559
      74   United Bankshares, Inc.                     2,380
     270   United Community Banks, Inc.                5,214
     703   Wachovia Corp.                             27,368
     459   Webster Financial Corp.                    15,546
     222   Wells Fargo & Co.                           7,550
     163   Whitney Holding Corp.                       4,375
     129   Wintrust Financial Corp.                    4,907
     573   Zions Bancorporation                       31,365
                                               -------------
                                                     425,036
                                               -------------
           COMMERCIAL SERVICES &
              SUPPLIES--3.3%
     418   ABM Industries, Inc.                        8,661
      74   Administaff, Inc.                           2,221
   2,428   Allied Waste Industries, Inc. (b)          23,915
     328   Angelica Corp.                              5,674
     252   Avery Dennison Corp.                       13,059
     258   CDI Corp.                                   5,018
     597   Cintas Corp.                               19,594
     178   Consolidated Graphics., Inc. (b)            8,955
     144   Deluxe Corp.                                3,502
     167   G&K Services, Inc., Class A                 6,675
     169   Heidrick & Struggles International,
              Inc.                                     4,644
     271   HNI Corp.                                   9,122
   1,311   Kelly Services, Inc., Class A              22,575
     333   Manpower, Inc.                             18,735
     338   Mobile Mini, Inc. (b)                       5,138
   1,215   On Assignment, Inc. (b)                     6,755
     177   R.R. Donnelley & Sons Co.                   6,176
     495   Robert Half International, Inc.            13,751
     181   School Specialty, Inc. (b)                  5,875
   1,462   Spherion Corp. (b)                          9,766
     588   Trueblue, Inc. (b)                          8,390
     184   United Stationers, Inc. (b)                10,168
     198   Viad Corp.                                  5,297
     466   Volt Information Sciences, Inc. (b)         8,700
     614   Waste Management, Inc.                     19,918
                                               -------------
                                                      252,284
                                                -------------
           COMMUNICATIONS
              EQUIPMENT--0.9%
   1,573   ADC Telecommunications, Inc. (b)           23,264
     222   ADTRAN, Inc.                                4,620
   1,067   Arris Group, Inc. (b)                       9,379
     407   Avocent Corp. (b)                           6,756


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMUNICATIONS EQUIPMENT
              (CONTINUED)
     214   Bel Fuse, Inc., Class B            $        5,795
     173   Black Box Corp.                             5,754
     279   Corning, Inc.                               6,716
   1,023   Tellabs, Inc. (b)                           6,977
     531   Tollgrade Communications, Inc. (b)          3,223
                                               -------------
                                                      72,484
                                               -------------
           COMPUTERS & PERIPHERALS--0.6%
     164   Diebold, Inc.                               4,244
     699   Imation Corp.                              18,111
     263   Novatel Wireless, Inc. (b)                  4,208
   2,314   Palm, Inc.                                 12,542
     369   Sun Microsystems, Inc. (b)                  6,458
                                               -------------
                                                      45,563
                                               -------------
           CONSTRUCTION & ENGINEERING--0.3%
     180   EMCOR Group, Inc. (b)                       3,947
     406   Granite Construction, Inc.                 15,457
      87   URS Corp. (b)                               3,819
                                               -------------
                                                      23,223
                                               -------------
           CONSTRUCTION MATERIALS--0.4%
      30   Texas Industries, Inc.                      1,700
     338   Vulcan Materials Co.                       26,520
                                               -------------
                                                      28,220
                                               -------------
           CONSUMER FINANCE--1.2%
   1,912   AmeriCredit Corp. (b)                      25,449
     566   Capital One Financial Corp.                31,022
     194   Cash America International, Inc.            6,307
   1,774   Discover Financial Services                31,045
                                               -------------
                                                      93,823
                                               -------------
           CONTAINERS & PACKAGING--1.6%
     977   Bemis Co., Inc.                            26,555
   1,206   Chesapeake Corp. (b)                        5,355
     433   Myers Industries, Inc.                      5,088
     168   Packaging Corp. of America                  4,072
     335   Rock-Tenn Co., Class A                      9,578
   1,445   Sealed Air Corp.                           37,786
     449   Sonoco Products Co.                        13,856
     910   Temple-Inland, Inc.                        17,063
                                               -------------
                                                     119,353
                                               -------------
           DISTRIBUTORS--0.4%
     168   Audiovox Corp., Class A (b)                 1,724
   1,925   Building Materials Holding Corp.           13,109
     289   Genuine Parts Co.                          12,696
                                               -------------
                                                      27,529
                                               -------------
           DIVERSIFIED CONSUMER
               SERVICES--0.3%
     181   CPI Corp.                                   3,674


                    See Notes to Financial Statements                   Page 65

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           DIVERSIFIED CONSUMER SERVICES
             (CONTINUED)
     875   Regis Corp.                        $       22,164
                                               -------------
                                                      25,838
                                               -------------
           DIVERSIFIED FINANCIAL
              SERVICES--1.2%
     486   Bank of America Corp.                      21,554
   1,113   CIT Group, Inc.                            31,119
     682   Citigroup, Inc.                            19,246
      94   Financial Federal Corp.                     2,260
     460   JPMorgan Chase & Co.                       21,873
                                               -------------
                                                      96,052
                                               -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES--1.1%
     322   AT&T, Inc.                                 12,394
     807   CenturyTel, Inc.                           29,785
     525   Citizens Communications Co.                 6,022
     135   Embarq Corp.                                6,116
     487   General Communication, Inc.,
              Class A (b)                              3,511
   2,862   Qwest Communications International,
              Inc.                                    16,829
     306   Verizon Communications, Inc.               11,885
                                               -------------
                                                      86,542
                                               -------------
           ELECTRIC UTILITIES--3.4%
     158   ALLETE, Inc.                                6,081
     431   American Electric Power Co., Inc.          18,460
     138   Central Vermont Public Service Corp.        4,020
     306   Cleco Corp.                                 7,910
   1,326   Duke Energy Corp.                          24,743
     376   Edison International                       19,612
      56   Entergy Corp.                               6,058
     185   FirstEnergy Corp.                          13,176
      99   FPL Group, Inc.                             6,384
     500   Great Plains Energy, Inc.                  13,940
     208   Hawaiian Electric Industries, Inc.          4,676
     417   IDACORP, Inc.                              13,611
     151   Northeast Utilities                         4,186
     684   Pepco Holdings, Inc.                       17,415
     631   Pinnacle West Capital Corp.                24,243
     552   Progress Energy, Inc.                      24,933
     864   Sierra Pacific Resources                   12,934
     345   Southern Co.                               12,541
      56   UIL Holdings Corp.                          1,912
     198   Unisource Energy Corp.                      5,817
     731   Westar Energy, Inc.                        17,807
                                               -------------
                                                     260,459
                                               -------------
           ELECTRICAL EQUIPMENT--0.5%
     243   A.O. Smith Corp.                            8,505
      95   Acuity Brands, Inc.                         4,323
      96   Belden, Inc.                                4,061


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           ELECTRICAL EQUIPMENT (CONTINUED)
     184   Hubbell, Inc., Class B            $         8,774
     189   Regal-Beloit Corp.                          7,167
     193   Thomas & Betts Corp. (b)                    8,733
                                               -------------
                                                      41,563
                                               -------------
           ELECTRONIC EQUIPMENT &
              INSTRUMENTS--2.3%
     483   Arrow Electronics, Inc. (b)                16,528
     542   Avnet, Inc. (b)                            19,301
     601   Benchmark Electronics, Inc. (b)            10,668
   1,072   CTS Corp.                                  11,363
     105   Electro Scientific Industries, Inc. (b)     1,726
     394   Gerber Scientific, Inc. (b)                 3,475
     813   Ingram Micro, Inc., Class A (b)            14,455
     343   Insight Enterprises, Inc. (b)               5,924
     876   Jabil Circuit, Inc.                        11,607
   2,213   KEMET Corp. (b)                            11,530
     129   Littelfuse, Inc. (b)                        3,920
     381   Methode Electronics, Inc.                   4,618
     735   Molex, Inc.                                17,669
     489   Newport Corp. (b)                           5,135
     151   Park Electrochemical Corp.                  3,576
     435   SYNNEX Corp. (b)                            9,266
     126   Tech Data Corp. (b)                         4,332
     149   Technitrol, Inc.                            3,376
   2,143   Vishay Intertechnology, Inc. (b)           22,479
                                               -------------
                                                     180,948
                                               -------------
           ENERGY EQUIPMENT &
              SERVICES--2.9%
     561   ENSCO International, Inc.                  28,678
     149   Lufkin Industries, Inc.                     7,878
   1,221   Nabors Industries Ltd. (b)                 33,236
   1,253   Patterson-UTI Energy, Inc.                 24,534
     896   Pioneer Drilling Co. (b)                    9,327
     560   Pride International, Inc. (b)              17,758
     847   Rowan Cos., Inc.                           28,832
     115   SEACOR Holdings, Inc. (b)                  10,143
     710   Superior Energy Services, Inc. (b)         28,464
     402   TETRA Technologies, Inc. (b)                6,291
     446   Tidewater, Inc.                            23,620
     111   W-H Energy Services, Inc. (b)               5,400
                                               -------------
                                                     224,161
                                               -------------
           FOOD & STAPLES RETAILING--1.2%
      67   Great Atlantic & Pacific Tea
              (The) Co. (b)                            2,001
     501   Kroger (The) Co.                           12,750
      91   Longs Drug Stores Corp.                     4,187
      59   Nash Finch Co.                              2,105
     158   Performance Food Group Co. (b)              4,998
     274   Ruddick Corp.                               9,338
     587   Safeway, Inc.                              18,191
      91   Spartan Stores, Inc.                        1,600
     713   SUPERVALU, Inc.                            21,433


Page 66                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           FOOD & STAPLES RETAILING (CONTINUED)
     351   Walgreen Co.                       $       12,324
                                               -------------
                                                      88,927
                                               -------------
           FOOD PRODUCTS--1.4%
     562   ConAgra Foods, Inc.                        12,100
     516   Corn Products International, Inc.          17,441
     200   J & J Snack Foods Corp.                     5,002
     184   J.M. Smucker (The) Co.                      8,598
     205   Kraft Foods, Inc., Class A                  5,998
     119   Lancaster Colony Corp.                      4,148
     102   Lance, Inc.                                 1,870
     315   Sanderson Farms, Inc.                      10,587
     328   Smithfield Foods, Inc. (b)                  9,135
     370   TreeHouse Foods, Inc. (b)                   7,722
   1,745   Tyson Foods, Inc., Class A                 24,866
                                               -------------
                                                     107,467
                                               -------------
           GAS UTILITIES--1.1%
     252   AGL Resources, Inc.                         9,538
     223   Atmos Energy Corp.                          6,405
     124   Laclede Group (The), Inc.                   4,164
     102   National Fuel Gas Co.                       4,397
     474   Nicor, Inc.                                19,433
      43   Northwest Natural Gas Co.                   2,036
     106   ONEOK, Inc.                                 4,982
      80   Piedmont Natural Gas Co.                    2,006
      58   South Jersey Industries, Inc.               2,032
     213   Southern Union Co.                          5,789
     286   Southwest Gas Corp.                         8,165
     156   UGI Corp.                                   4,153
     448   WGL Holdings, Inc.                         14,444
                                               -------------
                                                      87,544
                                               -------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES--0.3%
      57   Datascope Corp.                             1,848
     103   Edwards Lifesciences Corp. (b)              4,766
     104   Greatbatch, Inc. (b)                        2,348
      85   Hillenbrand Industries, Inc.                4,396
   2,974   Theragenics Corp. (b)                      11,509
      41   Vital Signs, Inc.                           1,989
                                               -------------
                                                      26,856
                                               -------------
           HEALTH CARE PROVIDERS &
              SERVICES--1.3%
     299   Cross Country Healthcare, Inc. (b)          3,776
     110   Gentiva Health Services, Inc. (b)           2,033
     759   Kindred Healthcare, Inc. (b)               20,903
     822   LifePoint Hospitals, Inc. (b)              22,194
      88   Matria Healthcare, Inc. (b)                 2,540
     173   MedCath Corp. (b)                           4,304
     643   Omnicare, Inc.                             14,236
      83   Res-Care, Inc. (b)                          1,857
     287   Universal Health Services, Inc.,
              Class B                                 13,526


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           HEALTH CARE PROVIDERS &
              SERVICES (CONTINUED)
     346   WellCare Health Plans, Inc. (b)    $       16,259
                                               -------------
                                                     101,628
                                               -------------
           HOTELS, RESTAURANTS &
              LEISURE--2.8%
     908   Bob Evans Farms, Inc.                      27,005
     139   Boyd Gaming Corp.                           3,715
     970   Brinker International, Inc.                18,052
     183   Buffalo Wild Wings, Inc. (b)                4,606
     274   California Pizza Kitchen, Inc. (b)          3,680
     601   Carnival Corp.                             26,738
     146   CBRL Group, Inc.                            4,565
     323   CKE Restaurants, Inc.                       4,238
     165   Jack in the Box, Inc. (b)                   4,823
     540   Landry's Restaurants, Inc.                 11,075
     551   Marcus (The) Corp.                          9,758
     751   Multimedia Games, Inc. (b)                  5,805
     569   O'Charley's, Inc.                           7,892
     196   Red Robin Gourmet Burgers, Inc. (b)         6,836
   2,508   Ruby Tuesday, Inc.                         19,287
     953   Ruth's Chris Steak House, Inc. (b)          7,891
     152   Starwood Hotels & Resorts
              Worldwide, Inc.                          6,878
     781   Steak n Shake (The) Co. (b)                 6,826
     259   Wendy's International, Inc.                 6,325
   1,136   Wyndham Worldwide Corp.                    26,764
                                               -------------
                                                     212,759
                                               -------------
           HOUSEHOLD DURABLES--2.7%
     935   American Greetings Corp., Class A          19,186
     220   Ethan Allen Interiors, Inc.                 6,809
     185   Fortune Brands, Inc.                       12,935
     263   La-Z-Boy, Inc.                              2,004
   1,918   Leggett & Platt, Inc.                      36,481
     132   Libbey, Inc.                                2,043
     329   Mohawk Industries, Inc. (b)                26,294
     202   National Presto Industries, Inc.           11,322
     258   Newell Rubbermaid, Inc.                     6,223
     260   Russ Berrie and Co., Inc. (b)               3,752
     277   Snap-on, Inc.                              13,606
     552   Stanley Works (The)                        28,351
     410   Whirlpool Corp.                            34,895
                                               -------------
                                                     203,901
                                               -------------
           HOUSEHOLD PRODUCTS--0.1%
   1,986   Central Garden & Pet Co.,
              Class  A (b)                             9,870
                                               -------------
           INDUSTRIAL CONGLOMERATES--0.5%
     159   3M Co.                                     12,664
     512   Carlisle Cos., Inc.                        17,050
     488   Standex International Corp.                 8,877
     265   Tredegar Corp.                              3,673
                                               -------------
                                                      42,264
                                               -------------


                    See Notes to Financial Statements                   Page 67

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           INSURANCE--7.9%
     433   ACE Ltd.                           $       25,261
     512   Allstate (The) Corp.                       25,226
     519   Ambac Financial Group, Inc.                 6,083
     657   American Financial Group, Inc.             18,219
     229   American International Group, Inc.         12,632
     100   Assurant, Inc.                              6,489
     613   Chubb (The) Corp.                          31,747
     846   Cincinnati Financial Corp.                 32,604
     527   Commerce Group (The), Inc.                 19,051
     121   Delphi Financial Group, Inc., Class A       3,797
     244   Everest Re Group Ltd.                      24,812
   1,298   Fidelity National Financial, Inc.,
              Class A                                 25,558
     556   First American Corp.                       24,214
     788   Genworth Financial, Inc., Class A          19,180
     207   Hanover Insurance Group, Inc.               9,429
     230   Hartford Financial Services Group
              (The), Inc.                             18,577
     661   HCC Insurance Holdings, Inc.               18,415
     501   Horace Mann Educators Corp.                 9,203
     255   LandAmerica Financial Group, Inc.          13,301
     230   Lincoln National Corp.                     12,503
     399   Loews Corp.                                18,629
     253   Marsh & McLennan Cos., Inc.                 6,983
   1,795   MBIA, Inc.                                 27,823
     381   Mercury General Corp.                      18,322
     109   MetLife, Inc.                               6,428
     952   Old Republic International Corp.           14,213
     486   Presidential Life Corp.                     8,913
      78   ProAssurance Corp. (b)                      4,501
     231   Protective Life Corp.                       9,180
     187   RLI Corp.                                  10,547
     291   Safety Insurance Group, Inc.               11,355
      76   SCPIE Holdings, Inc. (b)                    1,990
     370   Selective Insurance Group                   8,847
     163   Stewart Information Services Corp.          5,579
     221   Torchmark Corp.                            13,494
     622   Travelers (The) Cos., Inc.                 29,918
     293   United Fire & Casualty Co.                  9,780
      99   Unitrin, Inc.                               4,074
     562   Unum Group                                 12,712
     665   XL Capital Ltd., Class A                   29,925
                                               -------------
                                                     609,514
                                               -------------
           INTERNET SOFTWARE & SERVICES--0.0%
     131   Knot (The), Inc. (b)                        1,918
                                               -------------
           IT SERVICES--2.7%
   1,617   Acxiom Corp.                               17,156
     445   Affiliated Computer Services, Inc.,
              Class A (b)                             21,694
   1,394   CIBER, Inc. (b)                             6,719
     541   Computer Sciences Corp. (b)                22,895
   2,032   Convergys Corp. (b)                        31,516
     997   CSG Systems International, Inc. (b)        12,722
   1,613   Electronic Data Systems Corp.              32,421


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           IT SERVICES (CONTINUED)
   1,385   Gevity HR, Inc.                   $         9,723
     813   Metavante Technologies, Inc. (b)           18,008
     309   MoneyGram International, Inc.               1,650
   2,235   MPS Group, Inc. (b)                        22,462
     155   SI International, Inc. (b)                  4,236
     457   Startek, Inc. (b)                           3,953
                                               -------------
                                                     205,155
                                               -------------
           LEISURE EQUIPMENT &
              PRODUCTS--1.9%
     892   Arctic Cat, Inc.                            8,251
   1,961   Brunswick Corp.                            37,238
     544   Callaway Golf Co.                           9,748
   1,046   Hasbro, Inc.                               27,165
     451   JAKKS Pacific, Inc. (b)                    10,626
     550   MarineMax, Inc. (b)                         8,509
   1,405   Mattel, Inc.                               29,519
   1,291   Nautilus, Inc                               6,003
     223   RC2 Corp. (b)                               4,188
     514   Sturm, Ruger & Co., Inc. (b)                4,611
                                               -------------
                                                     145,858
                                               -------------
           MACHINERY--2.2%
     168   Astec Industries, Inc. (b)                  5,186
      62   Barnes Group, Inc.                          1,652
     229   Cascade Corp.                              11,821
     145   Dover Corp.                                 5,852
   1,308   Federal Signal Corp.                       15,160
     323   Gardner Denver, Inc. (b)                   10,478
     375   Illinois Tool Works, Inc.                  18,900
     144   Ingersoll-Rand Co. Ltd., Class A            5,691
     388   Kennametal, Inc.                           11,884
     810   Lydall, Inc. (b)                            7,355
     294   Mueller Industries, Inc.                    8,232
     123   PACCAR, Inc.                                5,771
     272   Pentair, Inc.                               8,639
     447   Timken (The) Co.                           13,513
     881   Trinity Industries, Inc.                   24,950
     814   Wabash National Corp.                       7,481
     210   Watts Water Technologies, Inc.,
              Class A                                  6,235
                                               -------------
                                                     168,800
                                               -------------
           MARINE--0.1%
      92   Alexander & Baldwin, Inc.                   4,199
                                               -------------
           MEDIA--3.0%
   1,088   Belo Corp., Class A                        18,072
     736   CBS Corp., Class B                         18,540
     194   Clear Channel Communications, Inc.          5,958
   1,099   Comcast Corp., Class A (b)                 19,958
     579   DIRECTV Group (The), Inc. (b)              13,074
     149   E.W. Scripps (The) Co., Class A             6,067
     857   Gannett Co., Inc.                          31,708
     848   Harte-Hanks, Inc.                          13,585
   1,669   Lee Enterprises, Inc.                      19,928


Page 68                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           MEDIA (CONTINUED)
     144   Live Nation, Inc. (b)              $        1,570
     893   Media General, Inc., Class A               16,985
     122   Meredith Corp.                              5,733
     544   Scholastic Corp. (b)                       18,643
   2,026   Time Warner, Inc.                          31,888
     414   Walt Disney (The) Co.                      12,391
                                               -------------
                                                     234,100
                                               -------------
           METALS & MINING--0.7%
     313   A.M. Castle & Co.                           6,629
     549   Alcoa, Inc.                                18,172
     232   Allegheny Technologies, Inc.               16,333
      30   RTI International Metals, Inc. (b)          1,658
     821   Worthington Industries, Inc.               13,456
                                               -------------
                                                      56,248
                                               -------------
           MULTILINE RETAIL--3.3%
     596   99 Cents Only Stores (b)                    4,959
   2,091   Big Lots, Inc. (b)                         36,300
   1,781   Dillard's, Inc., Class A                   35,317
   1,739   Family Dollar Stores, Inc.                 36,570
   1,106   Fred's, Inc.                               10,430
     760   J. C. Penney Co., Inc.                     36,032
   1,293   Macy's, Inc.                               35,739
     546   Nordstrom, Inc.                            21,239
     401   Target Corp.                               22,288
   2,100   Tuesday Morning Corp.                      12,684
                                               -------------
                                                     251,558
                                               -------------
           MULTI-UTILITIES--4.7%
     601   Alliant Energy Corp.                       22,177
     247   Ameren Corp.                               11,068
   1,272   Aquila, Inc. (b)                            4,465
     198   Avista Corp.                                3,990
     333   Black Hills Corp.                          12,900
     390   CenterPoint Energy, Inc.                    6,244
     141   CH Energy Group, Inc.                       5,441
     385   CMS Energy Corp.                            6,033
     411   Consolidated Edison, Inc.                  17,911
     423   Dominion Resources, Inc.                   18,189
     761   DTE Energy Co.                             32,456
     539   Energy East Corp.                          13,610
     531   MDU Resources Group, Inc.                  13,764
   1,416   NiSource, Inc.                             26,890
     262   NSTAR                                       8,497
     404   OGE Energy Corp.                           13,223
     466   PG&E Corp.                                 19,125
     884   PNM Resources, Inc.                        17,079
     535   Puget Energy, Inc.                         13,990
     348   SCANA Corp.                                12,977
     216   Sempra Energy                              12,074
   1,555   TECO Energy, Inc.                          25,922
     506   Vectren Corp.                              13,890
     195   Wisconsin Energy Corp.                      8,878


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           MULTI-UTILITIES (CONTINUED)
     889   Xcel Energy, Inc.                  $       18,482
                                               -------------
                                                     359,275
                                               -------------
           OFFICE ELECTRONICS--0.3%
   1,239   Xerox Corp.                                19,081
     137   Zebra Technologies Corp.,
              Class A (b)                              4,207
                                               -------------
                                                      23,288
                                               -------------
           OIL, GAS & CONSUMABLE
              FUELS--2.3%
     358   Chevron Corp.                              30,251
     187   Forest Oil Corp. (b)                        8,456
     549   Marathon Oil Corp.                         25,721
     347   Occidental Petroleum Corp.                 23,551
     329   Overseas Shipholding Group, Inc.           21,457
     453   Plains Exploration & Production
              Co. (b)                                 22,034
     259   Spectra Energy Corp.                        5,916
     242   Swift Energy Co. (b)                       10,442
     701   Tesoro Corp.                               27,374
      72   World Fuel Services Corp.                   1,905
                                               -------------
                                                     177,107
                                               -------------
           PAPER & FOREST PRODUCTS--1.1%
     681   Buckeye Technologies, Inc. (b)              8,955
   1,033   International Paper Co.                    33,314
     641   MeadWestvaco Corp.                         17,948
     292   Neenah Paper, Inc.                          7,913
      81   Schweitzer-Mauduit International,
              Inc.                                     1,931
     947   Wausau Paper Corp.                          8,476
      91   Weyerhaeuser Co.                            6,163
                                               -------------
                                                      84,700
                                               -------------
           PHARMACEUTICALS--1.4%
     423   Alpharma, Inc., Class A (b)                 8,680
   3,266   King Pharmaceuticals, Inc. (b)             34,261
   1,903   Mylan, Inc.                                28,374
     294   Pfizer, Inc.                                6,877
   1,351   Salix Pharmaceuticals, Ltd. (b)             9,389
   1,341   ViroPharma, Inc. (b)                       11,881
     303   Wyeth                                      12,059
                                               -------------
                                                     111,521
                                               -------------
           REAL ESTATE INVESTMENT
              TRUSTS--1.2%
     291   Boston Properties, Inc.                    26,749
     470   Colonial Properties Trust                  11,581
      91   Entertainment Properties Trust              4,505
     294   Hospitality Properties Trust                9,981
      83   LTC Properties, Inc.                        2,162
     614   Medical Properties Trust, Inc.              7,761
      89   National Retail Properties, Inc.            2,022
     330   Potlatch Corp.                             14,167


                    See Notes to Financial Statements                   Page 69

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           REAL ESTATE INVESTMENT
              TRUSTS (CONTINUED)
     201   Rayonier, Inc.                    $         8,506
      92   Senior Housing Properties Trust             2,060
                                               -------------
                                                      89,494
                                               -------------
           ROAD & RAIL--3.2%
     485   Arkansas Best Corp.                        14,933
   1,459   Avis Budget Group, Inc. (b)                19,478
     161   Burlington Northern Santa Fe Corp.         13,930
     457   Con-way, Inc.                              22,251
     456   CSX Corp.                                  22,107
     276   Kansas City Southern (b)                    9,903
     398   Norfolk Southern Corp.                     21,647
     461   Old Dominion Freight Line, Inc. (b)        13,438
     711   Ryder System, Inc.                         37,015
     106   Union Pacific Corp.                        13,253
   1,436   Werner Enterprises, Inc.                   29,251
   1,431   YRC Worldwide, Inc. (b)                    26,202
                                               -------------
                                                     243,408
                                               -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT--3.2%
     814   Advanced Energy Industries, Inc. (b)        8,799
     211   Analog Devices, Inc.                        5,984
   1,130   Applied Materials, Inc.                    20,250
     926   Axcelis Technologies, Inc. (b)              3,695
     645   Brooks Automation, Inc. (b)                 7,927
      58   Cabot Microelectronics Corp. (b)            2,006
     136   Cohu, Inc.                                  2,033
     161   Cymer, Inc. (b)                             4,349
     329   Fairchild Semiconductor
              International, Inc. (b)                  4,030
      84   FEI Co. (b)                                 1,903
     419   Integrated Device Technology,
              Inc. (b)                                 3,122
     279   International Rectifier Corp. (b)           7,765
     387   Intersil Corp., Class A                     8,913
     278   KLA-Tencor Corp.                           11,615
     660   Kopin Corp. (b)                             2,224
     566   Lam Research Corp. (b)                     21,729
     741   Micrel, Inc.                                4,520
     213   Microchip Technology, Inc.                  6,797
   3,690   Micron Technology, Inc. (b)                25,940
     556   MKS Instruments, Inc. (b)                  10,342
     970   Novellus Systems, Inc. (b)                 23,046
     854   Photronics, Inc. (b)                       10,410
   4,283   RF Micro Devices, Inc. (b)                 13,834
     752   Rudolph Technologies, Inc. (b)              7,708
     306   Semtech Corp. (b)                           3,908
      67   Supertex, Inc. (b)                          1,321
     401   Texas Instruments, Inc.                    12,403
     306   Xilinx, Inc.                                6,692
                                               -------------
                                                     243,265
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           SOFTWARE--0.3%
     279   Cadence Design Systems, Inc. (b)  $         2,832
     483   Captaris, Inc. (b)                          1,628
     753   Compuware Corp. (b)                         6,401
     531   Parametric Technology Corp. (b)             8,734
                                               -------------
                                                      19,595
                                               -------------
           SPECIALTY RETAIL--7.8%
     553   Aaron Rents, Inc.                          10,573
     957   AnnTaylor Stores Corp. (b)                 24,069
   2,136   AutoNation, Inc. (b)                       34,774
     426   Barnes & Noble, Inc.                       14,463
     434   Big 5 Sporting Goods Corp.                  5,169
     702   Brown Shoe Co., Inc.                       12,074
     565   Cabela's, Inc. (b)                          8,334
     680   Cato (The) Corp., Class A                  11,132
     659   Charlotte Russe Holding, Inc. (b)          11,882
   4,520   Charming Shoppes, Inc. (b)                 29,154
     328   Children's Place Retail Stores
              (The), Inc. (b)                          6,081
   2,836   Coldwater Creek, Inc. (b)                  18,235
   1,406   Collective Brands, Inc. (b)                24,774
   4,400   Finish Line (The) Inc., Class  A            9,856
   1,074   Foot Locker, Inc.                          14,703
     113   Genesco, Inc. (b)                           3,770
     448   Group 1 Automotive, Inc.                   11,845
     696   Haverty Furniture Cos., Inc.                7,120
     993   Home Depot (The), Inc.                     30,455
   1,829   Hot Topic, Inc. (b)                        10,151
     651   Jo-Ann Stores, Inc. (b)                     8,248
   1,767   Limited Brands, Inc.                       33,732
     775   Lithia Motors, Inc., Class A               11,850
     395   Men's Wearhouse (The), Inc.                10,069
   2,404   Office Depot, Inc. (b)                     35,650
   1,619   OfficeMax, Inc.                            40,102
     545   Pep Boys-Manny, Moe & Jack (The)            5,957
     806   PetSmart, Inc.                             18,433
   1,984   RadioShack Corp.                           34,422
   1,684   Rent-A-Center, Inc. (b)                    28,796
     346   Sherwin-Williams (The) Co.                 19,795
     550   Sonic Automotive, Inc., Class A            11,028
   2,246   Stein Mart, Inc.                           14,352
     291   Tiffany & Co.                              11,611
     236   Tween Brands, Inc. (b)                      7,559
     663   Zale Corp. (b)                             10,873
                                               -------------
                                                     601,091
                                               -------------
           TEXTILES, APPAREL & LUXURY
              GOODS--1.9%
   1,643   Liz Claiborne, Inc.                        35,965
     463   Maidenform Brands, Inc. (b)                 5,741
     421   Movado Group, Inc.                         10,197
     413   Oxford Industries, Inc.                     9,404
     515   Phillips-Van Heusen Corp.                  21,702
     730   Quiksilver, Inc. (b)                        6,957
     546   Skechers U.S.A., Inc., Class A (b)         10,931
     224   UniFirst Corp.                              9,148


Page 70                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           TEXTILES, APPAREL & LUXURY
              GOODS (CONTINUED)
     390   VF Corp.                           $       30,174
     174   Wolverine World Wide, Inc.                  4,404
                                               -------------
                                                     144,623
                                               -------------
           THRIFTS & MORTGAGE
              FINANCE--2.3%
      89   Anchor BanCorp Wisconsin, Inc.              2,225
   1,234   BankUnited Financial Corp., Class A         7,318
     998   Corus Bankshares, Inc.                     12,695
   2,244   Countrywide Financial Corp.                15,618
     274   Downey Financial Corp.                      9,453
     394   First Niagara Financial Group, Inc.         5,012
     297   FirstFed Financial Corp. (b)               12,459
   1,222   Flagstar Bancorp, Inc.                     10,082
   1,976   Franklin Bank Corp. (b)                    11,619
   3,188   IndyMac Bancorp, Inc.                      26,045
   1,841   PMI Group (The), Inc.                      17,490
     587   Sovereign Bancorp, Inc. (b)                 7,320
     213   Triad Guaranty, Inc. (b)                    1,489
   1,966   Washington Mutual, Inc.                    39,162
                                               -------------
                                                     177,987
                                               -------------
           TOBACCO--0.2%
     101   Reynolds American, Inc.                     6,396
     185   Universal Corp.                             9,215
                                               -------------
                                                      15,611
                                               -------------
           TRADING COMPANIES &
              DISTRIBUTORS--0.8%
     147   Applied Industrial Technologies,
              Inc.                                     4,438
     517   GATX Corp.                                 19,439
     234   MSC Industrial Direct Co., Inc.,
              Class A                                  9,610
   1,332   United Rentals, Inc. (b)                   24,310
     116   Watsco, Inc.                                4,278
                                               -------------
                                                      62,075
                                               -------------
           WIRELESS TELECOMMUNICATION
              SERVICES--0.4%
   2,038   Sprint Nextel Corp.                        21,461
     152   Telephone and Data Systems, Inc.            8,016
                                               -------------
                                                      29,477
                                               -------------

           TOTAL COMMON STOCKS--100.0%
           (Cost $8,456,816)                       7,700,516

           MONEY MARKET FUND--0.6%
  47,266   J.P. Morgan Institutional Treasury
              Money Market Fund--2.03% (c)
           (Cost $47,266)                             47,266
                                               -------------


           DESCRIPTION                                 VALUE
           -------------------------------------------------


           TOTAL INVESTMENTS--100.6%
           (Cost $8,504,082)                   $   7,747,782
           NET OTHER ASSETS AND
              LIABILITIES--(0.6%)                    (46,038)
                                               -------------
           NET ASSETS--100.0%                  $   7,701,744
                                               =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.


                    See Notes to Financial Statements                   Page 71

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND

Portfolio of Investments (a)
January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


            COMMON STOCKS--99.6%
            AEROSPACE & DEFENSE--4.9%
     267   AAR Corp. (b)                     $         7,866
     198   Alliant Techsystems, Inc. (b)              20,958
     426   BE Aerospace, Inc. (b)                     16,448
      64   Boeing (The) Co.                            5,324
     207   Cubic Corp.                                 5,560
     162   Curtiss-Wright Corp.                        6,755
     320   DRS Technologies, Inc.                     17,174
     157   Esterline Technologies Corp. (b)            7,315
     170   GenCorp, Inc. (b)                           1,996
     253   General Dynamics Corp.                     21,368
     410   Goodrich Corp.                             25,645
     366   Honeywell International, Inc.              21,620
     273   L-3 Communications Holdings, Inc.          30,256
     161   Lockheed Martin Corp.                      17,375
     177   Moog, Inc., Class A (b)                     8,149
     162   Precision Castparts Corp.                  18,436
     157   Rockwell Collins, Inc.                      9,922
     152   Teledyne Technologies, Inc. (b)             7,848
     123   Triumph Group, Inc.                         6,642
     221   United Technologies Corp.                  16,224
                                               -------------
                                                     272,881
                                               -------------
           AIR FREIGHT & LOGISTICS--0.6%
     312   C.H. Robinson Worldwide, Inc.              17,328
     252   Expeditors International of
              Washington, Inc.                        11,917
      74   Hub Group, Inc., Class A (b)                2,156
                                               -------------
                                                      31,401
                                               -------------
           AIRLINES--0.1%
     302   SkyWest, Inc.                               7,858
                                               -------------
           AUTO COMPONENTS--0.7%
     465   BorgWarner, Inc.                           23,533
     200   Goodyear Tire & Rubber
              (The) Co. (b)                            5,034
     313   Johnson Controls, Inc.                     11,071
                                               -------------
                                                      39,638
                                               -------------
           BEVERAGES--1.5%
     108   Anheuser-Busch Cos., Inc.                   5,024
      53   Boston Beer (The) Co., Inc., Class A (b)    1,884
     152   Brown-Forman Corp., Class B                 9,573
     275   Coca-Cola (The) Co.                        16,272
      98   Hansen Natural Corp. (b)                    3,779
     571   Pepsi Bottling Group (The), Inc.           19,898
     676   PepsiAmericas, Inc.                        16,657
     148   PepsiCo, Inc.                              10,092
                                               -------------
                                                      83,179
                                               -------------
           BIOTECHNOLOGY--1.6%
      99   Biogen Idec, Inc. (b)                       6,034
      61   Cephalon, Inc. (b)                          4,003
     303   Genzyme Corp. (b)                          23,673
     490   Gilead Sciences, Inc. (b)                  22,388


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           BIOTECHNOLOGY (CONTINUED)
     235   LifeCell Corp. (b)                $         9,285
     201   Martek Biosciences Corp. (b)                5,729
     580   Millennium Pharmaceuticals, Inc. (b)        8,799
     168   Regeneron Pharmaceuticals, Inc. (b)         3,407
     177   Savient Pharmaceuticals, Inc. (b)           3,425
                                               -------------
                                                      86,743
                                               -------------
           BUILDING PRODUCTS--0.2%
     241   Trane, Inc.                                10,792
                                               -------------
           CAPITAL MARKETS--3.8%
     661   Charles Schwab (The) Corp.                 14,740
     298   Eaton Vance Corp.                          11,106
     274   Federated Investors, Inc., Class B         11,664
     105   Goldman Sachs Group (The), Inc.            21,081
     170   Investment Technology Group,
              Inc. (b)                                 7,985
     686   Janus Capital Group, Inc.                  18,529
     189   Jefferies Group, Inc.                       3,822
     294   Northern Trust Corp.                       21,568
     300   optionsXpress Holdings, Inc.                8,136
     414   Raymond James Financial, Inc.              11,629
     420   SEI Investments Co.                        11,634
     357   State Street Corp.                         29,317
     370   T. Rowe Price Group, Inc.                  18,718
     418   TradeStation Group, Inc. (b)                4,556
     482   Waddell & Reed Financial, Inc.,
              Class A                                 15,993
                                               -------------
                                                     210,478
                                               -------------
           CHEMICALS--3.4%
     228   Air Products and Chemicals, Inc.           20,525
     334   Airgas, Inc.                               15,501
     205   CF Industries Holdings, Inc.               21,920
     330   Ecolab, Inc.                               15,923
     319   FMC Corp.                                  16,958
     130   Minerals Technologies, Inc.                 7,072
     259   Monsanto Co.                               29,121
     254   Praxair, Inc.                              20,551
     413   Sigma-Aldrich Corp.                        20,510
     472   Terra Industries, Inc. (b)                 21,273
                                               -------------
                                                     189,354
                                               -------------
           COMMERCIAL BANKS--1.0%
     104   Alabama National BanCorp.                   8,138
     219   Boston Private Financial Holdings,
              Inc.                                     5,000
     295   Commerce Bancorp, Inc.                     11,242
     106   Glacier Bancorp, Inc.                       1,973
     124   PrivateBancorp, Inc.                        4,563
      67   Prosperity Bancshares, Inc.                 1,926
     176   Signature Bank (b)                          5,898
     268   SVB Financial Group (b)                    12,971
     106   UMB Financial Corp.                         4,466
                                               -------------
                                                      56,177
                                               -------------


Page 72              See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           COMMERCIAL SERVICES &
              SUPPLIES--2.4%
     337   Bowne & Co., Inc.                 $         4,145
     226   Brink's (The) Co.                          13,702
     409   Copart, Inc. (b)                           16,721
     280   Healthcare Services Group, Inc.             6,793
     417   Herman Miller, Inc.                        13,252
     364   Interface, Inc., Class A                    5,809
     231   Korn/Ferry International (b)                3,717
     335   Mine Safety Appliances Co.                 14,951
     318   Navigant Consulting, Inc. (b)               3,765
     139   Republic Services, Inc.                     4,170
     704   Rollins, Inc.                              12,524
     293   Stericycle, Inc. (b)                       17,364
     276   Tetra Tech, Inc. (b)                        5,434
     192   Waste Connections, Inc. (b)                 5,599
     128   Watson Wyatt Worldwide, Inc.,
              Class A                                  6,291
                                               -------------
                                                     134,237
                                               -------------
           COMMUNICATIONS EQUIPMENT--1.7%
     181   Blue Coat Systems, Inc. (b)                 4,863
     275   CommScope, Inc. (b)                        12,196
     110   Comtech Telecommunications
              Corp. (b)                                4,928
     418   Digi International, Inc. (b)                4,895
     326   Dycom Industries, Inc. (b)                  7,700
     496   Foundry Networks, Inc. (b)                  6,845
     360   Harris Corp.                               19,689
     339   Juniper Networks, Inc. (b)                  9,204
     284   NETGEAR, Inc. (b)                           7,571
     482   Network Equipment Technologies,
              Inc. (b)                                 3,586
     167   Plantronics, Inc.                           3,190
     156   Polycom, Inc. (b)                           3,939
     172   ViaSat, Inc. (b)                            3,572
                                               -------------
                                                      92,178
                                               -------------
           COMPUTERS & PERIPHERALS--1.6%
     146   Apple, Inc. (b)                            19,762
     608   EMC Corp. (b)                               9,649
     446   Hewlett-Packard Co.                        19,513
     226   Hutchinson Technology, Inc. (b)             3,564
      52   International Business Machines
              Corp.                                    5,582
     136   Intevac, Inc. (b)                           1,481
     230   Stratasys, Inc. (b)                         5,083
     144   Synaptics, Inc. (b)                         3,816
     746   Western Digital Corp. (b)                  19,731
                                               -------------
                                                      88,181
                                               -------------
           CONSTRUCTION &
              ENGINEERING--1.2%
     199   Fluor Corp.                                24,212
     303   Jacobs Engineering Group, Inc. (b)         23,161
     331   Quanta Services, Inc. (b)                   7,256


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           CONSTRUCTION &
              ENGINEERING (CONTINUED)
     168   Shaw Group (The), Inc. (b)        $         9,492
                                               -------------
                                                      64,121
                                               -------------
           CONSUMER FINANCE--0.1%
     816   Rewards Network, Inc. (b)                   4,015
                                               -------------
           CONTAINERS & PACKAGING--0.3%
     248   AptarGroup, Inc.                            9,355
     125   Ball Corp.                                  5,736
                                               -------------
                                                      15,091
                                               -------------
           DISTRIBUTORS--0.2%
     482   LKQ Corp. (b)                               8,623
                                               -------------
           DIVERSIFIED CONSUMER
              SERVICES--1.9%
     321   Apollo Group, Inc., Class A (b)            25,596
      57   Bright Horizons Family Solutions,
              Inc. (b)                                 2,426
      70   Coinstar, Inc. (b)                          2,153
     282   Corinthian Colleges, Inc. (b)               2,383
     335   DeVry, Inc.                                18,489
     185   Matthews International Corp.,
              Class A                                  9,041
      73   Pre-Paid Legal Services, Inc. (b)           4,055
   1,604   Service Corp. International                19,296
     114   Sotheby's                                   3,542
     102   Strayer Education, Inc.                    17,603
                                               -------------
                                                     104,584
                                               -------------
           DIVERSIFIED FINANCIAL
              SERVICES--1.4%
      42   CME Group, Inc.                            25,994
     151   IntercontinentalExchange, Inc. (b)         21,134
     359   Leucadia National Corp.                    15,857
     193   NYSE Euronext                              15,179
                                               -------------
                                                      78,164
                                               -------------
           ELECTRIC UTILITIES--0.4%
     266   Allegheny Energy, Inc.                     14,574
     232   El Paso Electric Co. (b)                    5,436
                                               -------------
                                                      20,010
                                               -------------
           ELECTRICAL EQUIPMENT--1.6%
     371   AMETEK, Inc.                               16,339
     121   Baldor Electric Co.                         3,664
     169   Brady Corp., Class A                        5,133
     213   Cooper Industries Ltd., Class A             9,487
     398   Emerson Electric Co.                       20,233
      82   Rockwell Automation, Inc.                   4,676
     216   Roper Industries, Inc.                     12,079
     381   Vicor Corp.                                 4,690
     149   Woodward Governor Co.                       9,354
                                               -------------
                                                      85,655
                                               -------------


                    See Notes to Financial Statements                   Page 73

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           ELECTRONIC EQUIPMENT &
              INSTRUMENTS--2.0%
     486   Amphenol Corp., Class A           $        19,411
      95   Anixter International, Inc. (b)             6,656
     660   Brightpoint, Inc. (b)                       8,395
     312   Checkpoint Systems, Inc. (b)                7,413
      88   Daktronics, Inc.                            1,803
      73   FARO Technologies, Inc. (b)                 1,743
     324   FLIR Systems, Inc. (b)                      9,811
     106   Itron, Inc. (b)                             8,734
     504   Mercury Computer Systems, Inc. (b)          4,183
      95   MTS Systems Corp.                           3,193
     130   National Instruments Corp.                  3,492
     927   Planar Systems, Inc. (b)                    5,247
     226   Plexus Corp. (b)                            5,105
     303   RadiSys Corp. (b)                           4,118
      94   Rogers Corp. (b)                            2,934
     313   ScanSource, Inc. (b)                        9,910
      65   Trimble Navigation Ltd. (b)                 1,719
     696   TTM Technologies, Inc. (b)                  7,078
                                               -------------
                                                     110,945
                                               -------------
           ENERGY EQUIPMENT &
              SERVICES--5.2%
     101   Atwood Oceanics, Inc. (b)                   8,392
      69   Baker Hughes, Inc.                          4,480
     270   Basic Energy Services, Inc. (b)             4,830
     179   Bristow Group, Inc. (b)                     9,013
     468   Cameron International Corp. (b)            18,842
     146   Dril-Quip, Inc. (b)                         7,087
     213   Exterran Holdings, Inc. (b)                13,896
     397   FMC Technologies, Inc. (b)                 19,120
     244   Grant Prideco, Inc. (b)                    12,146
     128   Gulf Island Fabrication, Inc.               3,203
     446   Halliburton Co.                            14,794
     195   Helix Energy Solutions Group,
              Inc. (b)                                 7,209
     562   Helmerich & Payne, Inc.                    22,042
     132   Hornbeck Offshore Services,
              Inc. (b)                                 5,106
     643   ION Geophysical Corp. (b)                   7,973
     465   Matrix Service Co. (b)                      8,379
     150   NATCO Group, Inc., Class A (b)              6,867
     394   National Oilwell Varco, Inc. (b)           23,730
     513   Noble Corp.                                22,453
     120   Oceaneering International, Inc. (b)         6,910
     172   Schlumberger Ltd.                          12,979
     392   Smith International, Inc.                  21,250
     191   Superior Well Services, Inc. (b)            3,723
      39   Transocean, Inc. (b)                        4,781
     328   Weatherford International Ltd. (b)         20,274
                                               -------------
                                                     289,479
                                               -------------
           FOOD & STAPLES RETAILING--2.4%
     226   Andersons (The), Inc.                      10,294


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           FOOD & STAPLES RETAILING (CONTINUED)
     400   BJ's Wholesale Club, Inc. (b)     $        12,976
     342   Casey's General Stores, Inc.                8,892
     415   Costco Wholesale Corp.                     28,195
     729   CVS Caremark Corp.                         28,482
     181   Sysco Corp.                                 5,258
     320   United Natural Foods, Inc. (b)              7,674
     474   Wal-Mart Stores, Inc.                      24,117
     138   Whole Foods Market, Inc.                    5,443
                                               -------------
                                                     131,331
                                               -------------
           FOOD PRODUCTS--1.6%
     624   Archer-Daniels-Midland Co.                 27,488
     347   Flowers Foods, Inc.                         8,328
      99   General Mills, Inc.                         5,406
     254   Hain Celestial Group (The), Inc. (b)        6,858
     334   Hormel Foods Corp.                         12,940
     107   Kellogg Co.                                 5,125
     149   McCormick & Co., Inc.                       5,024
     167   Ralcorp Holdings, Inc. (b)                  9,086
      96   Wm. Wrigley Jr. Co.                         5,513
                                               -------------
                                                      85,768
                                               -------------
           GAS UTILITIES--0.3%
     135   Energen Corp.                               8,491
      82   Equitable Resources, Inc.                   4,572
     104   Questar Corp.                               5,295
                                               -------------
                                                      18,358
                                               -------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES--4.4%
     137   American Medical Systems
              Holdings, Inc. (b)                       1,958
      60   Analogic Corp.                              3,544
      84   ArthroCare Corp. (b)                        3,363
     194   Baxter International, Inc.                 11,784
     119   Beckman Coulter, Inc.                       7,914
     135   Becton, Dickinson and Co.                  11,682
     178   C.R. Bard, Inc.                            17,189
      86   CONMED Corp. (b)                            2,090
     300   DENTSPLY International, Inc.               12,393
      69   Gen-Probe, Inc. (b)                         3,943
      94   Haemonetics Corp. (b)                       5,625
     253   Hologic, Inc. (b)                          16,283
     528   Hospira, Inc. (b)                          21,705
     138   IDEXX Laboratories, Inc. (b)                7,779
     175   Immucor, Inc. (b)                           5,047
      97   Integra LifeSciences Holdings (b)           4,035
      69   Intuitive Surgical, Inc. (b)               17,526
     136   Kensey Nash Corp. (b)                       3,692
     162   Kinetic Concepts, Inc. (b)                  8,064
     197   Meridian Bioscience, Inc.                   6,188
     427   Merit Medical Systems, Inc. (b)             6,866
     407   Possis Medical, Inc. (b)                    5,690
     257   ResMed, Inc. (b)                           11,971
     155   Respironics, Inc. (b)                      10,154


Page 74             See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           HEALTH CARE EQUIPMENT &
              SUPPLIES (CONTINUED)
     139   St. Jude Medical, Inc. (b)        $         5,631
     151   STERIS Corp.                                3,742
     302   Stryker Corp.                              20,224
      75   SurModics, Inc. (b)                         3,275
     233   Symmetry Medical, Inc. (b)                  4,241
                                               -------------
                                                     243,598
                                               -------------
           HEALTH CARE PROVIDERS &
              SERVICES--6.4%
     502   Aetna, Inc.                                26,737
     209   Amedisys, Inc. (b)                          8,910
     278   AMERIGROUP Corp. (b)                       10,431
     115   AMN Healthcare Services, Inc. (b)           1,796
     300   AmSurg Corp. (b)                            7,728
     370   Centene Corp. (b)                           8,858
      73   Chemed Corp.                                3,740
     315   CIGNA Corp.                                15,485
     472   Community Health Systems, Inc. (b)         15,151
     380   Coventry Health Care, Inc. (b)             21,500
     397   Express Scripts, Inc. (b)                  26,794
      90   Health Net, Inc. (b)                        4,184
     311   HealthExtras, Inc. (b)                      8,599
     139   Healthways, Inc. (b)                        7,826
     283   Henry Schein, Inc. (b)                     16,451
     385   Humana, Inc. (b)                           30,916
      64   inVentiv Health, Inc. (b)                   2,105
      75   Laboratory Corp. of America
              Holdings (b)                             5,541
     238   LHC Group, Inc. (b)                         5,488
     572   Medco Health Solutions, Inc. (b)           28,646
     262   Molina Healthcare, Inc. (b)                 8,937
     367   Odyssey HealthCare, Inc. (b)                3,233
      87   Pediatrix Medical Group, Inc. (b)           5,924
     303   PSS World Medical, Inc. (b)                 5,239
     134   Psychiatric Solutions, Inc. (b)             4,043
     141   Sierra Health Services, Inc. (b)            6,060
     498   UnitedHealth Group, Inc.                   25,318
     393   VCA Antech, Inc. (b)                       15,193
     330   WellPoint, Inc. (b)                        25,806
                                               -------------
                                                     356,639
                                               -------------
           HEALTH CARE TECHNOLOGY--0.4%
     154   Cerner Corp. (b)                            8,069
     220   Omnicell, Inc. (b)                          5,518
     373   Phase Forward, Inc. (b)                     6,434
                                               -------------
                                                      20,021
                                               -------------
           HOTELS, RESTAURANTS &
              LEISURE--1.6%
     367   Cheesecake Factory (The), Inc. (b)          8,019
     153   Chipotle Mexican Grill, Inc.,
              Class A (b)                             18,626
     287   McDonald's Corp.                           15,369
      55   Panera Bread Co., Class A (b)               2,078


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           HOTELS, RESTAURANTS &
              LEISURE (CONTINUED)
      87   Papa John's International, Inc. (b)   $     2,200
     279   Peet's Coffee & Tea, Inc. (b)               6,121
     131   Scientific Games Corp., Class A (b)         3,118
      90   Sonic Corp. (b)                             1,996
     367   Texas Roadhouse, Inc. (b)                   4,430
     221   WMS Industries, Inc. (b)                    8,265
     589   Yum! Brands, Inc.                          20,121
                                               -------------
                                                      90,343
                                               -------------
           HOUSEHOLD DURABLES--0.1%
     243   Universal Electronics, Inc. (b)             5,786
                                               -------------
           HOUSEHOLD PRODUCTS--1.4%
     321   Church & Dwight Co., Inc.                  17,084
      86   Clorox (The) Co.                            5,274
     289   Colgate-Palmolive Co.                      22,252
     121   Energizer Holdings, Inc. (b)               11,328
      81   Kimberly-Clark Corp.                        5,318
     153   Procter & Gamble (The) Co.                 10,090
     156   WD-40 Co.                                   5,267
                                               -------------
                                                      76,613
                                               -------------
           INDEPENDENT POWER PRODUCERS
              & ENERGY TRADERS--0.8%
     790   AES (The) Corp. (b)                        15,073
     283   Constellation Energy Group                 26,591
                                               -------------
                                                      41,664
                                               -------------
           Industrial Conglomerates--0.4%
     406   Textron, Inc.                              22,756
                                               -------------
           INSURANCE--1.8%
     270   AFLAC, Inc.                                16,559
     473   Aon Corp.                                  20,586
      49   Hilb Rogal and Hobbs Co.                    1,773
     156   Navigators Group (The), Inc. (b)            9,006
     103   Philadelphia Consolidated
              Holding Co. (b)                          3,687
     327   Principal Financial Group, Inc.            19,492
     121   Prudential Financial, Inc.                 10,209
     173   StanCorp Financial Group, Inc.              8,513
     243   Tower Group, Inc.                           7,100
      44   Zenith National Insurance Corp.             1,752
                                               -------------
                                                      98,677
                                               -------------
           INTERNET & CATALOG RETAIL--1.1%
     313   Amazon.com, Inc. (b)                       24,320
      60   Blue Nile, Inc. (b)                         3,315
     534   Expedia, Inc. (b)                          12,293
     846   Netflix, Inc. (b)                          21,277
     164   PetMed Express, Inc. (b)                    2,025
                                               -------------
                                                      63,230
                                               -------------


                    See Notes to Financial Statements                   Page 75

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           INTERNET SOFTWARE & SERVICES--0.8%
     123   Bankrate, Inc. (b)                 $        6,670
      59   DealerTrack Holdings, Inc. (b)              1,591
     170   eBay, Inc. (b)                              4,571
      42   Google, Inc., Class A (b)                  23,701
     300   VeriSign, Inc. (b)                         10,176
                                               -------------
                                                      46,709
                                               -------------
           IT SERVICES--1.7%
     116   Alliance Data Systems Corp. (b)             5,866
      44   CACI International Inc., Class A (b)        1,918
     571   CyberSource Corp. (b)                       9,564
      53   DST Systems, Inc. (b)                       3,790
     135   Fidelity National Information
              Services, Inc.                           5,731
     203   Fiserv, Inc. (b)                           10,428
     187   Global Payments, Inc.                       6,994
     231   ManTech International Corp.,
              Class A (b)                              9,448
      51   MAXIMUS, Inc.                               1,799
     459   SRA International, Inc., Class A (b)       12,590
     451   Sykes Enterprises, Inc. (b)                 7,121
     696   Western Union Co.                          15,591
     114   Wright Express Corp. (b)                    3,413
                                               -------------
                                                      94,253
                                               -------------
           LEISURE EQUIPMENT &
              PRODUCTS--0.1%
      85   Polaris Industries, Inc.                    3,692
                                               -------------
           LIFE SCIENCES TOOLS &
              SERVICES--3.4%
     166   Applera Corp. - Applied Biosystems
              Group                                    5,234
     264   Charles River Laboratories
              International, Inc. (b)                 16,394
     201   Covance, Inc. (b)                          16,715
      72   Dionex Corp. (b)                            5,047
     318   Enzo Biochem, Inc. (b)                      2,970
     145   Invitrogen Corp. (b)                       12,422
     207   Kendle International, Inc. (b)              8,775
     154   Millipore Corp. (b)                        10,803
     210   PAREXEL International Corp. (b)            11,426
     217   PerkinElmer, Inc.                           5,401
     335   Pharmaceutical Product Development,
              Inc.                                    14,526
     259   Pharmanet Development Group,
              Inc. (b)                                10,557
     132   Techne Corp. (b)                            8,580
     391   Thermo Fisher Scientific, Inc. (b)         20,133
     207   Varian, Inc. (b)                           11,230
     155   Ventana Medical Systems, Inc. (b)          13,803
     285   Waters Corp. (b)                           16,373
                                               -------------
                                                     190,389
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           MACHINERY--6.5%
     331   AGCO Corp. (b)                     $       19,933
     109   Albany International Corp., Class A         3,816
     155   Caterpillar, Inc.                          11,027
     107   CLARCOR, Inc.                               4,014
     203   Crane Co.                                   8,297
     455   Cummins, Inc.                              21,967
     257   Danaher Corp.                              19,134
     242   Deere & Co.                                21,238
     375   Donaldson Co., Inc.                        15,713
     174   Eaton Corp.                                14,400
     234   Flowserve Corp.                            19,216
     352   Harsco Corp.                               20,036
     241   IDEX Corp.                                  7,526
     171   ITT Corp.                                  10,163
     264   Joy Global, Inc.                           16,645
      74   Kaydon Corp.                                3,233
     122   Lincoln Electric Holdings, Inc.             7,521
     143   Lindsay Corp.                               8,726
     593   Manitowoc (The) Co., Inc.                  22,605
     233   Nordson Corp.                              11,622
      92   Oshkosh Truck Corp.                         4,210
     279   Pall Corp.                                 10,292
     299   Parker Hannifin Corp.                      20,215
     134   Robbins & Myers, Inc.                       8,882
     219   SPX Corp.                                  22,031
      86   Terex Corp. (b)                             5,053
      75   Toro (The) Co.                              3,701
      91   Valmont Industries, Inc.                    7,617
     252   Wabtec Corp.                                8,666
                                               -------------
                                                     357,499
                                               -------------
           MARINE--0.1%
     175   Kirby Corp. (b)                             8,047
                                               -------------
           MEDIA--1.0%
     203   John Wiley & Sons, Inc., Class A            8,002
     275   News Corp., Class A                         5,198
     119   Omnicom Group, Inc.                         5,399
   1,157   Valassis Communications, Inc. (b)          11,061
     513   Viacom, Inc., Class B (b)                  19,884
       7   Washington Post (The) Co., Class B          5,208
                                               -------------
                                                      54,752
                                               -------------
           METALS & MINING--3.4%
     281   AMCOL International Corp.                   6,890
     110   Brush Engineered Materials, Inc. (b)        3,148
     300   Carpenter Technology Corp.                 18,492
     150   Century Aluminum Co. (b)                    7,799
     172   Cleveland-Cliffs, Inc.                     17,516
     295   Commercial Metals Co.                       8,363
     283   Freeport-McMoRan Copper &
              Gold, Inc.                              25,196
     346   Newmont Mining Corp.                       18,802
     190   Nucor Corp.                                10,982
     156   Quanex Corp.                                8,176
     416   Reliance Steel & Aluminum Co.              20,471
     378   Steel Dynamics, Inc.                       19,713


Page 76             See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           METALS & MINING (CONTINUED)
     240   United States Steel Corp.          $       24,506
                                               -------------
                                                     190,054
                                               -------------
           MULTILINE RETAIL--0.3%
     837   Saks, Inc. (b)                             15,108
                                               -------------
           OIL, GAS & CONSUMABLE
              FUELS--7.4%
     441   Anadarko Petroleum Corp.                   25,838
     210   Apache Corp.                               20,042
     301   Arch Coal, Inc.                            13,244
     104   Bill Barrett Corp. (b)                      4,344
     100   Cabot Oil & Gas Corp.                       3,869
     431   Chesapeake Energy Corp.                    16,046
     102   Cimarex Energy Co.                          4,163
     128   ConocoPhillips                             10,281
     236   CONSOL Energy, Inc.                        17,228
     584   Denbury Resources, Inc. (b)                14,775
     127   Devon Energy Corp.                         10,792
     405   Encore Acquisition Co. (b)                 13,203
     126   EOG Resources, Inc.                        11,025
     120   Exxon Mobil Corp.                          10,368
     214   Frontier Oil Corp.                          7,548
     287   Hess Corp.                                 26,069
     341   Murphy Oil Corp.                           25,077
     165   Newfield Exploration Co. (b)                8,230
     213   Noble Energy, Inc.                         15,460
     366   Peabody Energy Corp.                       19,771
      93   Penn Virginia Corp.                         3,963
      69   Petroleum Development Corp. (b)             3,968
      89   Pioneer Natural Resources Co.               3,729
     378   Quicksilver Resources, Inc. (b)            21,482
     439   Range Resources Corp.                      22,925
     404   Southwestern Energy Co. (b)                22,588
     154   St. Mary Land & Exploration Co.             5,425
     216   Stone Energy Corp. (b)                      8,856
     156   Sunoco, Inc.                                9,703
     241   Valero Energy Corp.                        14,265
     329   XTO Energy, Inc.                           17,088
                                               -------------
                                                     411,365
                                               -------------
           PERSONAL PRODUCTS--0.8%
     354   Alberto-Culver Co.                          9,484
     428   Avon Products, Inc.                        14,988
     107   Chattem, Inc. (b)                           8,209
     258   Estee Lauder (The) Cos., Inc.,
              Class A                                 10,888
                                               -------------
                                                      43,569
                                               -------------
           PHARMACEUTICALS--1.8%
     201   Abbott Laboratories                        11,316
     175   Allergan, Inc.                             11,758
     212   Barr Pharmaceuticals, Inc. (b)             11,064
     100   Bradley Pharmaceuticals, Inc. (b)           1,989
     106   Eli Lilly and Co.                           5,461


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           PHARMACEUTICALS (CONTINUED)
      84   Johnson & Johnson                  $        5,314
     291   Merck & Co., Inc.                          13,467
     724   Par Pharmaceutical Cos., Inc. (b)          13,887
     497   Perrigo Co.                                15,328
      97   Sciele Pharma, Inc. (b)                     2,320
     208   Watson Pharmaceuticals, Inc. (b)            5,431
                                               -------------
                                                      97,335
                                               -------------
           REAL ESTATE INVESTMENT
              TRUSTS--0.3%
     138   Extra Space Storage, Inc.                   2,089
     267   ProLogis                                   15,847
                                               -------------
                                                      17,936
                                               -------------
           ROAD & RAIL--0.3%
     140   Heartland Express, Inc.                     2,275
     315   J.B. Hunt Transport Services, Inc.          9,797
      47   Landstar System, Inc.                       2,351
                                               -------------
                                                      14,423
                                               -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT--1.4%
     197   AMIS Holdings, Inc. (b)                     1,440
     126   ATMI, Inc. (b)                              3,314
     625   Cypress Semiconductor Corp. (b)            13,281
     197   Diodes, Inc. (b)                            4,561
     211   Intel Corp.                                 4,473
     327   MEMC Electronic Materials, Inc. (b)        23,367
      89   Microsemi Corp. (b)                         2,022
     497   NVIDIA Corp. (b)                           12,221
     434   Pericom Semiconductor Corp. (b)             5,885
     233   Skyworks Solutions, Inc. (b)                1,876
     104   Standard Microsystems Corp. (b)             3,112
      53   Varian Semiconductor Equipment
              Associates, Inc. (b)                     1,707
                                               -------------
                                                      77,259
                                               -------------
           SOFTWARE--4.4%
     759   Activision, Inc. (b)                       19,634
     132   Adobe Systems, Inc. (b)                     4,611
     321   Advent Software, Inc. (b)                  14,496
     245   ANSYS, Inc. (b)                             8,553
     226   Autodesk, Inc. (b)                          9,300
     289   Blackbaud, Inc.                             7,997
     316   BMC Software, Inc. (b)                     10,125
     445   Citrix Systems, Inc. (b)                   15,405
     280   Concur Technologies, Inc. (b)               9,817
      96   Electronic Arts, Inc. (b)                   4,548
     114   EPIQ Systems, Inc. (b)                      1,682
     450   Informatica Corp. (b)                       8,690
     356   Intuit, Inc. (b)                           10,926
     179   Jack Henry & Associates, Inc.               4,400
     396   JDA Software Group, Inc. (b)                7,045
     154   Manhattan Associates, Inc. (b)              3,818
     361   McAfee, Inc. (b)                           12,151
     116   MICROS Systems, Inc. (b)                    7,143


                    See Notes to Financial Statements                   Page 77

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           COMMON STOCKS (CONTINUED)
           SOFTWARE (CONTINUED)
     633   Microsoft Corp.                    $       20,635
     748   Oracle Corp. (b)                           15,371
     315   Phoenix Technologies Ltd. (b)               4,788
     176   Progress Software Corp. (b)                 5,196
     471   Radiant Systems, Inc. (b)                   5,727
     845   Secure Computing Corp. (b)                  7,563
      55   SPSS, Inc. (b)                              1,818
     518   Sybase, Inc. (b)                           14,618
     107   Take-Two Interactive Software,
              Inc. (b)                                 1,759
     144   THQ, Inc. (b)                               2,593
     153   Tyler Technologies, Inc. (b)                2,047
                                               -------------
                                                     242,456
                                               -------------
           SPECIALTY RETAIL--3.5%
     211   Abercrombie & Fitch Co., Class A           16,815
     229   Advance Auto Parts, Inc.                    8,171
     656   Aeropostale, Inc. (b)                      18,480
      47   AutoZone, Inc. (b)                          5,681
     550   Best Buy Co., Inc.                         26,845
     220   CarMax, Inc. (b)                            4,906
     313   Dick's Sporting Goods, Inc. (b)            10,188
     466   GameStop Corp., Class A (b)                24,105
     794   Gap (The), Inc.                            15,181
     115   Guess ?, Inc.                               4,291
      65   Gymboree (The) Corp. (b)                    2,484
      70   Jos. A. Bank Clothiers, Inc. (b)            1,907
     134   O'Reilly Automotive, Inc. (b)               3,944
     170   Ross Stores, Inc.                           4,956
     733   Staples, Inc.                              17,548
     392   TJX (The) Cos., Inc.                       12,372
     638   Urban Outfitters, Inc. (b)                 18,502
                                               -------------
                                                     196,376
                                               -------------
           TEXTILES, APPAREL & LUXURY
              GOODS--1.2%
      54   Crocs, Inc. (b)                             1,879
      65   Deckers Outdoor Corp. (b)                   7,881
     242   Fossil, Inc. (b)                            8,223
     320   Hanesbrands, Inc. (b)                       8,195
     101   Iconix Brand Group, Inc. (b)                2,100
     351   NIKE, Inc., Class B                        21,677
     389   Warnaco Group (The), Inc. (b)              13,961
                                               -------------
                                                      63,916
                                               -------------
           Thrifts & Mortgage Finance--0.3%
   1,125   Hudson City Bancorp, Inc.                  18,428
                                               -------------
           TRADING COMPANIES &
              DISTRIBUTORS--0.3%
     108   Fastenal Co.                                4,364
     129   W.W. Grainger, Inc.                        10,265
                                               -------------
                                                      14,629
                                               -------------


  SHARES   DESCRIPTION                                 VALUE
------------------------------------------------------------


           WIRELESS TELECOMMUNICATION
              SERVICES--0.1%
     132   American Tower Corp., Class A (b)  $        4,954
                                               -------------

           TOTAL COMMON STOCKS--99.6%
           (Cost $5,631,595)                       5,501,717

           MONEY MARKET FUND--1.2%
  64,009   J.P. Morgan Institutional Treasury
              Money Market Fund--2.03% (c)
           (Cost $64,009)                             64,009
                                               -------------

           TOTAL INVESTMENTS--100.8%
           (Cost $5,695,604)                       5,565,726
           NET OTHER ASSETS AND
              LIABILITIES--(0.8%)                    (41,680)
                                               -------------
           NET ASSETS--100.0%                  $   5,524,046
                                               =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at January 31, 2008.



Page 78              See Notes to Financial Statements

                      This page intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

Statements of Assets and Liabilities
January 31, 2008 (Unaudited)


                                                                       First Trust          First Trust
                                                                       Consumer             Consumer            First Trust
                                                                       Discretionary        Staples             Energy
                                                                       AlphaDEX(TM) Fund    AlphaDEX(TM) Fund   AlphaDEX(TM) Fund
                                                                       -----------------    -----------------   -----------------

ASSETS:
Investments at value ................................................     $   1,718,827        $   2,709,758       $   5,325,705
Cash ...............................................................                 --                   --                  --
Receivables:
      Dividends.....................................................                458                3,149                 146
      Interest.......................................................               176                  148                 176
      From investment advisor.......................................             11,834                9,195               9,608
                                                                          -------------        -------------       -------------
         Total Assets...............................................          1,731,295            2,722,250           5,335,635
                                                                          -------------        -------------       -------------

LIABILITIES:
Due to Custodian....................................................                 53                  103                 217
Payables:
      Investment securities purchased ...............................            13,634                   --                  --
      Investment advisory fees ......................................               666                1,150               2,303
      Licensing fees.................................................             1,067                1,711               2,983
Accrued expenses and other liabilities ..............................            62,016               60,220              58,959
                                                                          -------------        -------------       -------------
         Total Liabilities...........................................            77,436               63,184              64,462
                                                                          -------------        -------------       -------------

NET ASSETS...........................................................     $   1,653,859        $   2,659,066       $   5,271,173
                                                                          =============        =============       =============

NET ASSETS consist of:
Paid-in capital .....................................................     $   1,999,040        $   3,021,090       $   5,434,348
Par value ...........................................................             1,000                1,500               2,500
Accumulated net investment income (loss) ............................              (203)               3,150                (593)
Accumulated net realized gain (loss) on investments .................          (138,559)            (65,244)             238,764
Net unrealized appreciation (depreciation) on investments ...........          (207,419)           (301,430)            (403,846)
                                                                          -------------        -------------       -------------
NET ASSETS ..........................................................     $   1,653,859        $   2,659,066       $   5,271,173
                                                                          =============        =============       =============

NET ASSET VALUE, per share...........................................     $       16.54        $       17.73       $       21.08
                                                                          =============        =============       =============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share)...           100,002              150,002             250,002
                                                                          -------------        -------------       -------------

Investments at cost .................................................     $   1,926,246        $   3,011,188       $   5,729,551
                                                                          =============        =============       =============


Page 80                See Notes to Financial Statements

                                                          First Trust
     First Trust               First Trust                Industrials/              First Trust                First Trust
     Financials                Health Care                Producer Durables         Materials                  Technology
     AlphaDEX(TM) Fund         AlphaDEX(TM) Fund          AlphaDEX(TM) Fund         AlphaDEX(TM) Fund          AlphaDEX(TM) Fund
     -----------------         -----------------          -----------------         -----------------          -----------------


        $   1,617,302              $  3,910,413              $   4,433,346             $   3,134,792             $   3,754,476
                   --                        --                         --                        --                        --

                1,615                       506                        805                     1,472                       792
                  159                       158                        151                       143                       158
               12,500                     9,920                      9,706                    10,312                    10,250
        -------------             -------------              -------------             -------------             -------------
            1,631,576                 3,920,997                  4,444,008                 3,146,719                 3,765,676
        -------------             -------------              -------------             -------------             -------------


                   47                       151                        185                       117                       161

                   --                        --                         --                        --                        --
                  625                     1,685                      1,845                     1,275                     1,598
                1,009                     2,166                      2,591                     1,842                     2,297
               62,414                    59,673                     59,576                    60,822                    59,634
        -------------             -------------              -------------             -------------             -------------
               64,095                    63,675                     64,197                    64,056                    63,690
        -------------             -------------              -------------             -------------             -------------

        $   1,567,481             $   3,857,322              $   4,379,811             $   3,082,663             $   3,701,986
        =============             =============              =============             =============             =============


        $   1,999,040             $   3,946,584              $   5,016,552             $   3,080,728             $   4,183,208
                1,000                     2,000                      2,500                     1,500                     2,050
                4,340                    (6,802)                       661                      (348)                   (7,553)
             (123,728)                  (66,869)                 (369,496)                   147,338                  (135,460)
             (313,171)                  (17,591)                 (270,406)                  (146,555)                 (340,259)
        -------------             -------------              -------------             -------------             -------------
        $   1,567,481             $   3,857,322              $   4,379,811             $   3,082,663             $   3,701,986
        =============             =============              =============             =============             =============

        $       15.67             $       19.29              $       17.52             $       20.55             $       18.06
        =============             =============              =============             =============             =============


              100,002                   200,002                    250,002                   150,002                   205,000
        -------------             -------------              -------------             -------------             -------------

        $   1,930,473             $   3,928,004              $   4,703,752             $   3,281,347             $   4,094,735
        =============             =============              =============             =============             =============


                     See Notes to Financial Statements                 Page 81

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

January 31, 2008 (Unaudited)


                                                                                            First Trust         First Trust
                                                                       First Trust          Large Cap           Mid Cap
                                                                       Utilities            Core                Core
                                                                       AlphaDEX(TM) Fund    AlphaDEX(TM) Fund   AlphaDEX(TM) Fund
                                                                       -----------------    -----------------   -----------------

ASSETS:
Investments at value .................................................     $   1,733,218        $  10,807,829       $   8,009,847
Cash .................................................................                --                   --                  --
Receivables:
      Dividends.......................................................             3,586                7,216               3,464
      Interest........................................................               126                  152                 178
      From investment advisor.........................................             9,769               13,057              13,655
                                                                           -------------        -------------       -------------
         Total Assets.................................................         1,746,699           10,828,254           8,027,144
                                                                           -------------        -------------       -------------

LIABILITIES:
Due to Custodian......................................................                42                  341                 220
Payables:
      Investment securities purchased ................................                --                   --                  --
      Investment advisory fees .......................................               540                3,890               2,933
      Licensing.......................................................             1,427                3,561               2,507
Accrued expenses and other liabilities ...............................            60,509               57,889              60,162
                                                                           -------------        -------------       -------------
         Total Liabilities............................................            62,518               65,681              65,822
                                                                           -------------        -------------       -------------

NET ASSETS............................................................     $   1,684,181        $  10,762,573       $   7,961,322
                                                                           =============        =============       =============

NET ASSETS consist of:
Paid-in capital ......................................................     $   1,903,870        $  11,442,798       $   8,805,659
Par value ............................................................             1,000                4,000               3,000
Accumulated net investment income (loss) .............................             1,644                4,536               1,939
Accumulated net realized gain (loss) on investments ..................           (52,016)           (360,007)            (283,511)
Net unrealized appreciation (depreciation) on investments ............          (170,317)           (328,754)            (565,765)
                                                                           -------------        -------------       -------------
NET ASSETS ...........................................................     $   1,684,181        $  10,762,573       $   7,961,322
                                                                           =============        =============       =============

NET ASSET VALUE, per share............................................     $       16.84        $       26.91       $       26.54
                                                                           =============        =============       =============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share)....           100,002              400,002             300,002
                                                                           -------------        -------------       -------------

Investments at cost ..................................................     $   1,903,535        $  11,136,583       $   8,575,612
                                                                           =============        =============       =============


Page 82             See Notes to Financial Statements


    First Trust               First Trust                First Trust
    Small Cap                 Large Cap Value            Large Cap Growth          First Trust               First Trust
    Core                      Opportunities              Opportunities             Multi Cap Value           Multi Cap Growth
    AlphaDEX(TM) Fund         AlphaDEX(TM) Fund          AlphaDEX(TM) Fund         AlphaDEX(TM) Fund         AlphaDEX(TM) Fund
    -----------------         -----------------          -----------------         -----------------         -----------------


        $   7,630,856             $   7,911,359              $  11,274,330             $   7,747,782             $   5,565,726
               30,485                        --                         --                        --                     7,962

                2,858                     6,889                      4,529                     6,760                     1,813
                  116                       161                        159                       147                       173
               20,288                    10,040                     10,089                    11,329                    11,420
        -------------             -------------              -------------             -------------             -------------
            7,684,603                 7,928,449                 11,289,107                 7,766,018                 5,587,094
        -------------             -------------              -------------             -------------             -------------


                   --                       205                        372                       312                        --

                   --                        --                     55,056                        --                        --
                3,060                     2,597                      4,280                     3,072                     2,392
                2,472                     2,357                      3,666                     2,734                     2,612
               62,070                    58,946                     56,857                    58,156                    58,044
        -------------             -------------              -------------             -------------             -------------
               67,602                    64,105                    120,231                    64,274                    63,048
        -------------             -------------              -------------             -------------             -------------

        $   7,617,001             $   7,864,344              $  11,168,876             $   7,701,744             $   5,524,046
        =============             =============              =============             =============             =============


        $   8,830,884             $   8,636,440              $  12,146,114             $   8,620,321             $   6,439,464
                3,000                     3,000                      4,000                     3,000                     2,000
                  864                     6,972                      (829)                     7,021                     1,305
             (524,073)                 (191,081)                 (725,355)                  (172,298)                 (788,845)
             (693,674)                 (590,987)                 (255,054)                  (756,300)                 (129,878)
        -------------             -------------              -------------             -------------             -------------
        $   7,617,001             $   7,864,344              $  11,168,876             $   7,701,744             $   5,524,046
        =============             =============              =============             =============             =============

        $       25.39             $       26.21              $       27.92             $       25.67             $       27.62
        =============             =============              =============             =============             =============


              300,002                   300,002                    400,002                   300,002                   200,002
        -------------             -------------              -------------             -------------             -------------

        $   8,324,530             $   8,502,346              $  11,529,384             $   8,504,082             $   5,695,604
        =============             =============              =============             =============             =============


                    See Notes to Financial Statements                  Page 83

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

Statements of Operations
For the Six Months Ended January 31, 2008 (Unaudited)


                                                                        First Trust          First Trust
                                                                        Consumer             Consumer            First Trust
                                                                        Discretionary        Staples             Energy
                                                                        AlphaDEX(TM) Fund    AlphaDEX(TM) Fund   AlphaDEX(TM) Fund
                                                                        -----------------    -----------------   -----------------

INVESTMENT INCOME:
Dividends (a).........................................................   $         10,774     $         24,322    $         46,456
Interest..............................................................                507                  273                 328
                                                                         ----------------     ----------------    ----------------
      Total investment income.........................................             11,281               24,595              46,784
                                                                         ----------------     ----------------    ----------------

EXPENSES:
Audit and tax fees....................................................             15,669               15,669              15,669
Legal fees............................................................             12,602               12,602              12,602
Printing fees.........................................................              7,623                7,623               7,623
Listing fees..........................................................              6,150                6,149               6,149
Investment advisory fees..............................................              4,480                7,284              13,591
Accounting and administration fees....................................              4,066                2,291               3,294
Custodian fees........................................................              1,971                1,133               1,470
Trustees' fees and expenses...........................................              1,251                1,251               1,251
Licensing fees........................................................                896                1,457               2,718
Registration and filing fees..........................................                 46                   46                  46
Transfer agent fees...................................................                 45                   73                 136
Other expenses........................................................              2,793                2,793               2,793
                                                                         ----------------     ----------------    ----------------
      Total expenses..................................................             57,592               58,371              67,342
      Less fees waived and expenses reimbursed by the
            investment advisor........................................            (51,320)            (48,174)             (48,315)
                                                                         ----------------     ----------------    ----------------
      Net expenses....................................................              6,272               10,197              19,027
                                                                         ----------------     ----------------    ----------------

NET INVESTMENT INCOME (LOSS)..........................................              5,009               14,398              27,757
                                                                         ----------------     ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................           (193,479)            (177,684)            (95,789)
      In-kind redemptions.............................................             57,379              115,508             334,561
                                                                         ----------------     ----------------    ----------------
Net realized gain (loss)..............................................           (136,100)             (62,176)            238,772

Net change in unrealized appreciation (depreciation) on investments...            (92,476)            (142,842)           (150,593)
                                                                         ----------------     ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ..............................           (228,576)            (205,018)             88,179
                                                                         ----------------     ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS.................................................   $       (223,567)    $       (190,620)   $        115,936
                                                                         ================     ================    ================

(a) Net of foreign withholding tax of $31 for the First Trust Financials AlphaDEX(TM) Fund.


Page 84               See Notes to Financial Statements

                                                         First Trust
    First Trust                First Trust               Industrials/              First Trust               First Trust
    Financials                 Health Care               Producer Durables         Materials                 Technology
    AlphaDEX(TM) Fund          AlphaDEX(TM) Fund         AlphaDEX(TM) Fund         AlphaDEX(TM) Fund         AlphaDEX(TM) Fund
    -----------------          -----------------         -----------------         -----------------         -----------------


   $           23,917        $            6,820         $           22,342        $           18,982        $            6,901
                  549                       351                        275                       271                       305
   ------------------        ------------------         ------------------        ------------------        ------------------
               24,466                     7,171                     22,617                    19,253                     7,206
   ------------------        ------------------         ------------------        ------------------        ------------------


               15,669                    15,669                     15,669                    15,669                    15,669
               12,602                    12,602                     12,602                    12,602                    12,602
                7,623                     7,623                      7,623                     7,623                     7,623
                6,150                     6,150                      6,150                     6,149                     6,150
                4,220                     9,981                     11,754                     7,884                    10,542
                4,674                     3,156                      3,208                     3,027                     3,229
                2,106                     1,467                      1,414                     1,712                     1,791
                1,251                     1,251                      1,251                     1,251                     1,251
                  844                     1,996                      2,351                     1,577                     2,108
                   46                        46                         46                        46                        46
                   42                       100                        118                        79                       105
                2,793                     2,793                      2,793                     2,793                     2,793
   ------------------        ------------------         ------------------        ------------------        ------------------
               58,020                    62,834                     64,979                    60,412                    63,909

              (52,111)                  (48,861)                  (48,523)                   (49,374)                  (49,150)
   ------------------        ------------------         ------------------        ------------------        ------------------
                5,909                    13,973                     16,456                    11,038                    14,759
   ------------------        ------------------         ------------------        ------------------        ------------------

               18,557                    (6,802)                     6,161                     8,215                    (7,553)
   ------------------        ------------------         ------------------        ------------------        ------------------



             (144,024)                 (230,963)                 (422,513)                   (88,860)                 (227,162)
               23,471                   189,104                     87,563                   241,814                   105,046
   ------------------        ------------------         ------------------        ------------------        ------------------
             (120,553)                  (41,859)                 (334,950)                   152,954                  (122,116)

             (100,683)                    7,482                    (4,219)                   (92,513)                 (344,251)
   ------------------        ------------------         ------------------        ------------------        ------------------
             (221,236)                  (34,377)                 (339,169)                    60,441                  (466,367)
   ------------------        ------------------         ------------------        ------------------        ------------------


   $         (202,679)       $          (41,179)        $         (333,008)       $           68,656        $         (473,920)
   ==================        ==================         ==================        ==================        ==================


                   See Notes to Financial Statements                   Page 85

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

For the Six Months Ended January 31, 2008 (Unaudited)


                                                                                            First Trust         First Trust
                                                                       First Trust          Large Cap           Mid Cap
                                                                       Utilities            Core                Core
                                                                       AlphaDEX(TM) Fund    AlphaDEX(TM) Fund   AlphaDEX(TM) Fund
                                                                       -----------------    -----------------   -----------------

INVESTMENT INCOME:
Dividends (a)........................................................   $         38,384     $         75,416    $         36,646
Interest..............................................................               199                  336                 434
                                                                        ----------------     ----------------    ----------------
      Total investment income........................................             38,583               75,752              37,080
                                                                        ----------------     ----------------    ----------------

EXPENSES:
Audit and tax fees...................................................             15,669               15,669              15,669
Legal fees...........................................................             12,602               12,602              12,602
Printing fees........................................................              7,623                7,623               7,623
Listing fees.........................................................              6,150                6,150               6,149
Investment advisory fees.............................................              5,922               19,005              14,929
Accounting and administration fees...................................              2,284                3,879               5,154
Custodian fees.......................................................              1,525                5,118               4,166
Trustees' fees and expenses..........................................              1,251                1,251               1,251
Licensing fees.......................................................              1,184                3,801               2,986
Registration and filing fees.........................................                 46                   46                  46
Transfer agent fees..................................................                 59                  190                 149
Other expenses.......................................................              2,793                2,793               2,793
                                                                        ----------------     ----------------    ----------------
      Total expenses.................................................             57,108               78,127              73,517
      Less fees waived and expenses reimbursed by the
            investment advisor.......................................            (48,817)            (51,520)             (52,616)
                                                                        ----------------     ----------------    ----------------
      Net expenses...................................................              8,291               26,607              20,901
                                                                        ----------------     ----------------    ----------------

NET INVESTMENT INCOME (LOSS).........................................             30,292               49,145              16,179
                                                                        ----------------     ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments....................................................            (56,001)           (405,435)            (436,859)
      In-kind redemptions............................................              4,930               60,530             169,633
                                                                        ----------------     ----------------    ----------------
Net realized gain (loss).............................................            (51,071)           (344,905)            (267,226)

Net change in unrealized appreciation (depreciation) on investments..             66,241             (83,958)            (111,234)
                                                                        ----------------     ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) .............................             15,170            (428,863)            (378,460)
                                                                        ----------------     ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS................................................   $         45,462     $       (379,718)   $       (362,281)
                                                                        ================     ================    ================



(a) Net of foreign withholding tax of $16 for the First Trust Small Cap Core AlphaDEX(TM) Fund and $9 for the First Trust Multi Cap Value AlphaDEX(TM) Fund.


Page 86                See Notes to Financial Statements


    First Trust               First Trust               First Trust
    Small Cap                 Large Cap Value           Large Cap Growth          First Trust               First Trust
    Core                      Opportunities             Opportunities             Multi Cap Value           Multi Cap Growth
    AlphaDEX(TM) Fund         AlphaDEX(TM) Fund         AlphaDEX(TM) Fund         AlphaDEX(TM) Fund         AlphaDEX(TM) Fund
    -----------------         -----------------         -----------------         -----------------         -----------------

    $          26,003         $          69,141         $          61,789         $          63,112         $          30,736
                  295                       366                       369                       312                       438
    -----------------         -----------------         -----------------         -----------------         -----------------
               26,298                    69,507                    62,158                    63,424                    31,174
    -----------------         -----------------         -----------------         -----------------         -----------------


               15,669                    15,669                    15,669                    15,669                    15,669
               12,602                    12,602                    12,602                    12,602                    12,602
                7,623                     7,623                     7,623                     7,623                     7,623
                6,149                     6,149                     6,149                     6,150                     6,149
               14,746                    14,150                    20,776                    14,840                    16,764
               10,902                     2,270                     2,972                     2,378                     2,625
                6,043                     2,847                     3,118                     4,034                     4,169
                1,251                     1,251                     1,251                     1,251                     1,251
                2,949                     2,830                     4,155                     2,968                     3,353
                   46                        46                        46                        46                        46
                  147                       141                       208                       148                       168
                2,793                     2,793                     2,793                     2,793                     2,793
    -----------------         -----------------         -----------------         -----------------         -----------------
               80,920                    68,371                    77,362                    70,502                    73,212

              (60,275)                  (48,561)                 (48,275)                   (49,727)                  (49,743)
    -----------------         -----------------         -----------------         -----------------         -----------------
               20,645                    19,810                    29,087                    20,775                    23,469
    -----------------         -----------------         -----------------         -----------------         -----------------

                5,653                    49,697                    33,071                    42,649                     7,705
    -----------------         -----------------         -----------------         -----------------         -----------------



             (691,948)                 (258,345)                (860,327)                  (361,351)                 (816,026)
              189,250                    72,602                   134,971                   197,622                    53,742
    -----------------         -----------------         -----------------         -----------------         -----------------
             (502,698)                 (185,743)                (725,356)                  (163,729)                 (762,284)

             (157,837)                  (59,473)                 (22,709)                  (422,051)                  434,581
    -----------------         -----------------         -----------------         -----------------         -----------------
             (660,535)                 (245,216)                (748,065)                  (585,780)                 (327,703)
    -----------------         -----------------         -----------------         -----------------         -----------------


    $        (654,882)        $        (195,519)        $        (714,994)        $        (543,131)        $        (319,998)
    =================         =================         =================         =================         =================


                      See Notes to Financial Statements                Page 87

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

Statements of Changes in Net Assets


                                                              First Trust                                 First Trust
                                                               Consumer                                    Consumer
                                                             Discretionary                                  Staples
                                                            AlphaDEX(TM) Fund                             AlphaDEX(TM) Fund
                                                 --------------------------------------      --------------------------------------
                                                       For the         For the Period              For the          For the Period
                                                  Six Months Ended     May 8, 2007 (a)        Six Months Ended      May 8, 2007 (a)
                                                  January 31, 2008         through            January 31, 2008          through
                                                     (Unaudited)        July 31, 2007            (Unaudited)         July 31, 2007
                                                 -----------------    -----------------      -----------------    -----------------

OPERATIONS:
   Net investment income (loss).................     $      5,009      $         188             $     14,398         $      5,552
   Net realized gain (loss) ....................         (136,100)            (2,459)                 (62,176)              17,598
   Net change in unrealized appreciation
      (depreciation)                                      (92,476)          (114,943)                (142,842)            (158,588)
                                                     ------------       ------------             ------------         ------------
   Net increase (decrease) in net assets
      resulting from operations.................         (223,567)          (117,214)                (190,620)            (135,438)
                                                     ------------       ------------             ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income........................           (5,400)                --                  (16,800)                  --
   Net realized gain............................               --                 --                       --                   --
                                                     ------------       ------------             ------------         ------------
   Total distributions to shareholders..........           (5,400)                --                  (16,800)                  --
                                                     ------------       ------------             ------------         ------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold....................          953,918          2,000,040                1,985,991            4,005,824
   Value of shares repurchased..................         (953,918)                --               (1,985,991)          (1,003,900)
                                                     ------------       ------------             ------------         ------------
   Net increase (decrease) in net assets
      resulting from shareholder transactions...               --          2,000,040                       --            3,001,924
                                                     ------------       ------------             ------------         ------------

   Net increase (decrease) in net assets........         (228,967)         1,882,826                 (207,420)           2,866,486

NET ASSETS:
   Beginning of Period..........................        1,882,826                 --                2,866,486                   --
                                                     ------------       ------------             ------------         ------------

   End of Period................................     $  1,653,859       $  1,882,826             $  2,659,066         $  2,866,486
                                                     ============       ============             ============         ============

   Accumulated net investment income (loss)
        at end of period........................     $       (203)      $        188            $       3,150         $      5,552
                                                     ============       ============             ============         ============


CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period......          100,002                 --                  150,002                   --
   Shares sold..................................           50,000            100,002                  100,000              200,002
   Shares repurchased...........................          (50,000)                --                 (100,000)             (50,000)
                                                     ------------       ------------             ------------         ------------
   Shares outstanding, end of period............          100,002            100,002                  150,002              150,002
                                                     ============       ============             ============         ============


(a)   Inception date.


Page 88                  See Notes to Financial Statements


             First Trust                           First Trust                         First  Trust
               Energy                              Financials                           Health Care
           AlphaDEX(TM) Fund                    AlphaDEX(TM) Fund                    AlphaDEX(TM) Fund
------------------------------------  ------------------------------------  ------------------------------------
      For the       For the Period          For the       For the Period          For the       For the Period
 Six Months Ended   May 8, 2007 (a)    Six Months Ended   May 8, 2007 (a)    Six Months Ended   May 8, 2007 (a)
 January 31, 2008       through        January 31, 2008       through        January 31, 2008       through
    (Unaudited)      July 31, 2007        (Unaudited)      July 31, 2007        (Unaudited)      July 31, 2007
-----------------   ----------------  -----------------   ----------------  -----------------   ----------------


  $     27,757      $       (174)        $     18,557      $      6,584        $     (6,802)     $     (1,425)
       238,772            91,222             (120,553)           (3,175)            (41,859)          (25,010)
      (150,593)         (253,253)            (100,683)         (212,488)              7,482           (25,073)
  ------------      ------------         ------------      ------------        ------------      ------------

       115,936          (162,205)            (202,679)         (209,079)            (41,179)          (51,508)
  ------------      ------------         ------------      ------------        ------------      ------------


      (28,350)                --              (20,801)               --                  --                --
         (900)                --                   --                --                  --                --
  ------------      ------------         ------------      ------------        ------------      ------------
      (29,250)                --              (20,801)               --                  --                --
  ------------      ------------         ------------      ------------        ------------      ------------


     4,483,364         6,438,163              926,276         2,000,040           4,014,681         2,000,040
    (4,483,364)       (1,091,471)            (926,276)               --          (2,064,712)               --
  ------------      ------------         ------------      ------------        ------------      ------------

            --         5,346,692                   --         2,000,040           1,949,969         2,000,040
  ------------      ------------         ------------      ------------        ------------      ------------

        86,686         5,184,487             (223,480)        1,790,961           1,908,790         1,948,532


     5,184,487                --            1,790,961                --           1,948,532                --
  ------------      ------------         ------------      ------------        ------------      ------------

  $  5,271,173      $  5,184,487         $  1,567,481      $  1,790,961        $  3,857,322      $  1,948,532
  ============      ============         ============      ============        ============      ============


  $       (593)     $         --         $      4,340      $      6,584        $     (6,802)     $         --
  ============      ============         ============      ============        ============      ============



       250,002                --              100,002                --             100,002                --
       200,000           300,002               50,000           100,002             200,000           100,002
      (200,000)          (50,000)             (50,000)               --            (100,000)               --
  ------------      ------------         ------------      ------------        ------------      ------------
       250,002           250,002              100,002           100,002             200,002           100,002
  ============      ============         ============      ============        ============      ============



            First Trust
            Industrials/
          Producer Durables
          AlphaDEX(TM) Fund
------------------------------------
      For the       For the Period
 Six Months Ended   May 8, 2007 (a)
 January 31, 2008       through
    (Unaudited)      July 31, 2007
-----------------   ----------------


  $      6,161      $       (742)
      (334,950)          (34,546)
        (4,219)         (266,187)
  ------------      ------------

      (333,008)         (301,475)
  ------------      ------------

        (5,500)               --
            --                --
  ------------      ------------
        (5,500)               --
  ------------      ------------


     1,933,032         5,019,794
    (1,933,032)               --
  ------------      ------------

            --         5,019,794
  ------------      ------------
      (338,508)        4,718,319


     4,718,319                --
  ------------      ------------

  $  4,379,811      $  4,718,319
  ============      ============

  $        661      $         --
  ============      ============



       250,002                --
       100,000           250,002
      (100,000)               --
  ------------      ------------
       250,002           250,002
  ============      ============



                   See Notes to Financial Statements                   Page 89

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

                                                                  First Trust                               First Trust
                                                                   Materials                                Technology
                                                                AlphaDEX(TM) Fund                        AlphaDEX(TM) Fund
                                                 --------------------------------------      --------------------------------------
                                                       For the         For the Period              For the          For the Period
                                                  Six Months Ended     May 8, 2007 (a)        Six Months Ended      May 8, 2007 (a)
                                                  January 31, 2008         through            January 31, 2008          through
                                                     (Unaudited)        July 31, 2007            (Unaudited)         July 31, 2007
                                                 -----------------    -----------------      -----------------    -----------------

OPERATIONS:
   Net investment income (loss)..................    $      8,215       $      2,537             $     (7,553)        $     (2,303)
   Net realized gain (loss) .....................         152,954             54,276                 (122,116)              47,247
   Net change in unrealized appreciation
      (depreciation)                                      (92,513)           (54,042)                (344,251)               3,992
                                                     ------------       ------------             ------------         ------------
   Net increase (decrease) in net assets
      resulting from operations..................          68,656              2,771                 (473,920)              48,936
                                                     ------------       ------------             ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.........................         (11,100)                --                       --                   --
   Net realized gain.............................              --                 --                       --                   --
                                                     ------------       ------------             ------------         ------------
   Total distributions to shareholders..........          (11,100)                --                       --                   --
                                                     ------------       ------------             ------------         ------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.....................       2,139,506          4,071,138                3,125,019            3,148,212
   Value of shares repurchased...................      (2,139,506)        (1,048,802)              (1,098,049)          (1,048,212)
                                                     ------------       ------------             ------------         ------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions..............              --          3,022,336                2,026,970            2,100,000
                                                     ------------       ------------             ------------         ------------

   Net increase (decrease) in net assets.........          57,556          3,025,107                1,553,050            2,148,936

NET ASSETS:
   Beginning of Period...........................       3,025,107                 --                2,148,936                   --
                                                     ------------       ------------             ------------         ------------

   End of Period.................................    $  3,082,663       $  3,025,107             $  3,701,986         $  2,148,936
                                                     ============       ============             ============         ============

   Accumulated net investment income (loss)
        at end of period.........................    $       (348)      $      2,537             $     (7,553)        $         --
                                                     ============       ============             ============         ============


CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.......         150,002                 --                  105,000                   --
   Shares sold...................................         100,000            200,002                  150,000              155,000
   Shares repurchased............................        (100,000)           (50,000)                 (50,000)             (50,000)
                                                     ------------       ------------             ------------         ------------
   Shares outstanding, end of period.............         150,002            150,002                  205,000              105,000
                                                     ============       ============             ============         ============


(a)   Inception date.


Page 90                     See Notes to Financial Statements

              First Trust                          First Trust                         First  Trust
               Utilities                         Large Cap Core                        Mid Cap Core
           AlphaDEX(TM) Fund                    AlphaDEX(TM) Fund                    AlphaDEX(TM) Fund
------------------------------------  ------------------------------------  ------------------------------------
      For the       For the Period          For the       For the Period          For the       For the Period
 Six Months Ended   May 8, 2007 (a)    Six Months Ended   May 8, 2007 (a)    Six Months Ended   May 8, 2007 (a)
 January 31, 2008       through        January 31, 2008       through        January 31, 2008       through
    (Unaudited)      July 31, 2007        (Unaudited)      July 31, 2007        (Unaudited)      July 31, 2007
-----------------   ----------------  -----------------   ----------------  -----------------   ----------------


  $     30,292     $     11,354         $     49,145     $       4,291        $     16,179      $      1,760
       (51,071)          31,163             (344,905)          108,804            (267,226)          149,817
        66,241         (236,558)             (83,958)         (244,796)           (111,234)         (454,531)
  ------------     ------------         ------------      ------------        ------------      ------------

        45,462         (194,041)            (379,718)         (131,701)           (362,281)         (302,954)
  ------------     ------------         ------------      ------------        ------------      ------------


       (40,002)              --              (48,900)               --             (16,000)               --
            --               --                   --                --                  --                --
  ------------     ------------         ------------      ------------        ------------      ------------
       (40,002)              --              (48,900)               --             (16,000)               --
  ------------     ------------         ------------      ------------        ------------      ------------


     1,846,429        3,917,512           11,341,372         6,064,190           5,655,177         9,115,197
    (2,923,921)        (967,258)          (3,018,540)       (3,064,130)         (3,031,019)       (3,096,798)
  ------------     ------------         ------------      ------------        ------------      ------------

    (1,077,492)       2,950,254            8,322,832         3,000,060           2,624,158         6,018,399
  ------------     ------------         ------------      ------------        ------------      ------------

    (1,072,032)       2,756,213            7,894,214         2,868,359           2,245,877         5,715,445


     2,756,213               --            2,868,359                --           5,715,445                --
  ------------     ------------         ------------      ------------        ------------      ------------

  $  1,684,181     $  2,756,213         $ 10,762,573      $  2,868,359        $  7,961,322      $  5,715,445
  ============     ============         ============      ============        ============      ============


  $      1,644     $     11,354         $      4,536      $      4,291        $      1,939      $      1,760
  ============     ============         ============      ============        ============      ============



       150,002               --              100,002                --             200,002                --
       100,000          200,002              400,000           200,002             200,000           300,002
      (150,000)         (50,000)            (100,000)         (100,000)           (100,000)         (100,000)
  ------------     ------------         ------------      ------------        ------------      ------------
       100,002          150,002              400,002           100,002             300,002           200,002
  ============     ============         ============      ============        ============      ============



              First Trust
            Small Cap Core
         AlphaDEX(TM) Fund
------------------------------------
      For the       For the Period
 Six Months Ended   May 8, 2007 (a)
 January 31, 2008       through
    (Unaudited)      July 31, 2007
-----------------   ----------------


   $      5,653      $      3,211
       (502,698)          143,005
       (157,837)         (535,837)
   ------------      ------------

       (654,882)         (389,621)
   ------------      ------------


         (8,000)               --
             --                --
   ------------      ------------
         (8,000)               --
   ------------      ------------


      5,623,252         9,134,960
     (3,003,800)       (3,084,908)
   ------------      ------------

      2,619,452         6,050,052
   ------------      ------------

      1,956,570         5,660,431


      5,660,431                --
   ------------      ------------

   $  7,617,001      $  5,660,431
   ============      ============


   $        864      $      3,211
   ============      ============



        200,002                --
        200,000           300,002
       (100,000)         (100,000)
   ------------      ------------
        300,002           200,002
   ============      ============


                   See Notes to Financiak Statements                   Page 91

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

                                                                   First Trust                              First Trust
                                                                 Large Cap Value                         Large Cap Growth
                                                                  Opportunities                            Opportunities
                                                                AlphaDEX(TM) Fund                         AlphaDEX(TM) Fund
                                                    -------------------------------------     -------------------------------------
                                                         For the         For the Period            For the          For the Period
                                                    Six Months Ended     May 8, 2007 (a)      Six Months Ended      May 8, 2007 (a)
                                                    January 31, 2008         through          January 31, 2008          through
                                                       (Unaudited)        July 31, 2007          (Unaudited)         July 31, 2007
                                                    ----------------     ----------------      ----------------     ---------------

OPERATIONS:
   Net investment income (loss)..................    $     49,697       $      7,676            $     33,071         $       (688)
   Net realized gain (loss) .....................        (185,743)           123,586                (725,356)              84,544
   Net change in unrealized appreciation
      (depreciation)                                      (59,473)          (531,514)                (22,709)            (232,345)
                                                     ------------       ------------            ------------         ------------
   Net increase (decrease) in net assets
      resulting from operations..................        (195,519)          (400,252)               (714,994)            (148,489)
                                                     ------------       ------------            ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.........................         (50,401)                --                 (33,900)                  --
   Net realized gain.............................              --                 --                      --                   --
                                                     ------------       ------------            ------------         ------------
   Total distributions to shareholders.............       (50,401)                --                 (33,900)                  --
                                                     ------------       ------------            ------------         ------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.....................       5,364,395          9,133,000               9,224,464            9,069,027
   Value of shares repurchased...................      (2,923,373)        (3,063,506)             (3,151,252)          (3,075,980)
                                                     ------------       ------------            ------------         ------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions..............       2,441,022          6,069,494               6,073,212            5,993,047
                                                     ------------       ------------            ------------         ------------

   Net increase (decrease) in net assets.........       2,195,102          5,669,242               5,324,318            5,844,558

NET ASSETS:
   Beginning of Period...........................       5,669,242                 --               5,844,558                   --
                                                     ------------       ------------            ------------         ------------

   End of Period.................................    $  7,864,344       $  5,669,242            $ 11,168,876         $  5,844,558
                                                     ============       ============            ============         ============

   Accumulated net investment income (loss)
        at end of period.........................    $      6,972       $      7,676            $       (829)        $         --
                                                     ============       ============            ============         ============


CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.......         200,002                 --                 200,002                   --
   Shares sold...................................         200,000            300,002                 300,000              300,002
   Shares repurchased............................        (100,000)          (100,000)               (100,000)            (100,000)
                                                     ------------       ------------            ------------         ------------
   Shares outstanding, end of period.............         300,002            200,002                 400,002              200,002
                                                     ============       ============            ============         ============


(a)   Inception date.


Page 92                 See Notes to Financial Statements

              First Trust                          First Trust
            Multi Cap Value                      Multi Cap Growth
           AlphaDEX(TM) Fund                    AlphaDEX(TM) Fund
------------------------------------  ------------------------------------
      For the       For the Period          For the       For the Period
 Six Months Ended   May 8, 2007 (a)    Six Months Ended   May 8, 2007 (a)
 January 31, 2008       through        January 31, 2008       through
    (Unaudited)      July 31, 2007        (Unaudited)      July 31, 2007
-----------------   ----------------  -----------------   ----------------


  $     42,649     $      6,372          $      7,705     $     (2,017)
      (163,729)         123,208              (762,284)         119,915
      (422,051)        (334,249)              434,581         (564,459)
  ------------     ------------          ------------     ------------

      (543,131)        (204,669)             (319,998)        (446,561)
  ------------     ------------          ------------     ------------


       (42,000)              --                (6,400)              --
            --               --                    --               --
  ------------     ------------          ------------     ------------
       (42,000)              --                (6,400)              --
  ------------     ------------          ------------     ------------


    10,762,281        6,057,410             3,178,098       12,375,183
    (5,270,797)      (3,057,350)           (6,145,756)      (3,110,520)
  ------------     ------------          ------------     ------------

     5,491,484        3,000,060            (2,967,658)       9,264,663
  ------------     ------------          ------------     ------------

     4,906,353        2,795,391            (3,294,056)       8,818,102


     2,795,391               --             8,818,102               --
  ------------     ------------          ------------     ------------

  $  7,701,744     $  2,795,391          $  5,524,046     $  8,818,102
  ============     ============          ============     ============


  $      7,021     $      6,372          $      1,305     $         --
  ============     ============          ============     ============



       100,002               --               300,002               --
       400,000          200,002               100,000          400,002
      (200,000)        (100,000)             (200,000)        (100,000)
  ------------     ------------          ------------     ------------
       300,002          100,002               200,002          300,002
  ============     ============          ============     ============


                   See Notes to Financial Statements                   Page 93

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND

                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    18.83            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.05                  0.00 (b)(f)
Net realized and unrealized gain (loss)                                     (2.29)                (1.17)
                                                                       ----------            ----------
Total from investment operations                                            (2.24)                (1.17)

Distributions paid to shareholders from:
Net investment income                                                       (0.05)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    16.54            $    18.83
                                                                       ==========            ==========
TOTAL RETURN (c)                                                         (11.88)%               (5.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                     $  1,654              $  1,883
Ratios to average net assets:
Ratio of total expenses to average net assets                               6.44%(d)             11.39%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 0.56%(d)              0.04%(d)
Portfolio turnover rate (e)                                                   28%                   34%


FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND
                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    19.11            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.10                  0.04 (b)
Net realized and unrealized gain (loss)                                     (1.37)                (0.93)
                                                                       ----------            ----------
Total from investment operations                                            (1.27)                (0.89)

Distributions paid to shareholders from:
Net investment income                                                       (0.11)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    17.73            $    19.11
                                                                       ==========            ==========
TOTAL RETURN (c)                                                          (6.68)%               (4.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $   2,659             $   2,866
Ratios to average net assets:
Ratio of total expenses to average net assets                               4.02%(d)              9.34%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 0.99%(d)              0.98%(d)
Portfolio turnover rate (e)                                                   30%                    1%

(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 per share.


Page 94               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST ENERGY ALPHADEX(TM) FUND

                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------


Net asset value, beginning of period                                   $    20.74            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.11                 (0.00)(b)(f)
Net realized and unrealized gain (loss)                                      0.35                  0.74
                                                                       ----------            ----------
Total from investment operations                                             0.46                  0.74
                                                                       ----------            ----------
Distributions paid to shareholders from:
Net investment income                                                       (0.12)                   --
Net realized gain                                                           (0.00)(f)                --
                                                                       ----------            ----------
Total distributions                                                         (0.12)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    21.08            $    20.74
                                                                       ==========            ==========
TOTAL RETURN (c)                                                            2.16%                 3.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $    5,271            $    5,184
Ratios to average net assets:
Ratio of total expenses to average net assets                               2.48%(d)              9.49%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 1.02%(d)            (0.03)%(d)
Portfolio turnover rate (e)                                                    2%                    1%


FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    17.91            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.19                  0.07(b)
Net realized and unrealized gain (loss)                                     (2.22)                (2.16)
                                                                       ----------            ----------
Total from investment operations                                            (2.03)                (2.09)

Distributions paid to shareholders from:
Net investment income                                                       (0.21)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    15.67            $    17.91
                                                                       ==========            ==========
TOTAL RETURN (c)                                                         (11.35)%              (10.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $   1,567             $   1,791
Ratios to average net assets:
Ratio of total expenses to average net assets                               6.89%(d)             11.58%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 2.20%(d)              1.46%(d)
Portfolio turnover rate (e)                                                   24%                   26%

(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 per share.


                   See Notes to Financial Statements                   Page 95

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND

                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    19.48            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                (0.03)                (0.01)(b)
Net realized and unrealized gain (loss)                                     (0.16)                (0.51)
                                                                       ----------            ----------
Total from investment operations                                            (0.19)                (0.52)
                                                                       ----------            ----------
Net asset value, end of period                                         $    19.29            $    19.48
                                                                       ==========            ==========
TOTAL RETURN (c)                                                          (0.98)%               (2.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $   3,857             $   1,949
Ratios to average net assets:
Ratio of total expenses to average net assets                               3.16%(d)             11.48%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets               (0.34)%(d)            (0.31)%(d)
Portfolio turnover rate (e)                                                   29%                   30%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    18.87            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.02                 (0.00)(b) (f)
Net realized and unrealized gain (loss)                                     (1.35)                (1.13)
                                                                       ----------            ----------
Total from investment operations                                            (1.33)                (1.13)

Distributions paid to shareholders from:
Net investment income                                                       (0.02)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    17.52            $    18.87
                                                                       ==========            ==========
TOTAL RETURN (c)                                                          (7.05)%               (5.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $   4,380             $   4,718
Ratios to average net assets:
Ratio of total expenses to average net assets                               2.77%(d)             10.09%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 0.26%(d)            (0.14)%(d)
Portfolio turnover rate (e)                                                   23%                   24%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 per share.


Page 96             See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST MATERIALS ALPHADEX(TM) FUND

                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    20.17            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.05                  0.02(b)
Net realized and unrealized gain (loss)                                      0.40                  0.15
                                                                       ----------            ----------
Total from investment operations                                             0.45                  0.17

Distributions paid to shareholders from:
Net investment income                                                       (0.07)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    20.55            $    20.17
                                                                       ==========            ==========
TOTAL RETURN (c)                                                            2.23%                 0.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $   3,083             $   3,025
Ratios to average net assets:
Ratio of total expenses to average net assets                               3.84%(d)              9.56%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 0.52%(d)              0.46%(d)
Portfolio turnover rate (e)                                                   10%                    1%


FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    20.47            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                (0.04)                (0.02)(b)
Net realized and unrealized gain (loss)                                     (2.37)                 0.49
                                                                       ----------            ----------
Total from investment operations                                            (2.41)                 0.47
                                                                       ----------            ----------
Net asset value, end of period                                         $    18.06            $    20.47
                                                                       ==========            ==========
TOTAL RETURN (c)                                                         (11.77)%                 2.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $   3,702             $   2,149
Ratios to average net assets:
Ratio of total expenses to average net assets                               3.04%(d)             10.64%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets               (0.36)%(d)            (0.47)%(d)
Portfolio turnover rate (e)                                                   25%                    6%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                   See Notes to Financial Statements                   Page 97

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST UTILITIES ALPHADEX(TM) FUND

                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    18.37            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.74                  0.09 (b)
Net realized and unrealized gain (loss)                                     (1.47)                (1.72)
                                                                       ----------            ----------
Total from investment operations                                            (0.73)                (1.63)

Distributions paid to shareholders from:
Net investment income                                                       (0.80)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    16.84            $    18.37
                                                                       ==========            ==========
TOTAL RETURN (c)                                                          (4.31)%               (8.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $   1,684             $   2,756
Ratios to average net assets:
Ratio of total expenses to average net assets                               4.86%(d)             10.12%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 2.56%(d)              2.18%(d)
Portfolio turnover rate (e)                                                   13%                    1%


FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    28.68            $    30.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.13                  0.04 (b)
Net realized and unrealized gain (loss)                                     (1.74)                (1.36)
                                                                       ----------            ----------
Total from investment operations                                            (1.61)                (1.32)

Distributions paid to shareholders from:
Net investment income                                                       (0.16)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    26.91            $    28.68
                                                                       ==========            ==========
TOTAL RETURN (c)                                                          (5.63)%               (4.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  10,763             $   2,868
Ratios to average net assets:
Ratio of total expenses to average net assets                               2.06%(d)              7.86%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 1.30%(d)              0.62%(d)
Portfolio turnover rate (e)                                                   31%                    1%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


Page 98           See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND

                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    28.58            $    30.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.08                  0.01 (b)
Net realized and unrealized gain (loss)                                     (2.04)                (1.43)
                                                                       ----------            ----------
Total from investment operations                                            (1.96)                (1.42)

Distributions paid to shareholders from:
Net investment income                                                       (0.08)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    26.54            $    28.58
                                                                       ==========            ==========
TOTAL RETURN (c)                                                          (6.87)%               (4.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $   7,961             $   5,715
Ratios to average net assets:
Ratio of total expenses to average net assets                               2.47%(d)              5.98%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 0.54%(d)              0.19%(d)
Portfolio turnover rate (e)                                                   29%                    1%


FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    28.30            $    30.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.03                  0.02 (b)
Net realized and unrealized gain (loss)                                     (2.90)                (1.72)
                                                                       ----------            ----------
Total from investment operations                                            (2.87)                (1.70)

Distributions paid to shareholders from:
Net investment income                                                       (0.04)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    25.39            $    28.30
                                                                       ==========            ==========
TOTAL RETURN (c)                                                         (10.15)%               (5.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $   7,617             $   5,660
Ratios to average net assets:
Ratio of total expenses to average net assets                               2.75%(d)              7.25%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 0.19%(d)              0.42%(d)
Portfolio turnover rate (e)                                                   44%                    2%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                   See Notes to Financial Statements                   Page 99

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND

                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    28.35            $    30.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.23                  0.06 (b)
Net realized and unrealized gain (loss)                                     (2.12)                (1.71)
                                                                       ----------            ----------
Total from investment operations                                            (1.89)                (1.65)

Distributions paid to shareholders from:
Net investment income                                                       (0.25)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    26.21            $    28.35
                                                                       ==========            ==========
TOTAL RETURN (c)                                                          (6.66)%               (5.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $   7,864             $   5,669
Ratios to average net assets:
Ratio of total expenses to average net assets                               2.42%(d)              6.95%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 1.76%(d)              0.97%(d)
Portfolio turnover rate (e)                                                   26%                    1%


FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    29.22            $    30.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.11                 (0.00)(b)(f)
Net realized and unrealized gain (loss)                                     (1.30)                (0.78)
                                                                       ----------            ----------
Total from investment operations                                            (1.19)                (0.78)

Distributions paid to shareholders from:
Net investment income                                                       (0.11)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    27.92            $    29.22
                                                                       ==========            ==========
TOTAL RETURN (c)                                                          (4.10)%               (2.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  11,169             $   5,845
Ratios to average net assets:
Ratio of total expenses to average net assets                               1.87%(d)              5.98%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 0.80%(d)            (0.07)%(d)
Portfolio turnover rate (e)                                                   47%                    1%

(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 per share.


Page 100            See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND

                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    27.95            $    30.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.10                  0.06 (b)
Net realized and unrealized gain (loss)                                     (2.24)                (2.11)
                                                                       ----------            ----------
Total from investment operations                                            (2.14)                (2.05)

Distributions paid to shareholders from:
Net investment income                                                       (0.14)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    25.67            $    27.95
                                                                       ==========            ==========
TOTAL RETURN (c)                                                          (7.66)%               (6.83)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $   7,702             $   2,795
Ratios to average net assets:
Ratio of total expenses to average net assets                               2.38%(d)              7.91%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 1.44%(d)              0.93%(d)
Portfolio turnover rate (e)                                                    3%                    2%


FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
                                                                         For the            For the Period
                                                                     Six Months Ended       May 8, 2007 (a)
                                                                     January 31, 2008           through
                                                                        (Unaudited)          July 31, 2007
                                                                   -------------------    -------------------

Net asset value, beginning of period                                   $    29.39            $    30.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.04                 (0.01)(b)
Net realized and unrealized gain (loss)                                     (1.78)                (0.60)
                                                                       ----------            ----------
Total from investment operations                                            (1.74)                (0.61)

Distributions paid to shareholders from:
Net investment income                                                       (0.03)                   --
                                                                       ----------            ----------
Net asset value, end of period                                         $    27.62            $    29.39
                                                                       ==========            ==========
TOTAL RETURN (c)                                                          (5.92)%               (2.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $   5,524             $   8,818
Ratios to average net assets:
Ratio of total expenses to average net assets                               2.19%(d)              6.01%(d)
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of net investment income (loss) to average net assets                 0.23%(d)            (0.21)%(d)
Portfolio turnover rate (e)                                                   38%                    1%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                   See Notes to Financial Statements                  Page 101

-------------------------------------------------------------------------------
Notes to Financial Statements
-------------------------------------------------------------------------------


                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                          January 31, 2008 (Unaudited)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen funds:

      First Trust Consumer Discretionary AlphaDEX(TM) Fund - (AMEX ticker "FXD") First Trust Consumer Staples AlphaDEX(TM) Fund - (AMEX ticker "FXG")
      First Trust Energy AlphaDEX(TM) Fund - (AMEX ticker "FXN")
      First Trust Financials AlphaDEX(TM) Fund - (AMEX ticker "FXO")
      First Trust Health Care AlphaDEX(TM) Fund - (AMEX ticker "FXH")
      First Trust Industrials/Producer Durables AlphaDEX(TM) Fund -
         (AMEX ticker "FXR")
      First Trust Materials AlphaDEX(TM) Fund - (AMEX ticker "FXZ")
      First Trust Technology AlphaDEX(TM) Fund - (AMEX ticker "FXL")
      First Trust Utilities AlphaDEX(TM) Fund - (AMEX ticker "FXU")
      First Trust Large Cap Core AlphaDEX(TM) Fund - (AMEX ticker "FEX")
      First Trust Mid Cap Core AlphaDEX(TM) Fund - (AMEX ticker "FNX")
      First Trust Small Cap Core AlphaDEX(TM) Fund - (AMEX ticker "FYX")
      First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund -
         (AMEX ticker "FTA")
      First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund -
         (AMEX ticker "FTC")
      First Trust Multi Cap Value AlphaDEX(TM) Fund - (AMEX ticker "FAB")
      First Trust Multi Cap Growth AlphaDEX(TM) Fund - (AMEX ticker "FAD")

Each fund represents a separate series of beneficial interest in the Trust (individually, each a "Fund" and collectively, the "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange ("AMEX"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of shares called a "Creation Unit". Each Creation Unit consists of 50,000 shares for the First Trust Consumer Discretionary AlphaDEX(TM) Fund, the First Trust Consumer Staples AlphaDEX(TM) Fund, the First Trust Energy AlphaDEX(TM) Fund, the First Trust Financials AlphaDEX(TM) Fund, the First Trust Health Care AlphaDEX(TM) Fund, the First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, the First Trust Materials AlphaDEX(TM) Fund, the First Trust Technology AlphaDEX(TM) Fund, and the First Trust Utilities AlphaDEX(TM) Fund and 100,000 shares for the First Trust Large Cap Core AlphaDEX(TM) Fund, the First Trust Mid Cap Core AlphaDEX(TM) Fund, the First Trust Small Cap Core AlphaDEX(TM) Fund, the First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, the First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund, the First Trust Multi Cap Value AlphaDEX(TM) Fund, and the First Trust Multi Cap Growth AlphaDEX(TM) Fund. Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                              INDEX
First Trust Consumer Discretionary AlphaDEX(TM) Fund              StrataQuantTM Consumer Discretionary Index
First Trust Consumer Staples AlphaDEX(TM) Fund                    StrataQuantTM Consumer Staples Index
First Trust Energy AlphaDEX(TM) Fund                              StrataQuantTM Energy Index
First Trust Financials AlphaDEX(TM) Fund                          StrataQuantTM Financials Index
First Trust Health Care AlphaDEX(TM) Fund                         StrataQuantTM Health Care Index
First Trust Industrials/Producer Durables AlphaDEX(TM) Fund       StrataQuantTM Industrials Index
First Trust Materials AlphaDEX(TM) Fund                           StrataQuantTM Materials Index
First Trust Technology AlphaDEX(TM) Fund                          StrataQuantTM Technology Index
First Trust Utilities AlphaDEX(TM) Fund                           StrataQuantTM Utilities Index
First Trust Large Cap Core AlphaDEX(TM) Fund                      Defined Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(TM) Fund                        Defined Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(TM) Fund                      Defined Small Cap Core Index
First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund       Defined Large Cap Value Opportunities Index
First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund      Defined Large Cap Growth Opportunities Index
First Trust Multi Cap Value AlphaDEX(TM) Fund                     Defined Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(TM) Fund                    Defined Multi Cap Growth Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
-------------------------------------------------------------------------------


                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                          January 31, 2008 (Unaudited)


A. PORTFOLIO VALUATION

The NAV of each Fund's shares is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

The Funds may hold publicly-traded master limited partnerships ("MLPs"). Distributions from such investments may include a return of capital component from the MLP to the extent of the cost basis of such MLP investments. Cumulative distributions received in excess of the Fund's cost basis in an MLP generally are recorded as dividend income.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid semi-annually or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

As of July 31, 2007, the components of distributable earnings on a tax basis for the Funds were as follows:

                                                                       Undistributed          Accumulated        Net Unrealized
                                                                         Ordinary               Capital           Appreciation
                                                                          Income              Gain (Loss)        (Depreciation)
                                                                      ---------------       ---------------     ----------------

  First Trust Consumer Discretionary AlphaDEX(TM) Fund                $          188        $      (2,058)        $  (115,344)
  First Trust Consumer Staples AlphaDEX(TM) Fund                               5,552               (3,068)           (158,588)
  First Trust Energy AlphaDEX(TM) Fund                                           892                   --            (253,253)
  First Trust Financials AlphaDEX(TM) Fund                                     6,584               (2,757)           (212,906)
  First Trust Health Care AlphaDEX(TM) Fund                                       --              (18,355)            (31,728)
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund                     --              (23,631)           (277,102)
  First Trust Materials AlphaDEX(TM) Fund                                      2,537               (4,424)            (55,234)
  First Trust Technology AlphaDEX(TM) Fund                                        --              (12,398)              3,046
  First Trust Utilities AlphaDEX(TM) Fund                                     11,354                 (945)           (236,558)
  First Trust Large Cap Core AlphaDEX(TM) Fund                                 4,291              (15,102)           (244,796)
  First Trust Mid Cap Core AlphaDEX(TM) Fund                                   1,760               (7,911)           (462,906)
  First Trust Small Cap Core AlphaDEX(TM) Fund                                 3,211              (14,770)           (542,442)
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund                  7,676               (1,854)           (534,998)
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund                    --                   --            (232,345)
  First Trust Multi Cap Value AlphaDEX(TM) Fund                                6,372               (8,569)           (334,249)
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                                  --              (26,562)           (564,459)

D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. In June 2006, Financial Accounting

-------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
-------------------------------------------------------------------------------


                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                          January 31, 2008 (Unaudited)


Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes," an Interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of January 31, 2008, management has evaluated the application of FIN 48 to each Fund, and has determined that there is no material impact resulting from the adoption of this interpretation on the Funds' financial statements.

At July 31, 2007 for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the year indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains to offset will not be distributed to shareholders.

The following Funds incurred and elected to defer net capital losses as follows:

                                                                 Capital Loss
                                                               Available through
                                                                 July 31, 2015
                                                               -----------------

  First Trust Consumer Discretionary AlphaDEX(TM) Fund           $      2,058
  First Trust Consumer Staples AlphaDEX(TM) Fund                        3,068
  First Trust Energy AlphaDEX(TM) Fund                                     --
  First Trust Financials AlphaDEX(TM) Fund                              2,757
  First Trust Health Care AlphaDEX(TM) Fund                            18,355
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund          23,631
  First Trust Materials AlphaDEX(TM) Fund                               4,424
  First Trust Technology AlphaDEX(TM) Fund                             12,398
  First Trust Utilities AlphaDEX(TM) Fund                                 945
  First Trust Large Cap Core AlphaDEX(TM) Fund                         15,102
  First Trust Mid Cap Core AlphaDEX(TM) Fund                            7,911
  First Trust Small Cap Core AlphaDEX(TM) Fund                         14,770
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund           1,854
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund             --
  First Trust Multi Cap Value AlphaDEX(TM) Fund                         8,569
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                       26,562

E. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the average net assets of each Fund. First Trust Portfolios L.P. ("First Trust Portfolios") has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUNDS                                                                  LICENSOR
First Trust Consumer Discretionary AlphaDEX(TM) Fund                   American Stock Exchange LLC
First Trust Consumer Staples AlphaDEX(TM) Fund                         American Stock Exchange LLC
First Trust Energy AlphaDEX(TM) Fund                                   American Stock Exchange LLC
First Trust Financials AlphaDEX(TM) Fund                               American Stock Exchange LLC
First Trust Health Care AlphaDEX(TM) Fund                              American Stock Exchange LLC
First Trust Industrials/Producer Durables AlphaDEX(TM) Fund            American Stock Exchange LLC
First Trust Materials AlphaDEX(TM) Fund                                American Stock Exchange LLC
First Trust Technology AlphaDEX(TM) Fund                               American Stock Exchange LLC
First Trust Utilities AlphaDEX(TM) Fund                                American Stock Exchange LLC
First Trust Large Cap Core AlphaDEX(TM) Fund                           Standard & Poor's
First Trust Mid Cap Core AlphaDEX(TM) Fund                             Standard & Poor's
First Trust Small Cap Core AlphaDEX(TM) Fund                           Standard & Poor's
First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund            Standard & Poor's
First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund           Standard & Poor's
First Trust Multi Cap Value AlphaDEX(TM) Fund                          Standard & Poor's
First Trust Multi Cap Growth AlphaDEX(TM) Fund                         Standard & Poor's

The Funds are entitled to use each index and corresponding trademarks and trade names pursuant to sublicensing arrangements by and among the Trust on behalf of each Fund, the respective Licensor, First Trust Advisors L.P. ("First Trust" or the "Advisor") and First Trust Portfolios. As such, the Funds pay licensing fees, which are shown on the Statements of Operations.

-------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
-------------------------------------------------------------------------------


                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                          January 31, 2008 (Unaudited)


F. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of SFAS 157 and its impact on the Funds' financial statements, if any, has not been determined.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Management Agreement. First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the Funds.

For these services, First Trust will receive monthly fees from each Fund calculated at an annual rate of 0.50% of such Fund's average daily net assets.

The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement in which the Advisor has agreed to waive fees and/or reimburse the Funds to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap").

Each Fund's Expense Cap will be in effect for at least two years from its inception date. Expenses borne by the Advisor are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap.

For the six months ended January 31, 2008, the advisory fee waivers and reimbursements of expenses (in order to maintain the Expense Caps) were as follows:

                                                                       Advisory Fee              Expense
                                                                          Waivers            Reimbursements
                                                                     ----------------       ----------------

  First Trust Consumer Discretionary AlphaDEX(TM) Fund                  $    4,480            $   46,840
  First Trust Consumer Staples AlphaDEX(TM) Fund                             7,284                40,890
  First Trust Energy AlphaDEX(TM) Fund                                      13,591                34,724
  First Trust Financials AlphaDEX(TM) Fund                                   4,220                47,891
  First Trust Health Care AlphaDEX(TM) Fund                                  9,981                38,880
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund               11,754                36,769
  First Trust Materials AlphaDEX(TM) Fund                                    7,884                41,490
  First Trust Technology AlphaDEX(TM) Fund                                  10,542                38,608
  First Trust Utilities AlphaDEX(TM) Fund                                    5,922                42,895
  First Trust Large Cap Core AlphaDEX(TM) Fund                              19,005                32,515
  First Trust Mid Cap Core AlphaDEX(TM) Fund                                14,929                37,687
  First Trust Small Cap Core AlphaDEX(TM) Fund                              14,746                45,529
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund               14,150                34,411
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund              20,776                27,499
  First Trust Multi Cap Value AlphaDEX(TM) Fund                             14,840                34,887
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                            16,764                32,979


The Trust has multiple service agreements with the Bank of New York ("BNY"). Under the servicing agreements, BNY will perform custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNY is responsible for custody of the Trust's assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Trust. The Bank of New York is a subsidiary of the Bank of New York Mellon Corporation, a financial holding company.

The Trust, on behalf of the Funds, has entered into an agreement with PFPC, Inc. ("PFPC"), whereby PFPC will provide certain administrative services to the Trust and the Funds in connection with the Board's meetings and other related matters.

-------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
-------------------------------------------------------------------------------


                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                          January 31, 2008 (Unaudited)


Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually and the Audit Committee Chairman is paid $5,000 annually, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2008, each of the chairmen of the Nominating and Governance Committee and the Valuation Committee are paid $2,500 annually to serve in such capacities with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Also effective January 1, 2008, the Lead Independent Trustee and each committee chairman will serve two year terms.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2008, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

                                                                                 Purchases                 Sales
                                                                             -----------------       -----------------

  First Trust Consumer Discretionary AlphaDEX(TM) Fund                        $      501,462             $  839,891
  First Trust Consumer Staples AlphaDEX(TM) Fund                                     882,450              1,540,472
  First Trust Energy AlphaDEX(TM) Fund                                                85,923                997,050
  First Trust Financials AlphaDEX(TM) Fund                                           412,612                573,917
  First Trust Health Care AlphaDEX(TM) Fund                                        1,074,576              1,431,358
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund                      1,101,687              2,009,140
  First Trust Materials AlphaDEX(TM) Fund                                            306,878                753,340
  First Trust Technology AlphaDEX(TM) Fund                                           992,595              1,230,557
  First Trust Utilities AlphaDEX(TM) Fund                                            305,812                562,915
  First Trust Large Cap Core AlphaDEX(TM) Fund                                     2,392,511              4,704,010
  First Trust Mid Cap Core AlphaDEX(TM) Fund                                       1,785,520              2,114,130
  First Trust Small Cap Core AlphaDEX(TM) Fund                                     2,603,276              3,032,166
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund                      1,517,194              2,134,913
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund                     3,796,572              5,190,979
  First Trust Multi Cap Value AlphaDEX(TM) Fund                                      194,066              1,516,377
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                                   2,602,535              4,129,005

For the six months ended January 31, 2008, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

                                                                                 Purchases                 Sales
                                                                             -----------------       -----------------

  First Trust Consumer Discretionary AlphaDEX(TM) Fund                         $     947,521           $    635,182
  First Trust Consumer Staples AlphaDEX(TM) Fund                                   1,986,260              1,352,937
  First Trust Energy AlphaDEX(TM) Fund                                             3,656,894              2,778,319
  First Trust Financials AlphaDEX(TM) Fund                                           922,861                788,800
  First Trust Health Care AlphaDEX(TM) Fund                                        4,005,228              1,668,366
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund                      1,935,269              1,036,951
  First Trust Materials AlphaDEX(TM) Fund                                          2,043,339              1,618,483
  First Trust Technology AlphaDEX(TM) Fund                                         3,133,325                898,293
  First Trust Utilities AlphaDEX(TM) Fund                                          1,846,295              2,694,193
  First Trust Large Cap Core AlphaDEX(TM) Fund                                    11,341,723                754,639
  First Trust Mid Cap Core AlphaDEX(TM) Fund                                       5,671,402              2,681,120
  First Trust Small Cap Core AlphaDEX(TM) Fund                                     5,644,133              2,615,995
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund                      5,387,230              2,344,758
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund                     9,222,168              1,765,213
  First Trust Multi Cap Value AlphaDEX(TM) Fund                                   10,637,387              3,828,749
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                                   3,181,213              4,610,116

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

-------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
-------------------------------------------------------------------------------


                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                          January 31, 2008 (Unaudited)


As of January 31, 2008, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation (depreciation) on investments were as follows:

                                                                                         Net
                                                                                      Unrealized         Gross           Gross
                                                                                     Appreciation     Unrealized      Unrealized
                                                                        Cost        (Depreciation)   Appreciation   (Depreciation)
                                                                   ______________   ______________  ______________  ______________

  First Trust Consumer Discretionary AlphaDEX(TM) Fund              $ 1,926,246      $   (207,419)   $   45,041      $ (252,460)
  First Trust Consumer Staples AlphaDEX(TM) Fund                      3,011,188          (301,430)       12,734        (314,164)
  First Trust Energy AlphaDEX(TM) Fund                                5,729,551          (403,846)      105,994        (509,840)
  First Trust Financials AlphaDEX(TM) Fund                            1,930,473          (313,171)       20,008        (333,179)
  First Trust Health Care AlphaDEX(TM) Fund                           3,928,004           (17,591)      188,245        (205,836)
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund         4,703,752          (270,406)      112,026        (382,432)
  First Trust Materials AlphaDEX(TM) Fund                             3,281,347          (146,555)      124,418        (270,973)
  First Trust Technology AlphaDEX(TM) Fund                            4,094,735          (340,259)      113,450        (453,709)
  First Trust Utilities AlphaDEX(TM) Fund                             1,903,535          (170,317)          624        (170,941)
  First Trust Large Cap Core AlphaDEX(TM) Fund                       11,136,583          (328,754)      283,955        (612,709)
  First Trust Mid Cap Core AlphaDEX(TM) Fund                          8,575,612          (565,765)      197,485        (763,250)
  First Trust Small Cap Core AlphaDEX(TM) Fund                        8,324,530          (693,674)      205,050        (898,724)
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund         8,502,346          (590,987)      163,965        (754,952)
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund       11,529,384          (255,054)      261,124        (516,178)
  First Trust Multi Cap Value AlphaDEX(TM) Fund                       8,504,082          (756,300)      166,534        (922,834)
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                      5,695,604          (129,878)      215,242        (345,120)

                                   5. CAPITAL

Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 or 100,000 shares, as determined by each Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund times the number of Shares in a Creation Unit on the transaction date. Purchasers of Creation Units must pay a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

                         Number of
                         Securities                 Creation
                     in a Creation Unit          Transaction Fee
                            1-100                      $500
                          101-200                    $1,000
                          201-300                    $1,500
                          301-400                    $2,000
                          401-500                    $2,500
                          501-600                    $3,000
                          601-700                    $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund times the number of Shares in a Creation Unit on the transaction date plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

-------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
-------------------------------------------------------------------------------


                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                          January 31, 2008 (Unaudited)


                         Number of
                         Securities                 Redemption
                     in a Creation Unit          Transaction Fee
                            1-100                      $500
                          101-200                    $1,000
                          201-300                    $1,500
                          301-400                    $2,000
                          401-500                    $2,500
                          501-600                    $3,000
                          601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                             6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios the distributor, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. First Trust Portfolios may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2008.

                              7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

-------------------------------------------------------------------------------
Additional Information
-------------------------------------------------------------------------------


                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                          January 31, 2008 (Unaudited)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2007 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.


                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.


                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.


Sources of Information

We may collect nonpublic personal information about you from the following sources:
  o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

  o Information about your transactions with us, our affiliates or others;

  o Information we receive from your inquiries by mail, e-mail or telephone; and

  o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.


Information Collected

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

Disclosure of Information

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

  o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

  o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

-------------------------------------------------------------------------------
Additional Information (Continued)
-------------------------------------------------------------------------------


                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                          January 31, 2008 (Unaudited)


Confidentiality and Security

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

Policy Updates and Inquiries

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

-------------------------------------------------------------------------------
Risk Considerations
-------------------------------------------------------------------------------


                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                          January 31, 2008 (Unaudited)


You should consider each Fund's investment objective, risks, and charges and expenses carefully before investing. You can download each Fund's prospectus at http://www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the particular Fund. Read it carefully before you invest. First Trust Portfolios L.P. is the distributor of the First Trust Exchange-Traded AlphaDEX(TM) Fund.

RISK CONSIDERATIONS

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of it's corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, the each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from a Fund's index.

Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry or sector if the Fund's corresponding index is concentrated in an individual industry or sector. You should be aware that an investment in a portfolio that is concentrated in an individual industry or sector involves additional risk, including limited diversification.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of its assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

The First Trust Consumer Discretionary AlphaDEX(TM) Fund, the First Trust Consumer Staples AlphaDEX(TM) Fund, the First Trust Energy AlphaDEX(TM) Fund, the First Trust Financials AlphaDEX(TM) Fund, the First Trust Health Care AlphaDEX(TM) Fund, the First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, the First Trust Materials AlphaDEX(TM) Fund, the First Trust Technology AlphaDEX(TM) Fund, the First Trust Utilities AlphaDEX(TM) Fund, the First Trust Multi Cap Value AlphaDEX(TM) Fund and the First Trust Multi Cap Growth AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may experience greater price volatility than larger, more established companies.

-------------------------------------------------------------------------------
Risk Considerations (Continued)
-------------------------------------------------------------------------------


                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                          January 31, 2008 (Unaudited)


The First Trust Mid Cap Core AlphaDEX(TM) Fund invests in mid-cap companies and is subject to additional risks because such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies.

The First Trust Small Cap Core AlphaDEX(TM) Fund invests in small-cap companies and is subject to additional risks, as the share prices of small-cap companies are often more volatile than those of larger companies.

The First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund and the First Trust Multi Cap Value AlphaDEX(TM) Fund invest with a value-oriented investment style and may not be successful in realizing their respective investment objectives. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

The First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund the First Trust Multi Cap Growth AlphaDEX(TM) Fund invest with a growth-oriented investment style and may not be successful in realizing their respective investment objectives. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

The First Trust Consumer Discretionary AlphaDEX(TM) Fund invests in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Consumer Staples AlphaDEX(TM) Fund invests in the securities of companies in the consumer staples sector. Because companies in the consumer staples sector provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits, these companies may be affected by a variety of factors which could impact company profitability. For instance, government regulations may affect the permissibility of using various food additives and the production methods of companies that manufacture food products. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of foods and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

The First Trust Energy AlphaDEX(TM) Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

The First Trust Financials AlphaDEX(TM) Fund invests in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although the barriers which separated the banking, insurance and securities industries were eliminated by legislation, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

The First Trust Health Care AlphaDEX(TM) Fund invests in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals, and health care facilities and

-------------------------------------------------------------------------------
Risk Considerations (Continued)
-------------------------------------------------------------------------------


                 First Trust Exchange-Traded AlphaDEX(TM) Fund
                          January 31, 2008 (Unaudited)


services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

The First Trust Industrials/Producer Durables AlphaDEX(TM) Fund invests in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.
The First Trust Materials AlphaDEX(TM) Fund invests in the securities of companies in the materials sector. Because companies in the materials sector are involved in the extracting or processing of raw materials, general risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The First Trust Technology AlphaDEX(TM) Fund invests in the securities of companies in the technology sector. Because companies in the technology sector serve the electronics and computer industries or manufacture products based on the latest applied science, general risks of these companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Also, the stocks of many technology companies have exceptionally high price-to-earning ratios with little or no earnings histories.

The First Trust Utilities AlphaDEX(TM) Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.





           NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

--------------------------------------------------------------------------------


[LOGO OMITTED]      FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND



--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York
101 Barclay Street
New York, NY 10286


BOARD ADMINISTRATOR
PFPC, Inc.
301 Bellevue Parkway
Wilmington, DE 19809


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

--------------------------------------------------------------------------------

Back Cover

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded AlphaDEX(TM) Fund

By:  /s/ James A. Bowen
     -----------------------------------------------------

Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date:    March 20, 2008



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James A. Bowen
     -----------------------------------------------------

Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date:    March 20, 2008



By:  /s/ Mark R. Bradley
     -----------------------------------------------------

Name:    Mark R. Bradley

Title:   Treasurer, Controller, Chief Financial Officer and
         Chief Accounting Officer

Date:    March 20, 2008